UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments
July 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 90.9%
	Auto & Transportation — 1.7%
12,800	Ryder System	1,102,464

	Consumer Discretionary — 19.3%
5,600	Advance Auto Parts	678,216
37,875	Aramark	1,021,110
8,600	Bally Technologies (1)	517,462
23,200	BRP (1)	553,855
13,100	Brunswick	528,323
4,300	Domino’s Pizza	309,600
17,400	Fortune Brands Home & Security	657,546
3,300	Fossil Group (1)	323,400
13,600	Gannett	444,992
900	Graham Holdings Class B	617,175
8,800	Hanesbrands	859,848
1,700	Harman International Industries	184,535
11,448	Jack in the Box	654,711
5,200	John Wiley & Sons Class A	312,468
21,800	KAR Auction Services	638,958
4,812	Ross Stores	309,893
10,900	Six Flags Entertainment	416,598
7,100	Snap-on	853,420
14,700	Sotheby’s	582,855
19,300	Urban Outfitters (1)	689,589
11,200	VeriSign (1)	605,360
11,476	Waste Connections	543,274
		12,303,188
	Consumer Staples — 0.6%
14,176	WhiteWave Foods Class A (1)	422,303

	Financial Services — 18.6%
2,089	Affiliated Managers Group (1)	416,233
3,943	Alexandria REIT	309,920
14,789	Apartment Investment & Management Class A REIT	505,488
29,310	Ares Capital	489,770
12,714	Arthur J Gallagher	572,130
13,705	Commerce Bancshares	617,547
31,000	CoreLogic (1)	843,200
6,000	Cullen/Frost Bankers	467,820
5,853	Equity Lifestyle Properties REIT	259,229
27,000	First Horizon National	318,060
6,800	First Republic Bank	317,696
14,995	HCC Insurance Holdings	699,967
81,200	Huntington Bancshares	797,384
22,193	Parkway Properties REIT	460,061
6,828	PartnerRe	712,570
7,600	PennyMac Mortgage Investment Trust REIT	162,716
10,100	ProAssurance	440,663
11,800	Raymond James Financial	601,210
5,800	Reinsurance Group of America Class A	465,508
1,535	SVB Financial Group (1)	167,346
6,150	Torchmark	324,351
23,954	Vantiv Class A (1)	785,212
5,100	Wintrust Financial	236,283
10,100	WR Berkley	450,561
15,300	Zions Bancorporation	440,946
		11,861,871
	Healthcare — 12.4%
20,300	CareFusion (1)	888,937
11,432	Catalent (1)	228,526
10,484	Envision Healthcare Holdings (1)	374,803
10,700	Exact Sciences (1)	167,027
2,900	Fluidigm (1)	83,027
1,907	HealthEquity (1)	33,563
5,069	Henry Schein (1)	589,271
6,800	IMS Health Holdings (1)	177,480
10,700	LifePoint Hospitals (1)	767,404
7,700	Masimo (1)	185,416
17,100	Parexel International (1)	915,876
11,000	PerkinElmer	508,420
13,839	Premier Class A (1)	391,644
11,518	Quintiles Transnational Holdings (1)	632,684
4,300	Salix Pharmaceuticals (1)	567,213
4,700	Sirona Dental Systems (1)	376,940
6,917	Universal Health Services Class B	737,352
6,500	West Pharmaceutical Services	264,875
		7,890,458
	Materials & Processing — 8.8%
5,253	Airgas	561,651
48,500	Berry Plastics Group (1)	1,178,065
12,300	CLARCOR	729,513
18,800	Hexcel (1)	700,300
30,500	Interface Class A	483,425
8,700	Minerals Technologies	505,209
7,100	Reliance Steel & Aluminum	484,575
22,600	Sealed Air	725,912
26,600	Yamana Gold	226,632
		5,595,282
	Other Energy — 3.5%
51,000	Denbury Resources	864,450
3,000	Energen	244,890
40,100	EP Energy Class A (1)	802,000
9,500	Superior Energy Services	319,200
		2,230,540
	Producer Durables — 12.1%
10,400	Alaska Air Group	457,288
24,900	Allison Transmission Holdings Class A	729,072

Shares		Value $

12,400	Applied Industrial Technologies	600,904
7,600	Carlisle	608,152
20,800	Copart (1)	694,304
7,400	Dover	634,624
2,700	Genesee & Wyoming Class A (1)	269,271
3,700	Graco	274,355
6,391	IDEX	484,565
13,500	Quanta Services (1)	452,115
11,528	Regal-Beloit	810,303
20,700	Rollins	586,017
8,900	Spirit Airlines (1)	582,238
2,199	Towers Watson Class A	224,342
5,168	Verisk Analytics Class A (1)	310,287
		7,717,837
	Technology — 11.2%
16,900	AOL (1)	651,495
7,857	Arrow Electronics (1)	455,313
50,900	Atmel (1)	417,380
5,900	Avnet	249,747
6,200	CDW	191,518
24,900	Finisar (1)	491,277
6,500	Gartner (1)	444,730
8,200	Informatica (1)	260,104
44,400	JDS Uniphase (1)	527,028
11,500	Linear Technology	507,553
8,500	Microchip Technology	382,670
6,400	MICROS Systems (1)	432,832
24,400	ON Semiconductor (1)	208,864
19,100	PTC (1)	686,836
22,000	Sabre (1)	417,560
1,900	SBA Communications Class A (1)	203,167
16,394	Synopsys (1)	619,201
		7,147,275
	Utilities — 2.7%
14,600	NorthWestern	674,812
13,600	Portland General Electric	434,248
6,800	Questar	151,232
12,900	Westar Energy Class A	464,916
		1,725,208
	TOTAL COMMON STOCK (Cost $44,702,615)	57,996,426

	INVESTMENT COMPANIES – 1.0%
	United States — 1.0%
1,900	iShares Russell 2000 ETF	211,071
2,700	iShares Russell Mid-Capital ETF	423,630
	TOTAL INVESTMENT COMPANIES (Cost $669,605)	634,701
	TOTAL INVESTMENTS – 91.9% (Cost $45,372,220)*	58,631,127
	OTHER ASSETS LESS LIABILITIES – 8.1%	5,185,006
	NET ASSETS – 100%	$63,816,133

(1) Denotes non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

* At July 31, 2014, the tax basis cost of the Fund’s investments was $45,372,220, and the unrealized appreciation and depreciation were $13,862,348 and $(603,441), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments
July 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 96.0%
	Brazil — 10.3%
2,865,320	Ambev ADR	19,742,055
770,681	Banco Bradesco ADR	11,776,006
765,200	BB Seguridade Participacoes	11,123,436
729,300	BR Malls Participacoes	6,335,869
1,553,356	Cia de Concessoes Rodoviarias	12,262,526
738,400	Cielo	13,526,349
742,800	Gerdau ADR	4,367,664
362,605	Iochpe-Maxion	2,653,110
306,500	Kroton Educacional	8,167,929
193,178	Petroleo Brasileiro ADR (1)	3,079,257
920,696	Petroleo Brasileiro Class A ADR (1)	15,486,107
132,400	Telefonica Brasil ADR	2,667,860
418,700	Ultrapar Participacoes	9,605,878
33,400	Ultrapar Participacoes ADR	764,526
824,100	Vale Class B ADR	11,825,835
		133,384,407
	China — 21.3%
1,581,000	AAC Technologies Holdings (2)	9,373,763
7,746,000	Brilliance China Automotive Holdings	14,556,103
44,599,320	China Construction Bank Class H (2)	34,123,836
3,832,000	China Life Insurance Class H (2)	11,380,561
1,286,500	China Mobile (2)	14,057,131
5,012,200	China Pacific Insurance Group Class H (2)	19,686,300
37,965,600	China Petroleum & Chemical Class H (2)	37,168,494
1,738,200	Chongqing Changan Automobile Class B	3,763,459
11,539,000	CNOOC (2)	20,410,984
1,279,000	Hengan International Group (2)	13,683,089
22,227,565	Industrial & Commercial Bank of China Class H (2)	15,159,589
242,000	Mindray Medical International ADR	7,272,100
4,207,000	Sun Art Retail Group	5,249,217
2,996,500	Tencent Holdings (2)	48,662,440
334,000	Tsingtao Brewery Class H (2)	2,721,317
1,640,200	Weichai Power Class H (2)	7,147,074
167,046	Yum! Brands	11,592,992
		276,008,449
	Colombia — 0.3%
30,965	Bancolombia ADR	1,932,525
65,229	Grupo de Inversiones Suramericana	1,420,149
		3,352,674
	Czech Republic (2) — 0.2%
12,596	Komercni Banka	2,730,904

	Egypt (2) — 0.2%
457,692	Commercial International Bank	2,691,333

	Greece (2) — 0.2%
2,449,438	Alpha Bank (1)	1,957,192
77,333	Hellenic Telecommunications Organization (1)	1,060,052
		3,017,244
	Hong Kong (2) — 1.7%
4,018,800	AIA Group	21,530,321

	Hungary (2) — 0.8%
460,874	OTP Bank	7,988,021
108,656	Richter Gedeon Nyrt	1,782,881
		9,770,902
	India — 6.6%
2,688,490	Axis Bank	17,397,614
689,405	Coal India (2)	4,169,490
1,218,061	HDFC Bank (2)	16,658,756
84,200	HDFC Bank ADR	3,991,080
482,263	Lupin (2)	9,400,189
122,503	Maruti Suzuki India (2)	5,082,734
827,700	Reliance Industries (2)	13,671,959
312,501	Tata Consultancy Services (2)	13,287,513
294,543	Tata Motors (2)	2,155,752
		85,815,087
	Indonesia (2) — 1.3%
7,598,500	Bank Mandiri	6,611,880
42,995,600	Telekomunikasi Indonesia Persero	9,767,530
		16,379,410
	Malaysia (2) — 0.3%
714,026	CIMB Group Holdings	1,559,283
783,900	Genting (1)	2,412,222
		3,971,505
	Mexico — 3.5%
2,254,164	Alfa Class A	6,155,471
1,010,300	Alsea (1)	3,451,221
661,460	Cemex ADR (1)	8,307,938

Shares		Value $

104,000	Fomento Economico Mexicano ADR	9,764,560
420,800	Grupo Financiero Santander Mexico ADR	5,588,224
1,906,400	Grupo Mexico	6,783,438
2,163,600	Wal-Mart de Mexico	5,372,995
		45,423,847
	Peru — 0.4%
37,056	Credicorp	5,481,323

	Philippines (2) — 1.0%
10,183,600	Ayala Land	7,246,701
47,465	Philippine Long Distance Telephone	3,342,325
1,264,900	Robinsons Retail Holdings	1,899,337
		12,488,363
	Poland (2) — 1.6%
137,844	KGHM Polska Miedz (1)	5,655,283
1,278,062	Powszechna Kasa Oszczednosci Bank Polski	14,534,357
		20,189,640
	Qatar (2) — 1.4%
141,981	Gulf International Services OSC	4,448,330
269,237	Qatar National Bank	13,315,128
		17,763,458
	Russia — 4.8%
1,181,741	Gazprom ADR	8,656,253
408,566	LUKOIL ADR	22,797,983
105,215	Magnit GDR (2)	6,169,664
243,359	MMC Norilsk Nickel ADR (2)	4,759,178
475,400	Mobile Telesystems ADR	8,523,922
853,580	Sberbank ADR	7,067,642
129,817	Tatneft OAO ADR (2)	4,614,191
		62,588,833
	South Africa (2) — 2.5%
110,931	Naspers Class N	13,641,976
200,274	Sasol	11,552,475
928,832	Woolworths Holdings	7,172,369
		32,366,820
	South Korea (2) — 19.6%
266,350	Cheil Worldwide (1)	5,572,903
374,614	DGB Financial Group	6,081,336
526,780	Hana Financial Group	21,214,914
64,202	Hankook Tire	3,514,159
32,417	Hyundai Department Store	4,617,022
108,642	Hyundai Engineering & Construction	6,622,801
198,733	Hyundai Motor	47,045,883
198,870	Korea Electric Power	8,206,607
68,920	KT&G	6,657,956
80,747	LG Chem	22,596,313
341,180	LG Display (1)	11,200,156
11,716	LG Household & Health Care	5,441,073
15,679	NAVER	11,195,539
49,276	Samsung Electronics	63,773,710
32,457	Samsung Life Insurance	3,303,827
316,938	SK Hynix (1)	13,789,835
49,052	SK Telecom	12,591,743
		253,425,777
	Taiwan (2) — 11.5%
9,141,000	Advanced Semiconductor Engineering	10,855,788
1,006,000	Catcher Technology	8,222,479
11,429,489	Cathay Financial Holding	19,018,610
16,926,150	CTBC Financial Holding	11,846,879
334,000	Eclat Textile	3,704,294
10,622,581	Hon Hai Precision Industry	36,400,279
721,000	MediaTek	11,158,301
11,900,139	Taiwan Semiconductor Manufacturing	47,711,016
		148,917,646
	Thailand (2) — 2.2%
2,130,070	Kasikornbank	13,920,218
115,630	Kasikornbank NVDR	755,653
9,205,300	Land & Houses NVDR	2,683,567
1,047,200	PTT	10,371,619
8,600	PTT NVDR	85,176
		27,816,233
	Turkey (2) — 3.1%
2,306,237	Akbank	9,146,303
169,761	BIM Birlesik Magazalar	4,019,921
820,770	KOC Holding	4,306,731
167,580	Tupras Turkiye Petrol Rafinerileri	4,095,388
1,191,800	Turkcell Iletisim Hizmetleri (1)	7,793,543
1,100,507	Turkiye Garanti Bankasi	4,532,134
825,040	Turkiye Halk Bankasi	6,212,175
		40,106,195
	United Arab Emirates (2) — 1.2%
5,676,363	Emaar Properties PJSC	15,037,308

	TOTAL COMMON STOCK (Cost $1,082,731,662)	1,240,257,679

Shares		Value $

	PREFERRED STOCK – 3.0%
	Brazil — 3.0%
2,162,177	Itau Unibanco Holding ADR	33,297,526
448,900	Vale Class B ADR	5,745,920
	TOTAL PREFERRED STOCK (Cost $37,080,302)	39,043,446
	TOTAL INVESTMENTS – 99.0% (Cost $1,119,811,964)*	1,279,301,125
	OTHER ASSETS LESS LIABILITIES – 1.0%	12,952,042
	NET ASSETS – 100%	$1,292,253,167

(1)  Denotes non-income producing security.

(2)  Security is fair valued.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

* At July 31, 2014, the tax basis cost of the Fund’s investments was $1,119,811,964, and the unrealized appreciation and depreciation were $178,277,474 and $(18,788,313), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments
July 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 95.7%
	Australia — 5.8%
40,787	Acrux	69,553
37,523	Adelaide Brighton (2)	126,544
37,791	Ausdrill (2)	37,794
316,724	Beach Energy (2)	492,712
32,034	BHP Billiton (2)	1,137,412
30,953	Bradken (2)	128,634
58,915	BWP Trust REIT	140,159
22,537	Cabcharge Australia (2)	95,801
18,535	Cardno (2)	107,365
115,728	Coca-Cola Amatil (2)	986,955
27,070	Collection House (2)	49,110
4,899	Credit Group (2)	40,022
13,299	Decmil Group (2)	24,358
63,895	Downer EDI (2)	284,990
7,355	DWS	8,783
13,276	Fleetwood (2)	26,756
3,689	JB Hi-Fi (2)	67,867
54,698	MACA	104,203
112,004	Macmahon Holdings (1) (2)	11,885
25,454	Macquarie Group (2)	1,362,287
28,619	MaxiTRANS Industries	28,324
44,826	Mineral Resources (2)	455,173
16,522	Monadelphous Group (2)	243,149
51,446	Myer Holdings (2)	107,418
38,073	NRW Holdings (2)	37,709
28,577	Orica (2)	577,172
6,136	OrotonGroup	27,085
56,523	OZ Minerals (2)	240,295
26,954	Primary Health Care (2)	120,522
36,816	Prime Media Group	35,068
20,453	Programmed Maintenance Services (2)	53,438
26,653	RCR Tomlinson (2)	72,261
90,354	Resolute Mining (1) (2)	49,236
6,574	Rio Tinto (2)	399,329
98,437	Scentre Group REIT (1)	311,023
18,356	Seven Group Holdings (2)	129,962
96,801	Seven West Media (2)	181,842
111,807	Skilled Group (2)	261,890
20,612	Sonic Healthcare (2)	344,759
50,496	St. Barbara (1) (2)	5,067
335,566	Telstra (2)	1,701,690
43,480	Thorn Group (2)	91,772
17,644	Watpac (2)	14,139
31,627	Woodside Petroleum (2)	1,241,484
34,941	Woolworths (2)	1,190,940
30,515	WorleyParsons (2)	502,636
32,979	Wotif.com Holdings (2)	101,258
		13,827,831
	Austria — 0.9%
8,310	Atrium European Real Estate	46,402
959	BUWOG (1) (2)	18,465
13,823	EVN (2)	191,284
1,649	Immobilien Anlagen (1) (2)	32,937
19,196	IMMOFINANZ (1)	60,791
1,006	Mayr Melnhof Karton (2)	119,927
11,661	Oesterreichische Post	547,214
18,775	OMV (2)	755,102
20,729	Verbund	389,987
		2,162,109
	Belgium — 0.6%
2,979	Ageas (2)	106,919
61,044	AGFA-Gevaert (1)	182,364
1,819	Barco (2)	134,001
27,401	Belgacom (2)	895,428
1,191	Gimv	58,354
3,218	RHJ International (1)	15,607
932	Sofina	105,093
359	Van de Velde (2)	18,974
		1,516,740
	Bermuda — 0.4%
74,744	Catlin Group (2)	634,174
29,582	Lancashire Holdings	305,904
		940,078
	Brazil — 1.8%
20,500	Bematech	75,811
33,017	Cia Energetica de Minas Gerais ADR	271,400
15,600	Cia Paranaense de Energia ADR	242,424
41,000	EcoRodovias Infraestrutura e Logistica	245,413
6,800	Eternit	25,746
15,600	Gerdau ADR	91,728
14,000	Grendene	82,010
15,900	Helbor Empreendimentos	38,545
42,200	Mahle-Metal Leve Industria e Comercio	410,142
11,500	MRV Engenharia e Participacoes	36,901
42,000	Petroleo Brasileiro ADR (1)	669,480
14,700	Petroleo Brasileiro Class A ADR (1)	247,254
33,100	Souza Cruz	307,693
15,600	Telefonica Brasil ADR	314,340
36,530	Tractebel Energia	547,447
17,800	Transmissora Alianca de Energia Eletrica	162,407
31,100	Vale	446,195
		4,214,936

Shares		Value $

	British Virgin Islands (2) — 0.2%
42,984	Playtech	444,326

	Cambodia (2) — 0.1%
204,000	NagaCorp	178,788

	Canada — 4.5%
3,700	Agrium	337,305
11,200	BCE	507,228
4,300	Calvalley Petroleum Class A (1)	5,837
52,600	Canadian Oil Sands Trust	1,123,542
59,800	Centerra Gold	310,970
15,300	Corus Entertainment Class B	338,176
7,500	Dundee Class A (1)	123,951
18,700	Genworth MI Canada	678,129
19,700	Great-West Lifeco	573,827
47,700	IAMGOLD (1)	176,302
5,200	Magna International Class A	558,415
11,700	Medical Facilities	181,667
8,900	Metro Class A	580,273
400	Morguard	52,277
1,300	Morguard REIT	21,377
12,600	Noranda Income Fund	65,175
1,200	North West	26,414
1,400	Northern Property REIT	37,557
5,800	Potash Corp. of Saskatchewan	205,914
14,200	Power Financial	457,640
31,600	Rogers Communications Class B	1,234,033
44,900	Shaw Communications Class B	1,100,315
6,300	Sherritt International	25,885
13,300	Suncor Energy	546,101
40,800	Teck Resources Class B	977,763
3,300	Torstar Class B	22,881
16,300	Transcontinental Class A	207,945
10,410	Yellow Media (1)	169,275
		10,646,174
	Chile — 0.4%
19,304	AFP Habitat	24,803
40,700	Enersis ADR	686,202
105,078	Inversiones Aguas Metropolitanas	166,237
		877,242
	China — 2.6%
110,000	361 Degrees International (2)	25,717
586,000	Bank of China Class H (2)	280,043
648,000	Bank of Communications Class H (2)	496,502
30,000	Baoye Group Class H	18,348
96,000	Beijing Capital Land Class H (2)	35,514
2,100	Changyou.com ADR (1)	50,484
60,000	Chaoda Modern Agriculture Holdings (1) (2) (3)	1,860
207,000	China Child Care (2)	60,898
351,000	China Construction Bank Class H (2)	268,557
510,000	China Lumena New Materials (1) (2) (3)	69,919
410,400	China Petroleum & Chemical Class H (2)	401,783
236,000	China Shenhua Energy Class H (2)	693,939
31,000	China Shineway Pharmaceutical Group (2)	51,849
80,000	China Taifeng Beddings Holdings (1) (2)	14,173
55,400	Dongfang Electric Class H (2)	95,598
78,500	Greentown China Holdings (2)	100,885
72,000	Harbin Electric Class H (2)	48,316
634,000	Jiangsu Expressway Class H (2)	770,628
218,000	Jiangxi Copper Class H (2)	415,627
20,000	Jingwei Textile Machinery Class H (2)	19,056
3,352	Nam Tai Property	23,900
4,259	NetEase ADR	357,926
213,000	Pacific Online (2)	117,880
115,000	Pacific Textile Holdings (2)	144,119
150,000	Powerlong Real Estate Holdings (1) (2)	22,757
68,000	Qingling Motors Class H	20,444
108,000	Shanghai Prime Machinery Class H (2)	17,439
32,500	Sino-Ocean Land Holdings (2)	18,981
203,000	Soho China (2)	170,658
10,100	SouFun Holdings ADR	115,847
122,000	Xingda International Holdings	48,957
106,000	Xinhua Winshare Publishing and Media Class H	89,860
415,000	Yangzijiang Shipbuilding Holdings (2)	360,713
608,000	Zhejiang Expressway Class H (2)	656,823
		6,086,000
	Czech Republic (2) — 0.5%
10,810	CEZ	305,958
3,641	Komercni Banka	789,395
		1,095,353
	Denmark — 0.5%
421	AP Moeller - Maersk Class B (2)	981,485
5,680	H Lundbeck	130,162
		1,111,647
	Finland — 1.9%
7,110	Elisa (2)	203,654

Shares		Value $

32,754	Fortum (2)	842,260
7,932	Neste Oil	146,574
9,922	Nokian Renkaat (2)	343,534
28,698	Orion Class B (2)	1,063,953
17,946	Sampo Class A (2)	891,476
9,006	Sponda (2)	46,269
18,221	Stora Enso Class R (2)	163,716
7,526	Tieto (2)	200,052
12,150	Tikkurila (2)	307,047
13,445	UPM-Kymmene (2)	219,134
		4,427,669
	France — 4.0%
1,439	Altamir	22,352
18,510	BNP Paribas (2)	1,228,200
1,545	Boiron	117,592
454	Cegid Group (2)	18,322
9,687	Cie Generale des Etablissements Michelin (2)	1,062,656
29,144	CNP Assurances (2)	572,576
13,182	Credit Agricole (2)	178,318
6,372	Euler Hermes Group (2)	743,619
9,151	Eutelsat Communications (2)	315,735
406	FFP (1) (2)	27,160
12,986	Ipsen (2)	577,124
4,427	Lagardere SCA (2)	131,790
28,081	Metropole Television (2)	515,092
4,407	Neopost (2)	309,427
14,364	Orange (2)	224,930
9,437	Sanofi (2)	990,797
3,426	SEB (2)	277,720
11,116	Societe d’Edition de Canal +	90,500
6,012	Societe Generale (2)	301,816
5,945	Thales (2)	338,119
10,374	Total (2)	669,067
3,598	Valeo (2)	431,103
6,562	Vinci (2)	452,862
		9,596,877
	Gabon (2) — 0.1%
272	Total Gabon	148,658

	Germany — 3.2%
4,038	Allianz (2)	672,269
8,777	BASF (2)	908,364
838	Bijou Brigitte (2)	64,792
13,766	Commerzbank (1) (2)	197,789
1,882	Continental (2)	405,315
2,918	Deutsche Bank (2)	99,791
2,446	Fresenius Medical Care & KGaA (2)	169,551
2,733	Hamburger Hafen und Logistik (2)	70,410
9,682	Hannover Rueck (2)	826,489
386	Indus Holding (2)	20,286
11,477	K+S (2)	351,673
17,232	Merck KGaA (2)	1,523,822
1,833	Muenchener Rueckversicherungs (2)	388,911
2,714	Software (2)	67,897
14,659	Stada Arzneimittel (2)	605,356
83	STO & KGaA	16,004
23,340	Suedzucker (2)	408,858
22,732	Talanx (2)	809,383
		7,606,960
	Greece — 0.0%
2,191	Aegean Airlines (1)	18,307
2,794	Metka (2)	45,040
4,494	Public Power (1) (2)	65,599
		128,946
	Guernsey — 0.2%
84,144	Friends Life Group (2)	470,557
8,402	Tetragon Financial Group	88,515
		559,072
	Hong Kong — 6.5%
116,000	Allied Properties HK (2)	23,671
32,000	AMVIG Holdings (2)	12,008
420,000	Anxin-China Holdings (2)	52,939
221,016	Asian Citrus Holdings (1) (2)	46,499
184,000	Bank of East Asia (2)	784,414
300,000	BOC Hong Kong Holdings (2)	940,909
104,000	Bolina Holding	37,440
46,000	C C Land Holdings (2)	10,048
216,000	Century City International Holdings (2)	17,234
240,000	Champion REIT (2)	111,495
922,000	Champion Technology Holdings (2)	23,002
24,000	Cheung Kong Holdings (2)	463,668
336,000	China BlueChemical (2)	173,057
72,000	China Everbright (2)	111,096
36,000	China Lilang (2)	23,622
128,500	China Mobile (2)	1,404,074
15,040	China Ocean Resources (1) (2)	17,397
92,000	China Sanjiang Fine Chemicals (2)	32,967
168,000	China Travel International Investment HK (2)	39,997
550,000	CNOOC (2)	972,878
310,000	Coastal Greenland (1) (2)	10,926
810,000	CSI Properties (2)	34,360
1,280,000	CST Mining Group (1) (2)	8,726
211,600	Dah Sing Banking Group (2)	377,797
50,400	Dah Sing Financial Holdings (2)	286,001
79,000	Dan Form Holdings (1) (2)	8,002
13,000	Dickson Concepts International (2)	7,373
301,000	Dongyue Group (2)	137,652

Shares		Value $

285,000	Emperor Entertainment Hotel (2)	99,244
288,000	Emperor International Holdings (2)	73,768
9,500	Fairwood Holdings (2)	20,434
79,000	Far East Consortium International (2)	30,080
1,075,000	Geely Automobile Holdings (2)	432,221
48,000	Giordano International (2)	28,082
23,000	Goldlion Holdings (2)	9,929
47,279	Great Eagle Holdings (2)	170,733
600,000	Guangdong Investment (2)	672,872
18,150	Henderson Land Development (2)	115,128
28,000	HKR International (2)	13,212
11,000	Hongkong & Shanghai Hotels (2)	15,681
50,000	Hongkong Land Holdings (2)	341,754
22,000	Hopewell Holdings (2)	76,413
472,000	Huabao International Holdings (2)	342,741
55,000	Hysan Development (2)	263,274
69,500	Kerry Properties (2)	253,679
17,000	Kowloon Development (2)	20,617
824,000	Lai Fung Holdings (2)	19,266
501,000	Lai Sun Development (1) (2)	12,579
77,000	Lifestyle International Holdings	150,422
51,500	Link REIT (2)	292,188
39,000	Luk Fook Holdings International (2)	121,129
312,000	MMG (2)	123,894
149,602	New World Development (2)	188,654
125,000	Peak Sport Products (2)	33,263
38,000	Pico Far East Holdings (2)	8,771
52,000	Ports Design	22,276
107,000	Power Assets Holdings (2)	955,746
63,000	Prosperity REIT (2)	21,299
167,000	Real Nutriceutical Group (2)	41,088
51,000	Regal REIT (2)	14,008
155,000	Regent Manner International (1) (2) (3)	35,800
975,000	REXLot Holdings (2)	101,496
21,000	Road King Infrastructure (2)	19,620
10,000	Shandong Luoxin Pharmacy Stock Class H (2)	13,611
370,000	Shenguan Holdings Group (2)	140,321
278,000	Shenzhen Investment (2)	96,078
836,000	Shougang Fushan Resources Group (2)	218,256
118,000	Silver Grant International Industries	15,682
164,000	Sino Land (2)	282,149
192,000	Sinofert Holdings (1) (2)	26,774
216,000	Sinolink Worldwide Holdings (1) (2)	19,367
33,000	Sitoy Group Holdings (2)	22,857
8,000	SOCAM Development (1) (2)	7,607
20,000	Soundwill Holdings (2)	36,050
38,000	Sun Hung Kai Properties (2)	576,812
416,000	SUNeVision Holdings (2)	145,253
46,000	Sunlight REIT (2)	19,662
31,000	Swire Pacific Class A (2)	399,130
63,400	Swire Properties (2)	206,692
41,000	TAI Cheung Holdings (2)	33,748
23,000	Television Broadcasts	148,980
234,000	Tianjin Port Development Holdings (2)	38,386
90,000	Tianneng Power International (2)	34,514
394,000	Truly International Holdings (2)	237,035
22,200	VTech Holdings	274,705
122,000	Wasion Group Holdings (2)	96,647
53,000	Wharf Holdings (2)	422,410
52,000	Wheelock (2)	262,196
89,500	XTEP International Holdings (2)	38,131
4,000	YGM Trading	8,981
56,000	Yue Yuen Industrial Holdings (2)	187,143
		15,319,790
	Hungary (2) — 0.1%
10,963	Richter Gedeon Nyrt	179,886

	Indonesia (2) — 0.8%
2,339,000	Adaro Energy	235,319
12,343,500	Energi Mega Persada (1)	95,683
45,000	Indo Tambangraya Megah	100,291
1,837,000	Panin Financial (1)	39,139
792,500	Perusahaan Gas Negara	398,901
2,053,500	Perusahaan Perkebunan London Sumatra Indonesia	367,765
1,532,000	Telekomunikasi Indonesia Persero	348,032
184,000	United Tractors	360,860
		1,945,990
	Ireland — 0.0%
1,406	Dragon Oil	13,273
3,548	Irish Bank Resolution (1) (2) (3)	—
17,066	Total Produce	26,052
		39,325
	Israel — 2.3%
3,304	B Communications (2)	61,605
4,471	Babylon (1) (2)	5,881
147,635	Bank Hapoalim (2)	861,192
154,155	Bank Leumi Le-Israel (1) (2)	605,319
515,190	Bezeq Israeli Telecommunication (2)	959,293
29,969	Delek Automotive Systems (2)	312,858
11,564	First International Bank of Israel (2)	186,031
52,543	Israel Chemicals (2)	427,240
152,563	Israel Discount Bank Class A (1) (2)	265,773
5,769	Ituran Location and Control (2)	134,297
379,921	Migdal Insurance & Financial Holding (2)	608,070

Shares		Value $

36,307	Shikun & Binui (2)	86,781
19,534	Teva Pharmaceutical Industries ADR	1,045,069
3,827	Union Bank of Israel (1) (2)	16,571
		5,575,980
	Italy — 0.9%
11,972	Ascopiave	31,213
27,922	Autostrada Torino-Milano (2)	427,255
13,864	Banca Popolare dell’Etruria e del Lazio (1) (2)	13,056
4,098	Danieli & C Officine Meccaniche (2)	117,112
30,524	ENI (2)	776,709
12,008	Immobiliare Grande Distribuzione REIT (2)	17,508
16,296	Mediobanca (1) (2)	143,634
35,203	Recordati (2)	581,048
4,630	Societa Cattolica di Assicurazioni (2)	98,630
		2,206,165
	Japan — 18.3%
2,000	77 Bank (2)	10,413
33,000	Achilles (2)	46,181
11,400	ADEKA (2)	157,163
1,100	Aeon Delight (2)	26,276
800	Aichi Bank (2)	39,221
13,000	Aichi Steel (2)	51,494
3,800	Ain Pharmaciez (2)	176,952
6,700	Aisan Industry (2)	55,033
5,000	Akita Bank (2)	14,098
2,600	Alconix (2)	39,120
1,800	Alpen (2)	30,135
2,300	Alpine Electronics (2)	36,232
20,800	Amano (2)	241,788
600	Amiyaki Tei (2)	21,867
900	Amuse (2)	19,224
1,700	Aoyama Trading (2)	43,320
1,300	Arakawa Chemical Industries (2)	15,925
1,100	Arc Land Sakamoto (2)	24,361
500	As One (2)	14,999
3,300	Asahi Broadcasting (2)	20,222
3,900	Asahi Holdings (2)	67,215
7,300	Asax (2)	90,910
19,000	Atsugi (2)	19,795
3,700	Avex Group Holdings (2)	63,179
13,000	Awa Bank (2)	73,704
1,400	Axell (2)	22,131
3,000	Bando Chemical Industries (2)	12,337
17,000	Bank of Kochi (2)	22,881
14,000	Bank of Nagoya (2)	53,295
23,000	Bank of Yokohama (2)	130,873
6,800	BML (2)	271,530
27,600	Bridgestone (2)	996,094
19,400	Brother Industries (2)	347,091
300	C Uyemura	16,478
39,000	Canon (2)	1,275,895
2,400	Canon Electronics (2)	45,989
2,700	Canon Marketing Japan (2)	55,011
1,000	Central Automotive Products (2)	7,101
5,300	Central Japan Railway (2)	752,716
5,000	Chiba Bank (2)	36,397
8,100	Chiba Kogyo Bank (2)	61,207
1,300	Chiyoda (2)	28,735
2,100	Chori (2)	26,537
6,900	Chudenko (2)	110,673
11,000	Chugoku Marine Paints (2)	83,268
2,200	Cleanup (2)	20,177
3,100	Corona Class A (2)	35,420
1,000	Create SD Holdings (2)	36,335
2,400	CTI Engineering (2)	30,487
6,000	Dai Nippon Printing (2)	61,550
7,000	Daihatsu Diesel Manufacturing (2)	44,039
33,000	Daihatsu Motor (1) (2)	585,753
1,100	Dai-ichi Seiko (2)	18,540
3,800	Daiichikosho (2)	112,722
2,700	Daikoku Denki (2)	46,385
700	Daikokutenbussan (2)	20,095
1,800	Dainichi (2)	12,476
4,000	Dainichiseika Color & Chemicals Manufacturing (2)	19,028
31,000	Daishi Bank (2)	113,989
4,000	Daishinku (2)	14,823
21,000	Daito Bank (2)	25,779
11,000	Daiwa Industries (2)	76,563
105,000	Daiwa Securities Group (1) (2)	881,579
10,200	Dena (1) (2)	131,552
5,000	Denki Kogyo (2)	30,706
1,500	Denyo (2)	22,793
3,800	Doshisha (2)	69,981
2,400	Doutor Nichires Holdings (2)	40,331
2,600	Dr Ci:Labo (2)	91,409
3,700	Duskin (2)	67,532
81,200	Dynam Japan Holdings (2)	217,465
12,000	Eagle Industry (2)	219,253
6,000	Eidai (2)	28,540
2,400	Elecom (2)	61,256
2,000	ESPEC (2)	17,257
11,800	FamilyMart (2)	529,950
10,000	FCC (2)	179,352
10,000	Fields (2)	141,020
2,300	First Juken (2)	30,140
8,900	FJ Next (2)	40,940
8,600	Foster Electric (2)	113,533
21,000	Fuji Heavy Industries (2)	598,863

Shares		Value $

2,400	Fuji Kosan (2)	15,173
5,300	Fuji Seal International (2)	154,559
10,200	FUJIFILM Holdings (1) (2)	291,168
8,400	Fujikura Kasei (2)	43,410
7,200	Fujimori Kogyo (2)	256,648
1,600	Fujishoji (2)	20,496
2,800	Fujitsu Frontech (2)	38,572
22,000	Fujitsu General (2)	303,682
1,100	FuKoKu (2)	10,366
800	Fukuda Denshi (2)	45,573
6,000	Fukushima Industries (2)	98,329
1,700	Funai Electric (1) (2)	17,610
900	Futaba (2)	14,653
1,200	Fuyo General Lease (2)	48,190
2,400	Gendai Agency (2)	15,806
7,800	Geo (2)	66,202
2,500	Graphite Design (2)	18,373
17,800	Gree (1) (2)	140,532
3,800	G-Tekt (2)	40,448
6,000	Gunma Bank (2)	35,303
18,000	Gunze (2)	49,125
28,000	Hachijuni Bank (2)	172,129
2,000	Hagihara Industries (2)	30,059
1,300	Hard Off (2)	11,071
23,000	Higo Bank (2)	122,948
168	Hikari Tsushin (2)	12,300
2,800	HI-LEX (2)	76,922
1,600	Hirano Tecseed (2)	14,646
2,000	Hisaka Works (2)	17,738
17,300	Hisamitsu Pharmaceutical (2)	689,124
800	Hogy Medical (2)	44,679
22,000	Hoya (1) (2)	712,328
26,000	Hyakugo Bank (2)	104,288
13,000	Hyakujushi Bank (2)	45,747
5,800	Imasen Electric Industrial (2)	81,826
2,500	Inaba Denki Sangyo (2)	83,258
7,600	Inabata (2)	71,674
1,800	Infocom (2)	16,824
64,100	Inpex (2)	950,004
113,000	Isuzu Motors (2)	784,290
13,000	ITOCHU (2)	165,526
1,600	Itochu Enex (2)	11,639
300	Itochu-Shokuhin (2)	10,456
14,000	Iwatsu Electric (1) (2)	12,831
12,000	Iyo Bank (2)	121,558
3,000	Japan Airlines (1) (2)	165,712
10,000	Japan Digital Laboratory (2)	179,474
3,900	Japan Foundation Engineering (2)	13,321
5,200	Japan Petroleum Exploration (2)	196,671
22,000	Juroku Bank (2)	81,244
5,300	JVC Kenwood (1) (2)	12,058
26,900	JX Holdings (2)	138,323
17,000	Kagoshima Bank (2)	111,837
2,000	Kamei (2)	14,996
17,000	Kamigumi (2)	162,591
12,000	Kandenko (2)	65,166
13,000	Kaneka (2)	78,182
86,000	Kanematsu (2)	153,873
2,500	Kanematsu Electronics (2)	34,597
5,400	Kato Sangyo (2)	120,044
20,200	KDDI (2)	1,161,155
3,100	Keihin (2)	47,541
27,000	Keiyo Bank (2)	136,071
22,800	Kimoto (2)	67,592
20,000	Kinden (2)	223,541
9,000	Kinki Sharyo (1) (2)	27,826
17,000	Kinugawa Rubber Industrial (2)	90,983
2,000	Koatsu Gas Kogyo (2)	11,821
3,100	Koei Tecmo Holdings (2)	45,423
6,800	Komatsu (2)	150,806
2,300	Konaka (2)	16,132
16,500	Konica Minolta Holdings (2)	176,153
3,700	Konishi (2)	79,966
8,900	Kura (2)	236,074
11,500	Kuroda Electric (2)	190,348
24,900	KYORIN Holdings (2)	513,053
15,100	Lawson (2)	1,130,783
1,200	LEC (2)	12,807
7,800	Lintec (2)	159,144
8,000	Maeda Road Construction (2)	139,240
900	Maezawa Kyuso Industries (2)	11,598
1,500	Mars Engineering (2)	30,432
62,000	Marubeni (2)	435,739
2,300	Matsuda Sangyo (2)	28,553
3,900	Matsumotokiyoshi Holdings (2)	128,068
2,200	Megachips (1) (2)	30,886
2,900	Meiko Network Japan (2)	37,067
9,000	Meisei Industrial (2)	49,921
5,100	Meiwa (2)	21,430
1,900	Melco Holdings (2)	41,004
10	MID Class A REIT (2)	23,301
7,000	Mie Bank (2)	16,037
8,500	Miraca Holdings (2)	393,379
3,100	Mitani (2)	86,192
1,300	Mitani Sekisan (2)	19,485
23,000	Mito Securities (1) (2)	83,972
77,600	Mitsubishi UFJ Financial Group (2)	457,631
3,000	Mitsuboshi Belting (2)	18,119
45,000	Mitsui (2)	721,683
2,800	Mitsui High-Tec (2)	18,877
21,000	Mitsui Sugar (2)	80,414
11,000	Miyazaki Bank (2)	36,803
4,800	Mochida Pharmaceutical (2)	327,539
8,100	NAC (2)	111,903

Shares		Value $

700	Nafco (2)	12,016
10,800	Namura Shipbuilding (2)	98,827
2,600	Natoco (2)	24,574
11,600	Neturen (2)	88,389
48,700	Nexon (2)	469,843
50,000	NHK Spring (1) (2)	489,652
2,000	Nichirin (2)	28,062
2,800	NIFTY (2)	43,627
1,300	Nihon Eslead (2)	12,527
12,200	Nihon Parkerizing (2)	269,302
41,000	Nippon Electric Glass (2)	229,701
6,000	Nippon Hume (2)	40,459
9,000	Nippon Konpo Unyu Soko (2)	154,232
7,000	Nippon Pillar Packing (2)	56,062
13,000	Nippon Road (2)	72,916
10,000	Nippon Seiki (2)	196,491
2,000	Nippon Seisen (2)	12,439
10,600	Nippon Telegraph & Telephone (2)	703,886
23,000	Nishi-Nippon City Bank (2)	59,711
17,000	Nissan Chemical Industries (2)	311,630
1,500	Nissei Plastic Industrial (2)	8,957
25,800	Nissin Kogyo (2)	464,209
200	Nissin Sugar (2)	4,563
6,300	Nitori Holdings (2)	353,876
8,000	Nittetsu Mining (2)	34,418
9,000	Nitto Denko (2)	401,638
11,900	Nitto Kogyo (2)	248,855
9,500	Nittoc Construction (2)	34,848
30,000	NOF (2)	209,163
16,700	North Pacific Bank (2)	68,233
55,900	NTT DoCoMo (2)	980,271
900	Nuflare Technology (2)	46,743
17,000	Ogaki Kyoritsu Bank (2)	46,679
13,000	Oita Bank (2)	47,185
500	Okinawa Cellular Telephone (2)	14,716
1,500	Onoken (2)	17,174
33,800	Otsuka Holdings (2)	1,076,287
1,200	Otsuka Kagu (2)	11,526
2,600	Pacific Industrial (2)	19,197
2,500	Pal (2)	70,630
6,000	PanaHome (2)	44,476
4,600	Piolax (2)	177,661
1,800	Plant (2)	18,320
1,400	Pressance (2)	41,005
7,200	Renown (1) (2)	8,381
10,000	Rhythm Watch (2)	15,858
2,800	Ricoh Leasing (2)	80,968
1,800	Right On (2)	12,446
11,000	Riken (2)	49,402
1,500	Riken Keiki (2)	15,942
9,000	Sakai Chemical Industry (2)	28,606
700	Sakai Moving Service (2)	25,982
11,000	Sakata INX (2)	107,893
4,400	San-A Class A (2)	142,779
2,000	San-Ai Oil (2)	15,192
28,000	San-In Godo Bank (2)	199,231
6,000	Sankyo (2)	233,478
1,900	Sanoh Industrial (2)	13,282
2,000	Sansha Electric Manufacturing (2)	10,577
5,000	Sanyo Chemical Industries (2)	33,385
5,800	Sanyo Housing Nagoya (2)	58,091
10,000	Seino Holdings (2)	107,512
40,000	Sekisui Chemical (2)	479,618
4,000	Sekisui House (2)	52,500
6,000	Sekisui Jushi (2)	81,775
13,000	Shiga Bank (2)	76,985
6,000	Shikoku Bank (2)	13,373
17,000	Shikoku Chemicals (2)	115,688
1,700	Shimachu (2)	39,415
1,300	Shimamura (2)	128,920
14,000	Shinagawa Refractories (2)	33,279
9,800	Shin-Etsu Polymer (2)	53,206
22,000	Shionogi (2)	474,956
4,000	Shiroki (2)	8,280
2,000	Shizuoka Bank (2)	21,555
14,000	Showa (2)	155,953
3,000	Sinanen (2)	12,547
4,600	Sinko Industries (2)	51,517
9,400	Sintokogio (2)	66,288
12,600	Skymark Airlines (1) (2)	25,392
3,600	SNT (1) (2)	15,520
1,200	Sogo Medical (2)	58,418
48,200	Sony Financial Holdings (2)	789,393
2,900	St. Marc Holdings (2)	158,172
2,100	Step (2)	16,423
3,500	Studio Alice (2)	48,902
5,200	Sumitomo Densetsu (2)	61,253
7,600	Sumitomo Forestry (2)	89,527
12,000	Sumitomo Metal Mining (2)	199,911
14,800	Sumitomo Mitsui Financial Group (2)	603,314
3,000	Suncall (2)	18,518
4,700	Sundrug (2)	211,009
6,000	T RAD (2)	16,715
600	T&K Toka (2)	12,676
3,800	Tachi-S Class S (2)	63,866
7,000	Taihei Dengyo Kaisha (2)	53,035
1,600	Taiho Kogyo Class A (2)	17,529
4,100	Taiyo Holdings (2)	126,520
800	Takamatsu Construction Group (2)	13,531
5,000	Takara Standard (2)	45,370
3,000	Takiron (2)	17,040
8,000	Tayca (2)	29,428
3,000	TBK (2)	15,197

Shares		Value $

4,000	Teikoku Sen-I Class I (2)	80,103
3,500	Tenma(2)	54,731
1,100	TKC (2)	23,269
18,000	Toa (2)	32,021
21,000	Toagosei (2)	88,478
3,600	Tocalo (2)	61,493
7,000	Tochigi Bank (2)	28,955
400	Toei Animation (2)	11,192
5,000	Toho Bank (2)	17,868
1,800	Tokai (2)	52,341
11,800	Tokai Rika (2)	246,239
1,830	Token (2)	84,528
2,000	Tokyo Energy & Systems (2)	11,992
4,700	Tokyo Ohka Kogyo (2)	112,516
2,500	Tomoe Engineering (2)	40,035
4,000	Tomoku (2)	11,448
2,200	TOMONY Holdings (2)	9,012
4,900	Toppan Forms (2)	47,892
6,000	Toppan Printing (2)	45,704
3,900	Topre (2)	55,167
35,000	Towa Bank (2)	34,449
15,000	Toyo Kohan (2)	86,970
9,300	Toyo Machinery & Metal (1) (2)	46,584
4,900	Toyoda Gosei (2)	99,512
4,600	Trancom (2)	182,817
3,700	Transcosmos (1) (2)	78,924
18,800	Trend Micro (1) (2)	669,232
2,400	Trusco Nakayama (2)	60,378
13,900	TS Tech (2)	395,830
7,200	Tsukada Global Holdings (2)	50,124
4,300	Tsukuba Bank (2)	14,587
6,000	TYK (2)	12,701
6,700	Unipres (2)	144,755
2,800	Universal Entertainment (1) (2)	48,682
3,100	Utoc (2)	11,098
7,000	Wakita (2)	81,964
5,000	Watanabe Sato (2)	18,643
4,700	Welcia Holdings (2)	300,939
800	Wowow (2)	33,386
1,000	Yachiyo Bank (2)	31,851
700	YAMADA Consulting Group (2)	19,242
4,000	Yamagata Bank (2)	19,388
5,000	Yamaguchi Financial Group (2)	51,216
2,000	Yamanashi Chuo Bank (2)	8,965
1,000	Yellow Hat (2)	21,933
15,000	Yodogawa Steel Works (2)	66,939
2,600	Yorozu (2)	55,265
3,000	Zojirushi (2)	13,906
		43,307,102
	Kazakhstan (2) — 0.4%
37,596	KazMunaiGas Exploration Production JSC GDR	671,066
16,458	KCell JSC GDR	251,074
		922,140
	Liechtenstein — 0.0%
183	VP Bank	15,828

	Luxembourg (2) — 0.2%
14,091	Oriflame Cosmetics	305,092
1,180	RTL Group	120,119
		425,211
	Malaysia — 0.1%
19,400	APM Automotive Holdings	37,513
6,798	Berjaya Sports Toto (2)	8,181
66,600	KLCCP Stapled Group (2)	133,763
36,400	Kumpulan Fima	25,512
140,000	Land & General (1) (2)	28,432
32,000	Media Prima	24,831
29,000	OSK Holdings (2)	19,646
91,700	Padini Holdings	57,384
39,200	UOA Development (2)	25,288
		360,550
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.0%
4,200	America Movil ADR	98,994
50,800	Urbi Desarrollos Urbanos (1) (2) (3)	19
		99,013
	Netherlands — 1.2%
16,515	Aegon (2)	133,931
787	Amsterdam Commodities (2)	17,919
15,298	ArcelorMittal (2)	232,299
1,694	Exact Holding (2)	70,451
5,388	Fugro (2)	207,471
14,456	ING Groep (1) (2)	187,748
19,013	Koninklijke Ahold (2)	331,516
1,155	Sligro Food Group	46,166
2,906	SNS Reaal (1) (2) (3)	—
33,438	Unilever (2)	1,376,171
8,445	Wolters Kluwer (2)	233,979
		2,837,651
	New Zealand — 0.2%
60,794	Air New Zealand (2)	101,906
4,703	Restaurant Brands New Zealand	13,064
7,308	Skellerup Holdings (2)	10,478
38,801	Sky Network Television (2)	221,669

Shares		Value $

11,945	Warehouse Group (2)	32,102
		379,219
	Norway — 2.5%
370	Bonheur (2)	6,759
14,582	Fred Olsen Energy (2)	330,941
16,042	Gjensidige Forsikring	310,308
8,381	Kongsberg Gruppen (2)	191,384
38,370	Kvaerner (2)	66,705
1,464	Leroy Seafood Group (2)	53,064
18,921	Norske Skogindustrier (1) (2)	15,840
59,176	Petroleum Geo-Services (2)	502,645
39,067	Salmar (2)	765,121
35,811	Statoil (2)	1,023,284
52,242	Telenor (2)	1,202,248
22,856	TGS Nopec Geophysical (2)	648,234
15,764	Yara International (2)	720,295
		5,836,828
	Peru — 0.2%
33,200	Cia de Minas Buenaventura ADR	388,772

	Philippines — 0.2%
153,300	Aboitiz Power (2)	129,087
280,800	Manila Water (2)	172,536
2,500	Philippine Long Distance Telephone ADR	175,900
		477,523
	Poland (2) — 1.3%
6,129	Asseco Poland	81,531
14,262	Bank Pekao	755,812
19,205	KGHM Polska Miedz (1)	787,918
92,850	PGE	617,731
129,999	Polskie Gornictwo Naftowe i Gazownictwo	201,247
2,645	Powszechny Zaklad Ubezpieczen	371,886
65,724	Synthos	94,582
88,521	Tauron Polska Energia	143,702
		3,054,409
	Portugal — 0.4%
98,807	Portucel (2)	453,271
19,509	Semapa-Sociedade de Investimento e Gestao	286,574
48,766	Sonaecom - SGPS (1)	111,859
		851,704
	Russia — 1.4%
26,100	CTC Media (NASDAQ)	252,387
38,984	Gazprom ADR	285,558
24,393	Globaltrans Investment GDR	239,905
5,276	LUKOIL ADR	294,401
4,996	MegaFon OAO GDR (2)	139,067
43,458	MMC Norilsk Nickel ADR (2)	849,873
32,400	Mobile Telesystems ADR	580,932
36,300	Rosneft Oil GDR (2)	223,979
43,718	Surgutneftegas OAO ADR	300,780
7,500	Tatneft OAO ADR (2)	266,579
		3,433,461
	Singapore — 1.1%
47,000	Boustead Singapore (2)	69,208
128,000	CapitaMall Trust REIT (2)	201,674
220,000	ComfortDelGro (2)	454,682
20,000	CSE Global (2)	11,619
16,000	Far East Orchard	24,433
40,000	Frasers Commercial Trust REIT (2)	44,980
2,200	Haw Par	15,096
30,000	Ho Bee Land (2)	53,928
64,000	Hong Fok (2)	54,438
5,000	Hong Leong Finance	11,182
11,000	Jardine Cycle & Carriage (2)	408,759
103,000	Lippo Malls Indonesia Retail Trust REIT (2)	34,270
67,000	Mapletree Logistics Trust REIT (2)	62,998
19,000	Metro Holdings (2)	14,110
44,000	Pan-United (2)	37,422
81,000	Sabana Shari’ah Compliant Industrial REIT	66,878
180,000	Sembcorp Industries (2)	788,233
48,750	UMS Holdings (2)	24,409
49,000	UOL Group (2)	259,602
27,000	Wheelock Properties Singapore (2)	40,944
		2,678,865
	South Africa — 2.4%
9,592	Capital Property Fund REIT	10,332
19,400	Harmony Gold Mining ADR (1)	58,782
11,325	Kumba Iron Ore (2)	396,012
20,283	Lewis Group	120,132
23,921	Liberty Holdings (2)	288,589
180,081	Life Healthcare Group Holdings (2)	738,974
85,066	MMI Holdings (2)	205,512
9,706	Mpact	27,254
56,374	MTN Group (2)	1,166,907
39,743	PPC (2)	119,080
48,441	Reunert (2)	290,280
225,917	SA Corporate Real Estate Fund REIT	88,488
6,817	Sasol (2)	393,227
10,080	Sun International	100,772
26,020	Telkom (1) (2)	120,128
45,871	Truworths International (2)	321,173
7,574	Tsogo Sun Holdings	19,142
78,164	Vodacom Group (2)	913,590

Shares		Value $

3,806	Wilson Bayly Holmes-Ovcon (2)	45,412
40,067	Woolworths Holdings (2)	309,394
		5,733,180
	South Korea — 2.2%
94	Asia Holdings (2)	12,577
1,018	AtlasBX (2)	40,719
3,810	Chongkundang Holdings (2)	158,195
490	Daechang Forging	24,599
1,301	Daelim Industrial (2)	116,403
240	Dongil Industries (2)	13,487
5,260	Dongkook Industrial (1) (2)	17,657
6,555	Dongsuh (2)	122,824
2,098	Dongyang E&P (2)	28,897
1,110	Global & Yuasa Battery (2)	51,981
10,710	Hanshin Machinery (2)	15,699
790	Husteel (2)	14,254
7,810	Hyundai Hy Communications & Networks (2)	35,427
1,692	Hyundai Mobis (2)	505,442
5,860	Industrial Bank of Korea (2)	86,885
3,690	INFAC (2)	32,692
2,098	Innochips Technology (2)	25,470
1,183	INTOPS (2)	21,052
1,124	Jinro Distillers	27,885
18,750	KB Financial Group (2)	732,458
18,025	Kia Motors (2)	1,058,171
940	Korea Export Packaging Industrial (2)	19,220
630	Kukdo Chemical (2)	32,846
720	Kunsul Chemical Industrial (2)	32,330
3,469	Kyungdong Pharm (2)	70,687
485	MegaStudy (2)	28,317
100	Mi Chang Oil Industrial (2)	6,950
752	NEOWIZ HOLDINGS (1) (2)	10,478
2,890	S&T Dynamics (2)	30,588
2,610	Saeron Automotive (2)	28,042
358	Samchully (2)	58,490
1,195	Samsung Electronics (2)	1,546,586
462	SeAH Steel	43,015
520	Sebang (2)	10,219
470	Sejong Industrial (2)	8,125
630	Sewon Precision Industry (2)	18,287
3,565	Soulbrain (2)	112,988
5,350	Tae Kyung Industrial (2)	32,189
4,700	Yoosung Enterprise (2)	26,063
531	Youngone Holdings (2)	40,340
		5,298,534
	Spain (2) — 0.7%
825	Caja de Ahorros del Mediterraneo (1) (2) (3)	—
10,053	Duro Felguera	62,968
12,607	Enagas	419,428
11,534	Gas Natural SDG	354,355
5,984	Red Electrica	514,200
10,768	Repsol	268,527
		1,619,478
	Sweden — 2.5%
10,337	Axfood	526,875
4,617	Clas Ohlson Class B	87,846
25,172	Getinge Class B (2)	615,713
24,042	Industrivarden Class C (2)	446,903
13,980	Intrum Justitia (2)	427,791
1,008	Investment Oresund (1) (2)	22,662
23,500	Investor Class B (2)	844,801
7,491	JM (2)	237,020
11,070	Millicom International Cellular (2)	941,850
7,773	NCC Class B (2)	242,884
7,378	Nolato Class B (2)	180,379
12,240	Swedish Match (2)	400,659
23,732	Telefonaktiebolaget LM Ericsson Class B (2)	295,508
91,285	TeliaSonera (2)	683,700
		5,954,591
	Switzerland — 1.8%
315	Alpiq Holding (1) (2)	33,059
1,377	Autoneum Holding (1) (2)	235,612
54,470	Ferrexpo (2)	123,062
590	Helvetia Holding (2)	287,488
1,465	Implenia (2)	86,234
369	Inficon Holding	118,466
1,327	Kardex (2)	60,866
10	Metall Zug	28,358
3,125	Mobilezone Holding (1)	34,904
8,394	Nestle (2)	621,492
1,292	PSP Swiss Property (2)	114,221
4,786	Roche Holding (2)	1,388,925
4,343	Swiss Re (2)	369,188
776	Swisscom (2)	430,836
132	Vaudoise Assurances Holding (2)	59,382
10,125	Vontobel Holding (2)	362,580
245	Walter Meier (1)	12,766
		4,367,439
	Taiwan — 3.2%
26,000	Alcor Micro (2)	29,229
18,000	Aten International (2)	48,246
65,000	Audix (2)	74,326
87,000	AV Tech (2)	200,676
45,000	Boardtek Electronics (2)	46,931
17,000	Chaun-Choung Technology (2)	56,653
123,220	Chicony Electronics (2)	341,347
35,000	Chin-Poon Industrial (2)	62,939

Shares		Value $

9,000	CviLux (2)	15,098
43,420	Cyberlink (2)	141,626
23,000	DA CIN Construction (2)	17,292
40,000	Draytek (2)	41,680
13,000	Dynacolor (2)	32,201
32,000	Dynapack International Technology (2)	88,877
130,000	Far EasTone Telecommunications (2)	269,664
86,000	Faraday Technology (2)	107,709
27,000	First Insurance	15,485
148,000	Formosan Rubber Group (2)	141,540
48,000	Gigabyte Technology (2)	65,958
18,000	Global Mixed Mode Technology (2)	58,124
160,000	Grand Pacific Petrochemical (2)	93,528
25,000	Grape King Bio (2)	119,396
12,000	Great China Metal Industry (2)	13,824
141,000	Greatek Electronics (2)	181,821
65,000	Holtek Semiconductor (2)	126,320
75,000	ITEQ (2)	79,413
2,000	KD Holding (2)	11,619
26,000	Kung Long Batteries Industrial (2)	93,552
49,245	Lite-On Technology (2)	82,621
8,000	Lumax International (2)	18,775
29,000	MediaTek (2)	448,808
26,000	Mercuries & Associates (2)	17,336
80,000	Mirle Automation (2)	77,118
45,000	New Era Electronics (2)	54,527
53,000	Novatek Microelectronics (2)	268,323
53,000	Phison Electronics (2)	388,373
40,000	Polytronics Technology (2)	96,326
18,000	Prime Oil Chemical Service	15,575
83,017	Radiant Opto-Electronics (2)	344,814
3,841	Raydium Semiconductor	8,235
95,470	Realtek Semiconductor (2)	302,363
178,000	Sigurd Microelectronics (2)	189,330
69,000	Simplo Technology (2)	374,449
5,250	Sinmag Equipment (2)	30,106
19,000	Sirtec International (2)	42,022
138,000	Sonix Technology (2)	236,736
61,000	Stark Technology (2)	55,699
162,000	Taiwan Cement (2)	241,167
29,000	Taiwan Chinsan Electronic Industrial (2)	51,598
35,000	Taiwan Sogo Shin Kong SEC (2)	49,257
63,440	Taiwan Surface Mounting Technology (2)	92,627
45,000	Teco Electric and Machinery (2)	57,043
94,302	Test Research (2)	157,769
32,000	Thinking Electronic Industrial (2)	51,756
29,000	Tong Hsing Electronic Industries (2)	150,742
131,000	Transcend Information (2)	447,619
42,000	United Integrated Services (2)	39,944
262,000	Vanguard International Semiconductor (2)	374,923
400,000	Yuanta Financial Holding (2)	222,141
16,349	Zeng Hsing Industrial (2)	85,854
		7,649,050
	Thailand — 1.4%
30,300	Bangkok Bank (2)	183,287
117,300	BEC World (2)	181,775
13,300	Delta Electronics Thai (2)	25,571
182,700	Delta Electronics Thai NVDR (2)	351,269
422,900	Hana Microelectronics NVDR	487,303
32,500	MCOT (2)	25,950
6,100	PTT (2)	60,415
65,600	PTT NVDR (2)	649,712
5,500	PTT Exploration & Production (2)	27,709
214,500	PTT Exploration & Production NVDR (2)	1,080,649
74,800	TTW (1) (2)	27,867
668,100	TTW NVDR (2)	248,950
		3,350,457
	Turkey (2) — 1.2%
9,759	Aksa Akrilik Kimya Sanayii	35,028
5,476	Aygaz	23,418
6,294	Eczacibasi Yatirim Holding Ortakligi	15,415
19,435	EGE Seramik Sanayi ve Ticaret	30,535
247,815	Enka Insaat ve Sanayi	645,887
246,291	Eregli Demir ve Celik Fabrikalari	519,312
2,609	Goodyear Lastikleri	102,901
70,091	Gubre Fabrikalari	144,002
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	26,716
32,745	Is Gayrimenkul Yatirim Ortakligi REIT	21,525
30,952	Koza Altin Isletmeleri	319,863
120,675	Koza Anadolu Metal Madencilik Isletmeleri (1)	142,174
3,204	Tofas Turk Otomobil Fabrikasi	19,840
73,805	Turk Telekomunikasyon	220,953
72,919	Turkcell Iletisim Hizmetleri (1)	476,840
		2,744,409
	United Kingdom — 14.5%
36,223	Aberdeen Asset Management (2)	251,476
69,051	Afren (1) (2)	128,003
21,158	AMEC (2)	405,024
88,106	Amlin (2)	676,929
44,899	Anglo American (2)	1,205,811
16,073	Anglo American (South African Shares) (2)	433,337

Shares		Value $

89,469	Ashmore Group (2)	531,907
27,380	AstraZeneca (2)	1,999,198
59,534	Barclays (2)	225,676
119,135	Beazley (2)	489,290
6,588	Berendsen (2)	116,193
6,865	Berkeley Group Holdings (2)	282,613
31,751	BHP Billiton (2)	1,083,094
102,546	BP (2)	835,111
5,226	British American Tobacco (2)	306,153
90,800	British Sky Broadcasting Group (2)	1,344,017
46,937	BT Group Class A (2)	307,293
120,604	Cairn Energy (1) (2)	357,898
79	Camellia	13,905
302,393	Centrica (2)	1,575,612
18,271	Chesnara	95,626
154,209	Cobham (2)	760,875
48,531	Dart Group	171,244
69,621	Debenhams (2)	77,386
15,987	Fenner (2)	91,903
867	Games Workshop Group	9,053
72,583	GlaxoSmithKline (2)	1,749,165
6,733	Go-Ahead Group (2)	249,721
23,377	Greggs (2)	206,006
37,421	Halfords Group (2)	301,970
77,762	Highland Gold Mining	92,228
38,779	Hiscox	441,600
174,773	HSBC Holdings (2)	1,873,734
149,200	HSBC Holdings (Hong Kong Shares) (2)	1,598,343
1,349	Immunodiagnostic Systems Holdings (2)	11,887
11,265	Imperial Tobacco Group (2)	487,708
37,143	Intermediate Capital Group (2)	251,629
16,689	Interserve (2)	179,024
54,567	ITE Group (2)	184,270
18,228	J Sainsbury (2)	96,078
40,856	JKX Oil & Gas (1) (2)	29,565
3,290	John Menzies (2)	37,059
36,484	Kazakhmys (1) (2)	199,153
310,110	Legal & General Group (2)	1,223,410
3,255	Majestic Wine (2)	21,586
27,244	Micro Focus International (2)	389,870
86,315	Mitie Group (2)	443,173
96,631	Moneysupermarket.com Group (2)	302,385
23,596	Morgan Advanced Materials	125,089
22,264	Pace (2)	119,715
19,292	Petropavlovsk (1) (2)	11,005
62,382	QinetiQ Group (2)	217,402
4,554	Reckitt Benckiser Group (2)	402,017
3,727	Rio Tinto (2)	213,014
243,331	Royal Bank of Scotland Group (1) (2)	1,450,368
14,535	Royal Dutch Shell Class A (2)	597,621
19,270	Royal Dutch Shell (Amsterdam Shares) Class A (2)	792,423
86,284	Sage Group (2)	535,914
20,306	Smiths Group (2)	435,735
84,638	Spirent Communications	147,039
9,072	St. Ives	32,585
27,490	Stagecoach Group (2)	164,371
101,589	Tate & Lyle (2)	1,066,544
138,683	Tesco (2)	601,709
18,578	Tullett Prebon (2)	77,423
32,138	Unilever (2)	1,388,576
279,802	Vodafone Group (2)	931,770
16,858	WH Smith (2)	320,818
25,587	William Hill (2)	151,663
13,081	WS Atkins (2)	293,301
12,372	Xchanging (2)	36,751
3,706	Zytronic (2)	13,827
		34,270,871
	TOTAL COMMON STOCK (Cost $212,844,498)	226,892,827

	PREFERRED STOCK — 1.1%
	Brazil — 1.0%
21,700	AES Tiete	180,487
101,420	Itausa - Investimentos Itau	424,232
20,600	Metalurgica Gerdau Class A	145,641
53,200	Vale Class A	684,243
72,800	Vale Class B ADR	931,840
		2,366,443
	Germany (2) — 0.1%
5,025	ProSiebenSat.1 Media	210,690

	TOTAL PREFERRED STOCK (Cost $2,466,108)	2,577,133

	INVESTMENT COMPANY (1) (2) — 0.2%
	Switzerland — 0.2%
2,136	BB Biotech
	(Cost $309,933)	370,431

	WARRANT (1) — 0.0%
	Hong Kong — 0.0%
3,166	Sun Hung Kai Properties Expires 04/22/16
	(Cost $—)	7,958

Shares		Value $

	RIGHTS — 0.0%
	Hong Kong — 0.0%
620	New World Development (1) (2) (3)
	(Cost $—)	—
	TOTAL INVESTMENTS — 97.0% (Cost $215,620,539)*	229,848,349
	OTHER ASSETS LESS LIABILITIES — 3.0%	7,116,074
	NET ASSETS — 100%	$236,964,423

(1) Denotes non-income producing security.

(2) Security is fair valued.

(3)    Security considered illiquid. On July 31, 2014, the value of these securities amounted to $107,598, representing 0.0% of the net assets of the Fund.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $215,620,539, and the unrealized appreciation and depreciation were $21,460,426 and $(7,232,616), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	48	Sep-2014	$(30,676)

ADR — American Depositary Receipt

FTSE — Financial Times and London Stock Exchange

GDR — Global Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depositary Receipt
REIT — Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments
July 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 86.9%
	Brazil — 8.7%
23,400	Ambev	161,724
4,000	Banco Santander Brasil ADR	26,880
3,900	BB Seguridade Participacoes	56,693
3,800	Bematech	14,053
5,700	Brasil Brokers Participacoes	8,391
2,000	CETIP - Mercados Organizados	28,209
4,900	Cia de Saneamento Basico do Estado de Sao Paulo (1)	43,628
11,561	Cia Energetica de Minas Gerais ADR	95,031
5,500	Cia Hering	51,588
2,600	Cia Paranaense de Energia ADR	40,404
4,100	Cielo	75,106
5,200	Duratex (1)	19,230
19,700	EcoRodovias Infraestrutura e Logistica	117,918
2,800	Eternit	10,601
3,800	Even Construtora e Incorporadora	10,385
1,800	Ez Tec Empreendimentos e Participacoes	17,804
11,000	Grendene	64,436
4,700	Grupo BTG Pactual	73,128
3,600	Helbor Empreendimentos	8,727
8,600	Mahle-Metal Leve Industria e Comercio	83,584
5,600	MRV Engenharia e Participacoes	17,969
4,800	Multiplus	70,347
8,500	Natura Cosmeticos	132,890
27,600	Odontoprev	112,894
5,300	Petroleo Brasileiro ADR (1)	84,482
2,800	Petroleo Brasileiro Class A ADR (1)	47,096
1,900	Rodobens Negocios Imobiliarios	8,802
100	Santos Brasil Participacoes	652
9,900	Souza Cruz	92,029
7,200	Telefonica Brasil ADR	145,080
10,500	Totvs	180,126
3,600	Tractebel Energia	53,950
5,100	Transmissora Alianca de Energia Eletrica	46,532
11,600	Vale	166,427
6,890	WEG	83,242
		2,250,038
	Chile — 0.6%
35,913	AFP Habitat	46,145
1,038	Antarchile	13,428
12,192	Forus	55,426
1,762	Gasco	12,013
1,500	Sociedad Quimica y Minera de Chile ADR	41,595
		168,607
	China — 11.8%
35,000	361 Degrees International (2)	8,183
417,000	Bank of China Class H (2)	199,280
257,000	Bank of Communications Class H (2)	196,915
16,000	Baoye Group Class H	9,786
1,100	Changyou.com ADR (1)	26,444
94,000	China Child Care (2)	27,654
56,000	China CITIC Bank Class H (2)	37,079
307,000	China Construction Bank Class H (2)	234,892
322,000	China Lumena New Materials (1) (2) (3)	44,145
9,500	China Merchants Bank Class H (2)	19,199
36,000	China Petroleum & Chemical Class H (2)	35,244
21,500	China Shenhua Energy Class H (2)	63,219
35,000	China Shineway Pharmaceutical Group (2)	58,539
32,800	China Zhongwang Holdings (2)	11,812
69,000	Chongqing Rural Commercial Bank Class H (2)	34,128
68,400	Dongfang Electric Class H (2)	118,030
50,000	Golden Eagle Retail Group (2)	64,385
28,500	Great Wall Motor Class H (2)	117,249
3,000	Haitian International Holdings	7,045
18,000	Harbin Electric Class H (2)	12,079
72,000	HOSA International	22,111
365,000	Industrial & Commercial Bank of China Class H (2)	248,936
96,000	Jiangsu Expressway Class H (2)	116,688
29,000	Jiangxi Copper Class H (2)	55,290
42,000	Jingwei Textile Machinery Class H (2)	40,017
112,000	Jintian Pharmaceutical Group (1) (2)	33,816
9,000	Kingsoft (2)	26,446
2,500	Mindray Medical International ADR	75,125
900	NetEase ADR	75,636
91,000	Pacific Online (2)	50,362
89,000	Peak Sport Products (2)	23,683
28,000	Shenzhou International Group Holdings (2)	88,150
39,500	Sinopec Engineering Group Class H (2)	45,033
42,000	Sinosoft Technology Group (2)	14,423
26,500	SOHO China (2)	22,278
10,300	SouFun Holdings ADR	118,141
1,500	Tencent Holdings (2)	24,360
39,000	Travelsky Technology Class H (2)	35,207

Shares		Value $

39,000	Weichai Power Class H (2)	169,940
17,500	Weiqiao Textile Class H (2)	9,292
1,400	WuXi PharmaTech Cayman ADR (1)	43,134
68,000	Xiamen International Port Class H (2)	12,466
55,000	Xingda International Holdings	22,071
88,000	Xinhua Winshare Publishing and Media Class H	74,601
144,000	Zhejiang Expressway Class H (2)	155,563
37,000	Zhuzhou CSR Times Electric Class H (2)	126,542
		3,054,618
	Colombia — 0.5%
3,800	Ecopetrol ADR	128,212

	Czech Republic (2) — 0.6%
825	CEZ	23,350
4,198	Fortuna Entertainment Group (1)	25,591
493	Komercni Banka	106,886
		155,827
	Egypt — 1.4%
4,304	Alexandria Mineral Oils	49,625
13,161	Commercial International Bank (2)	77,389
3,623	Eastern Tobacco	86,146
3,380	Egyptian International Pharmaceutical Industrial (2)	25,742
254,024	Orascom Telecom Media And Technology Holding SAE (1) (2)	44,486
37,807	Telecom Egypt (2)	70,613
		354,001
	Greece (2) — 0.3%
1,656	Athens Water Supply & Sewage	21,193
2,837	Metka	45,733
		66,926
	Hong Kong — 8.3%
24,000	Agile Property Holdings (2)	20,391
140,000	Anxin-China Holdings (2)	17,646
151,000	Belle International Holdings (2)	187,034
80,000	Bolina Holding	28,800
206,000	Bosideng International Holdings (2)	34,785
142,000	China BlueChemical (2)	73,137
36,000	China Everbright (2)	55,548
46,000	China Lilang (2)	30,184
60,000	China Medical System Holdings	74,554
25,500	China Mobile (2)	278,629
5,580	China Ocean Resources (1) (2)	6,455
30,000	China Resources Land (2)	69,914
52,000	China Sanjiang Fine Chemicals (2)	18,633
262,000	China Travel International Investment HK (2)	62,377
109,000	CNOOC (2)	192,807
42,000	Dongyue Group (2)	19,207
375,000	Geely Automobile Holdings (2)	150,775
40,000	Guangdong Investment (2)	44,858
11,000	Haier Electronics Group (2)	31,412
144,000	Huabao International Holdings (2)	104,565
154,000	Phoenix Satellite Television Holdings (2)	53,134
17,500	Ports Design	7,497
119,000	Real Nutriceutical Group (2)	29,278
78,000	Regent Manner International (1)(2) (3)	18,015
175,000	REXLot Holdings (2)	18,217
38,000	Shandong Luoxin Pharmacy Stock Class H (2)	51,723
198,000	Shenguan Holdings Group (2)	75,091
66,000	Shenzhen Investment (2)	22,810
96,000	Shougang Fushan Resources Group (2)	25,063
196,000	Sino Biopharmaceutical (2)	167,991
48,000	TCC International Holdings (2)	22,182
150,000	Tianjin Port Development Holdings (2)	24,606
228,000	Tibet 5100 Water Resources Holdings	78,843
56,000	Wasion Group Holdings (2)	44,363
		2,140,524
	Hungary (2) — 0.6%
5,523	OTP Bank	95,727
3,572	Richter Gedeon Nyrt	58,611
		154,338
	India — 1.0%
4,600	Infosys ADR	252,172

	Indonesia (2) — 1.9%
478,000	Adaro Energy	48,090
417,500	Bank Bukopin	25,932
763,500	Bank Pembangunan Daerah Jawa Timur	27,968
28,500	Harum Energy	5,117
6,000	Indo Tambangraya Megah	13,372
282,000	Kalbe Farma	41,647
1,110,000	Panin Financial (1)	23,650
116,000	Perusahaan Gas Negara	58,388
85,000	Surya Semesta Internusa	5,283
18,500	Tambang Batubara Bukit Asam	18,309

Shares		Value $

435,000	Telekomunikasi Indonesia Persero	98,821
71,500	United Tractors	140,226
		506,803
	Kazakhstan — 1.2%
7,861	Halyk Savings Bank of Kazakhstan JSC GDR	80,968
7,428	KazMunaiGas Exploration Production JSC GDR (2)	132,586
6,530	KCell JSC GDR (2)	99,618
		313,172
	Malaysia — 2.6%
19,851	Berjaya Sports Toto (2)	23,889
3,600	British American Tobacco Malaysia (2)	79,176
15,600	Carlsberg Brewery Malaysia	58,378
31,700	CB Industrial Product Holding (2)	47,469
34,100	Genting Malaysia (2)	46,880
8,600	Guinness Anchor (2)	36,326
23,300	Hartalega Holdings	48,189
35,600	Kossan Rubber Industries (2)	44,645
48,100	Media Prima	37,324
14,000	MNRB Holdings (2)	20,649
14,900	My EG Services (2)	13,376
19,800	OSK Holdings (2)	13,413
45,000	Padini Holdings	28,160
47,800	Petronas Chemicals Group (2)	99,129
9,000	Scientex	16,023
8,500	Syarikat Takaful Malaysia	34,575
24,900	UOA Development (2)	16,063
		663,664
	Mexico — 1.1%
7,499	Grupo Aeromexico (1)	12,479
500	Grupo Aeroportuario del Pacifico ADR	33,660
10,589	Grupo Sanborns	17,478
72,200	Kimberly-Clark de Mexico Class A	183,176
7,500	Megacable Holdings	32,417
		279,210
	Morocco (2) — 0.5%
10,516	Maroc Telecom	129,521

	Netherlands — 0.3%
2,519	Yandex Class A (1)	76,275

	Peru — 0.1%
1,800	Cia de Minas Buenaventura ADR	21,078
22,052	Minsur	13,856
		34,934
	Philippines — 0.6%
42,800	Aboitiz Power (2)	36,040
6,030	Jollibee Foods (2)	24,445
1,200	Philippine Long Distance Telephone ADR	84,432
		144,917
	Poland (2) — 0.9%
1,304	Asseco Poland	17,346
208	Bank Pekao	11,023
3,011	KGHM Polska Miedz (1)	123,531
8,402	PGE	55,899
2,159	Warsaw Stock Exchange	24,688
		232,487
	Qatar — 1.6%
7,555	Doha Bank QSC (2)	117,381
2,373	Industries Qatar (2)	111,647
5,649	Qatar Insurance SAQ	139,635
922	Qatar National Cement	33,907
411	Qatar Navigation (2)	9,913
		412,483
	Russia — 4.6%
7,000	CTC Media (NASDAQ)	67,690
17,305	Gazprom ADR	126,673
3,897	Gazprom Neft OAO ADR (2)	72,805
10,601	Globaltrans Investment GDR	104,261
2,124	LUKOIL ADR	118,519
1,447	Mail.ru Group GDR (1) (2)	43,167
1,658	MegaFon OAO GDR (2)	46,151
7,506	MMC Norilsk Nickel ADR (2)	146,789
5,700	Mobile Telesystems ADR	102,201
391	NovaTek GDR (2)	40,461
674	OTCPharma (1) (2) (3)	—
1,333	Pharmstandard GDR (1) (2)	11,081
9,500	Rosneft Oil GDR (2)	58,617
9,664	RusHydro JSC ADR (2)	16,350
2,104	Sistema JSFC GDR	52,200
8,178	Surgutneftegas OAO ADR	56,265
3,600	Tatneft OAO ADR (2)	127,958
		1,191,188
	South Africa — 10.3%
2,551	African Rainbow Minerals (2)	47,315
883	Aspen Pharmacare Holdings (2)	23,864
23,455	AVI (2)	132,684
2,753	Coronation Fund Managers (2)	25,123
34,744	FirstRand (2)	139,686
100	Gold Fields ADR	394

Shares		Value $

1,297	Hudaco Industries	10,958
2,899	Kumba Iron Ore (2)	101,372
11,088	Lewis Group	65,672
56,792	Life Healthcare Group Holdings (2)	233,050
8,975	MMI Holdings (2)	21,683
8,203	Mr Price Group (2)	154,926
10,790	MTN Group (2)	223,346
4,260	Netcare (2)	12,231
14,861	PPC (2)	44,527
15,805	Rand Merchant Insurance Holdings (2)	45,901
1,343	Remgro (2)	28,978
7,310	Reunert (2)	43,805
19,338	RMB Holdings (2)	100,318
26,326	Sanlam (2)	149,324
3,751	Sasol (2)	216,370
15,082	Sibanye Gold (2)	35,773
9,247	Standard Bank Group (2)	124,413
10,307	Telkom SOC (1) (2)	47,585
3,951	Tiger Brands (2)	113,593
26,776	Truworths International (2)	187,476
17,029	Vodacom Group (2)	199,037
19,593	Woolworths Holdings (2)	151,296
		2,680,700
	South Korea — 11.3%
81	Asia Cement (2)	10,838
620	Asia Paper Manufacturing (2)	13,996
737	AtlasBX (2)	29,479
4,480	Chinyang Holdings (2)	14,960
720	Chongkundang Holdings (2)	29,895
1,730	Coway (2)	149,123
240	Daechang Forging	12,048
153	Daelim Industrial (2)	13,689
1,870	DGB Financial Group (2)	30,357
513	DongKook Pharmaceutical (2)	14,823
5,687	Dongsuh (2)	106,560
646	Dongyang E&P (2)	8,898
501	Eugene Technology (2)	7,543
3	Gamevil (1) (2)	302
960	Grand Korea Leisure (2)	39,627
360	GS Home Shopping (2)	97,245
3,390	Halla Visteon Climate Control (2)	167,169
1,410	Hana Financial Group (2)	56,785
3,860	Hankook Tire (2)	211,281
280	Hanssem (2)	25,426
746	Hy-Lok (2)	24,483
535	Hyundai Home Shopping Network (2)	86,073
4,000	Hyundai Hy Communications & Networks (2)	18,145
741	Hyundai Mobis (2)	221,355
127	Hyundai Wia (2)	23,071
114	Ilshin Spinning	14,696
1,110	Industrial Bank of Korea (2)	16,458
1,560	INFAC (2)	13,821
1,524	Innochips Technology (2)	18,502
773	Intelligent Digital Integrated Securities (2)	11,649
535	INTOPS (2)	9,520
770	Jahwa Electronics (2)	10,756
3,030	KB Financial Group (2)	118,365
2,400	KC Tech (2)	13,075
720	KG Chemical (2)	9,675
3,200	Kia Motors (2)	187,858
252	KJB Financial Group (1)	2,991
386	KNB Financial Group (1)	5,201
381	Korea Zinc (2)	152,555
1,370	KT Skylife (2)	29,798
565	KT&G (2)	54,581
760	Kunsul Chemical Industrial (2)	34,126
136	KyungDong City Gas (2)	16,122
92	LG Chem (2)	25,745
2,400	Saeron Automotive (2)	25,786
580	Samsung Card (2)	26,995
182	Samsung Electronics (2)	235,547
357	Samsung Electronics GDR (2)	228,853
439	SFA Engineering (2)	17,006
1,050	Shinhan Financial Group (2)	51,857
640	SK Hynix (1) (2)	27,846
2	SK Innovation (2)	199
562	Soulbrain (2)	17,812
3,997	Sungwoo Hitech (2)	55,611
14	Taekwang Industrial (2)	18,955
3,330	Woori Finance Holdings (1) (2)	44,869
102	Youngone Holdings (2)	7,749
		2,917,750
	Spain — 0.2%
5,924	Cemex Latam Holdings (1)	58,396

	Taiwan — 9.3%
10,000	Alcor Micro (2)	11,242
9,000	AV Tech (2)	20,760
3,000	Boardtek Electronics (2)	3,129
21,000	Catcher Technology (2)	171,642
13,000	China Steel Chemical (2)	82,062
23,000	Chipbond Technology (2)	37,173

Shares		Value $

13,000	CviLux (2)	21,808
12,000	Delta Electronics (2)	81,545
17,000	Draytek (2)	17,714
6,000	Dynacolor (2)	14,862
4,000	Elite Advanced Laser (2)	16,784
18,000	Far EasTone Telecommunications (2)	37,338
33,000	Faraday Technology (2)	41,330
17,000	Feng TAY Enterprise (2)	48,660
26,000	First Insurance	14,912
9,575	Flytech Technology (2)	43,695
24,000	Formosan Rubber Group (2)	22,952
3,000	Global Mixed Mode Technology (2)	9,687
10,000	Grape King Bio (2)	47,759
16,000	Great China Metal Industry (2)	18,432
57,000	Greatek Electronics (2)	73,502
7,000	Hu Lane Associate (2)	27,394
32,000	ITEQ (2)	33,883
4,000	KD Holding (2)	23,237
14,000	Lumax International (2)	32,856
5,000	Macroblock (2)	12,048
12,000	Microlife (2)	28,231
15,000	Novatek Microelectronics (2)	75,941
7,000	Pacific Hospital Supply (2)	17,176
2,000	PChome Online (2)	20,576
4,000	Phison Electronics (2)	29,311
12,000	Polytronics Technology (2)	28,898
2,000	President Chain Store (2)	15,910
15,540	Radiant Opto-Electronics (2)	64,546
4,502	Raydium Semiconductor	9,653
15,000	Realtek Semiconductor (2)	47,507
9,000	Richtek Technology (2)	51,918
21,000	Sigurd Microelectronics (2)	22,337
13,000	Simplo Technology (2)	70,548
7,200	Sinmag Equipment (2)	41,288
7,000	Sirtec International (2)	15,482
21,000	Sonix Technology (2)	36,025
3,000	St. Shine Optical (2)	62,421
9,000	Taiwan Chinsan Electronic Industrial (2)	16,013
31,000	Taiwan Secom (2)	83,253
54,000	Taiwan Semiconductor Manufacturing (2)	216,501
11,800	Taiwan Semiconductor Manufacturing ADR	236,000
7,280	Taiwan Surface Mounting Technology (2)	10,629
10,720	Test Research (2)	17,935
21,000	Transcend Information (2)	71,756
15,000	TXC (2)	21,522
3,900	Ubright Optronics (2)	8,440
11,000	United Integrated Services (2)	10,462
42,000	Vanguard International Semiconductor (2)	60,102
5,000	Vivotek (2)	19,828
6,000	Yung Chi Paint & Varnish Manufacturing (2)	16,685
4,000	Yungshin Construction & Development (2)	8,960
		2,402,260
	Thailand — 3.4%
4,500	Advanced Info Service NVDR (2)	28,945
6,300	Bangkok Bank (2)	38,109
33,300	BEC World (2)	51,603
24,300	BEC World NVDR (2)	37,656
30,500	Bumrungrad Hospital (2)	113,899
41,800	Delta Electronics Thai (2)	80,367
28,600	Delta Electronics Thai NVDR (2)	54,988
79,400	Hana Microelectronics NVDR	91,492
36,900	MCOT (2)	29,464
87,300	MK Real Estate (2)	11,192
6,900	PTT (2)	68,339
9,600	PTT NVDR (2)	95,080
11,100	PTT Exploration & Production (2)	55,922
21,300	PTT Exploration & Production NVDR (2)	107,309
76,300	TTW (1) (2)	28,426
		892,791
	Turkey (2) — 2.5%
43,884	Adana Cimento Sanayii Class C	13,091
2,536	Akcansa Cimento	15,647
8,475	Aksa Akrilik Kimya Sanayii	30,419
3,560	Cimsa Cimento Sanayi Ve (1)	24,379
11,671	Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	15,124
35,830	Enka Insaat ve Sanayi	93,385
44,847	Eregli Demir ve Celik Fabrikalari	94,561
23,107	Gubre Fabrikalari	47,474
13,757	Is Gayrimenkul Yatirim Ortakligi REIT	9,043
4,939	Koza Altin Isletmeleri	51,040
24,806	Koza Anadolu Metal Madencilik Isletmeleri (1)	29,225
4,380	Soda Sanayii	7,775
5,712	Tofas Turk Otomobil Fabrikasi	35,370
22,110	Turk Telekomunikasyon	66,191
1,216	Turk Traktor ve Ziraat Makineleri	42,719
8,927	Turkcell Iletisim Hizmetleri (1)	58,376
22,284	Turkiye Sinai Kalkinma Bankasi	19,788
		653,607

Shares		Value $

	United Kingdom (2) — 0.7%
6,363	Anglo American	171,550

	TOTAL COMMON STOCK (Cost $20,863,628)	22,486,971

	PREFERRED STOCK — 3.6%
	Brazil — 3.5%
5,600	AES Tiete	46,577
1,300	Alpargatas	6,120
24,800	Banco do Estado do Rio Grande do Sul (1)	126,801
2,000	Bradespar	20,319
1,500	Cia Energetica de Sao Paulo	19,061
4,100	Eucatex Industria e Comercio (1)	7,789
33,330	Itausa - Investimentos Itau	139,417
8,700	Metalurgica Gerdau Class A	61,509
11,500	Petroleo Brasileiro (1)	97,221
20,425	Randon Participacoes	56,267
12,800	Vale Class A	164,630
12,500	Vale Class B ADR	160,000
		905,711
	South Korea (2) — 0.1%
123	LG Chemical	23,781

	TOTAL PREFERRED STOCK (Cost $916,154)	929,492

	INVESTMENT COMPANY — 1.6%
	United States — 1.6%
9,703	iShares MSCI Emerging Markets ETF
	(Cost $423,206)	425,186

	TOTAL INVESTMENTS — 92.1% (Cost $22,202,988)*	23,841,649
	OTHER ASSETS LESS LIABILITIES — 7.9%	2,048,254
	NET ASSETS — 100%	$25,889,903

(1) Denotes non-income producing security.

(2) Security is fair valued.

(3)    Security considered illiquid. On July 31, 2014, the value of these securities amounted to $62,160, representing 0.2% of the net assets of the Fund.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $22,202,988, and the unrealized appreciation and depreciation were $2,463,817 and $(825,156), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
SGX S&P CNX Nifty Index	91	Aug-2014	$(7,591)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/7/14	KRW	810,625,654	USD	789,260	$911
Deutsche Bank Securities	8/7/14-9/4/14	USD	1,857,344	INR	112,638,384	(5,634)
Standard Chartered	8/7/14	USD	796,668	KRW	810,625,654	(8,319)
						$(13,042)

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

INR — Indian Rupee

KRW — South Korean Won

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
July 31, 2014 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 32.9%
	Consumer Discretionary — 3.2%
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	250,800
	AutoZone
135,000	2.875%, 01/15/23	129,009
	Delphi
380,000	4.150%, 03/15/24	389,157
	DIRECTV Holdings LLC
700,000	5.150%, 03/15/42	724,993
	Ford Motor Credit LLC
460,000	5.000%, 05/15/18	507,018
200,000	4.375%, 08/06/23	212,287
325,000	1.700%, 05/09/16	328,628
	General Motors Financial
95,000	4.750%, 08/15/17	100,201
355,000	3.500%, 07/10/19	354,013
	George Washington University
205,000	3.485%, 09/15/22	204,334
	Macy’s Retail Holdings
255,000	2.875%, 02/15/23	245,141
	Nordstrom
670,000	5.000%, 01/15/44	738,109
	Signet UK Finance
245,000	4.700%, 06/15/24	249,566
	VTR Finance BV (1)
400,000	6.875%, 01/15/24	415,500
		4,848,756
	Consumer Staples — 1.9%
	Altria Group
469,000	9.950%, 11/10/38	774,334
285,000	4.000%, 01/31/24	291,076
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	283,810
	Coca-Cola
220,000	1.800%, 09/01/16	224,818
	Kroger
430,000	5.150%, 08/01/43	463,608
220,000	5.000%, 04/15/42	232,607
	Marfrig Holding Europe BV (1)
215,000	6.875%, 06/24/19	215,537
	Reynolds American
110,000	7.250%, 06/15/37	137,591
150,000	6.150%, 09/15/43	171,814
90,000	4.750%, 11/01/42	85,603
		2,880,798
	Energy — 2.6%
	Chesapeake Energy (2)
130,000	3.484%, 04/15/19	130,650
	Energy Transfer Partners
615,000	4.150%, 10/01/20	646,214
	MEG Energy (1)
210,000	7.000%, 03/31/24	222,600
	Noble Energy
95,000	6.000%, 03/01/41	112,380
235,000	4.150%, 12/15/21	251,585
	Pemex Project Funding Master Trust
685,000	6.625%, 06/15/35	813,985
	Rowan
365,000	5.850%, 01/15/44	380,830
345,000	5.400%, 12/01/42	339,949
	Seventy Seven Operating LLC
255,000	6.625%, 11/15/19	269,025
	Valero Energy
50,000	4.500%, 02/01/15	50,951
	Williams
425,000	4.550%, 06/24/24	424,277
	Williams Partners
375,000	5.400%, 03/04/44	403,677
		4,046,123
	Financials — 15.1%
	Abbey National Treasury Services
305,000	3.050%, 08/23/18	317,016
	ABN AMRO Bank (1) (2)
505,000	0.641%, 06/06/16	504,398
	Alexandria REIT
135,000	3.900%, 06/15/23	134,185
	Ally Financial
175,000	3.500%, 07/18/16	178,609
	Bank of America MTN
275,000	5.625%, 07/01/20	314,729
205,000	5.000%, 01/21/44	216,204
855,000	3.300%, 01/11/23	837,018
835,000	1.105%, 04/01/19 (2)	842,401
	Barclays Bank
285,000	6.750%, 05/22/19	340,612
	BBVA Banco Continental (1)
240,000	3.250%, 04/08/18	243,000
	Boston Properties REIT
155,000	3.125%, 09/01/23	150,031
	BPCE
700,000	4.000%, 04/15/24	710,984
	CIMPOR Financial Operations BV (1)
200,000	5.750%, 07/17/24	197,750

Principal Amount ($)		Value $

	Citigroup
260,000	6.675%, 09/13/43	323,260
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
120,000	3.875%, 02/08/22	127,169
	Credit Suisse Group (1) (2)
320,000	6.250%, 12/29/49	320,416
	Danske Bank MTN (1)
315,000	3.875%, 04/14/16	330,133
	Deutsche Annington Finance BV (1)
570,000	3.200%, 10/02/17	587,359
	Digital Realty Trust LP REIT
140,000	5.250%, 03/15/21	151,415
	DuPont Fabros Technology
365,000	5.875%, 09/15/21	374,125
	Eksportfinans
425,000	3.000%, 11/17/14	427,741
	Eurasian Development Bank (1)
1,195,000	5.000%, 09/26/20	1,224,875
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	823,661
	Goldman Sachs Group MTN
535,000	4.800%, 07/08/44	536,284
720,000	1.830%, 11/29/23 (2)	741,883
	Health Care REIT
500,000	4.125%, 04/01/19	537,960
	HSBC Holdings
390,000	5.250%, 03/14/44	415,828
490,000	4.000%, 03/30/22	520,132
	JPMorgan Chase
720,000	6.125%, 12/29/49 (2)	734,011
475,000	6.000%, 10/01/17	536,558
735,000	4.850%, 02/01/44	770,963
615,000	3.250%, 09/23/22	612,761
	Leucadia National
460,000	5.500%, 10/18/23	485,583
	Liberty Mutual Group (1)
160,000	6.500%, 05/01/42	200,195
425,000	4.850%, 08/01/44	424,052
	Morgan Stanley
240,000	6.375%, 07/24/42	303,215
560,000	3.750%, 02/25/23	565,675
	Norddeutsche Landesbank Girozentrale (1)
400,000	2.000%, 02/05/19	399,221
	Prudential Financial MTN
140,000	4.750%, 09/17/15	146,354
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	125,156
	Societe Generale (1)
1,445,000	5.000%, 01/17/24	1,490,981
	Sparebank 1 Boligkreditt (1)
1,000,000	1.750%, 11/15/19	973,084
	Standard Chartered (1)
825,000	5.700%, 03/26/44	873,107
	Swedbank Hypotek (1)
205,000	2.375%, 04/05/17	211,635
	UBS (1)
440,000	2.250%, 03/30/17	452,283
	Voya Financial
500,000	5.500%, 07/15/22	567,672
	Wells Fargo Capital X
405,000	5.950%, 12/15/36	415,631
	XL Group
225,000	5.750%, 10/01/21	261,826
		22,979,141
	Healthcare — 1.4%
	Actavis Funding SCS (1)
795,000	4.850%, 06/15/44	794,085
	Boston Scientific
320,000	2.650%, 10/01/18	325,409
	Express Scripts Holding
305,000	6.125%, 11/15/41	372,104
	Humana
90,000	7.200%, 06/15/18	106,451
	WellPoint
465,000	4.650%, 01/15/43	474,835
		2,072,884
	Industrials — 1.6%
	Aircastle
240,000	6.750%, 04/15/17	262,500
	Caterpillar Financial Services MTN
140,000	1.100%, 05/29/15	141,005
	Cementos Pacasmayo SAA (1)
280,000	4.500%, 02/08/23	266,000
	General Electric
530,000	4.500%, 03/11/44	554,743
	OAS Finance (1)
200,000	8.000%, 07/02/21	200,000
	Odebrecht Finance (1)
535,000	5.250%, 06/27/29	524,140
	Odebrecht Offshore Drilling Finance (1)
429,069	6.750%, 10/01/22	451,595
		2,399,983

Principal Amount ($)		Value $

	Information Technology — 0.9%
	Oracle
775,000	3.400%, 07/08/24	773,301
590,000	2.500%, 10/15/22	565,742
		1,339,043
	Materials — 2.9%
	ArcelorMittal
180,000	4.250%, 02/25/15	181,800
	BHP Billiton Finance USA
225,000	5.000%, 09/30/43	249,536
	Eastman Chemical
90,000	4.800%, 09/01/42	91,421
460,000	4.650%, 10/15/44	455,781
	Glencore Funding LLC (1)
570,000	4.125%, 05/30/23	569,721
	International Paper
630,000	4.800%, 06/15/44	626,291
	LYB International Finance BV
735,000	4.875%, 03/15/44	771,505
	Monsanto
480,000	4.700%, 07/15/64	477,491
	Rio Tinto Finance USA
230,000	3.500%, 03/22/22	236,187
550,000	2.250%, 12/14/18	556,820
	Tupy Overseas (1)
200,000	6.625%, 07/17/24	206,000
		4,422,553
	Telecommunication Services — 1.2%
	Cogeco Cable (1)
170,000	4.875%, 05/01/20	171,488
	Inmarsat Finance (1)
275,000	4.875%, 05/15/22	272,937
	Rogers Communications
375,000	5.000%, 03/15/44	388,764
	Telecom Italia (1)
435,000	5.303%, 05/30/24	423,831
	United Business Media (1)
220,000	5.750%, 11/03/20	235,232
	Univision Communications (1)
180,000	7.875%, 11/01/20	194,400
	WPP Finance UK
160,000	8.000%, 09/15/14	161,340
		1,847,992
	Utilities — 2.1%
	Berkshire Hathaway Energy
185,000	5.750%, 04/01/18	210,233
	CMS Energy
270,000	4.875%, 03/01/44	285,221
	Electricite de France (1) (2)
460,000	5.221%, 01/29/49	468,570
	Fermaca Enterprises S de RL (1)
320,000	6.375%, 03/30/38	334,400
	Mexico Generadora de Energia (1)
200,000	5.500%, 12/06/32	204,500
	Nevada Power, Series L
45,000	5.875%, 01/15/15	46,102
	NiSource Finance
170,000	4.800%, 02/15/44	172,756
	Verizon Communications
1,165,000	6.550%, 09/15/43	1,468,414
		3,190,196
	TOTAL CORPORATE OBLIGATIONS (Cost $48,024,086)	50,027,469

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 21.7%
	Federal Home Loan Mortgage Corporation — 2.7%
	FHLMC
593,010	4.000%, 09/15/30	628,104
640,902	4.000%, 04/01/44	675,443
1,187,977	3.000%, 10/15/42	1,211,632
10,018	0.552%, 11/25/28 (2)	9,885
	FHLMC Gold
39,978	5.000%, 05/01/18	42,182
205,785	4.500%, 10/01/24	218,926
221,702	3.000%, 01/01/43	218,342
	FHLMC IO
752,167	3.000%, 01/15/33	114,826
	FHLMC IO REMIC
6	1181.149%, 01/15/22 (2)	114
1,676,779	6.448%, 06/15/39 (2)	147,991
2,474,034	6.448%, 11/15/40 (2)	276,045
770,838	3.000%, 05/15/32	87,576
612,908	2.144%, 06/15/15 (2)	8,065
	FHLMC REMIC (2)
536	13.621%, 07/15/33	555
428,735	5.218%, 03/15/43	390,013
		4,029,699
	Federal National Mortgage Association — 14.9%
	FNMA
118,370	6.162%, 09/01/36 (2)	128,481
990	6.000%, 12/01/28	1,117
19,213	6.000%, 10/01/29	21,687

Principal Amount ($)		Value $

123,091	5.500%, 11/01/34	136,875
394,398	5.500%, 10/01/35	439,670
561,646	5.500%, 07/01/38	622,519
106,013	5.000%, 10/01/29	117,337
435,000	5.000%, 03/25/41	490,308
137,675	4.500%, 07/01/41	148,677
234,599	4.500%, 09/01/41	253,281
277,470	4.500%, 10/01/41	299,764
635,000	4.255%, 03/01/34 (10)	686,991
471,378	4.000%, 07/25/25	508,978
1,045,574	4.000%, 04/25/33	1,120,756
344,839	4.000%, 05/25/37	365,719
188,075	4.000%, 10/01/41	196,009
1,113,399	4.000%, 03/01/42	1,173,065
456,240	4.000%, 03/01/44	481,773
889,072	4.000%, 04/01/44	938,825
257,987	3.500%, 04/01/32	268,146
1,180,000	3.500%, 08/25/43	1,238,296
295,090	3.258%, 06/01/42 (2)	305,840
455,000	3.056%, 06/25/24 (2)	455,799
460,702	3.000%, 04/01/43	452,723
134,993	3.000%, 05/01/43	132,836
454,592	3.000%, 06/01/43	447,328
163,187	3.000%, 07/01/43	160,225
797,965	3.000%, 08/01/43	784,624
414,289	2.500%, 10/25/41	325,975
310,000	0.402%, 05/25/18 (2)	310,410
	FNMA IO
120,026	5.000%, 07/01/18	8,253
184,598	5.000%, 07/01/18	12,820
163,325	5.000%, 07/01/18	11,138
8,060,000	0.549%, 06/25/24 (2)	263,598
8,861,220	0.540%, 09/25/22 (2)	285,367
	FNMA IO REMIC
239,831	5.500%, 01/25/19	16,002
237,311	5.500%, 12/25/26	15,578
	FNMA REMIC
370,833	5.768%, 11/25/42 (2)	300,313
72,419	5.000%, 07/25/37	77,239
230,003	3.538%, 10/25/42 (2)	189,167
	FNMA TBA
8,165,000	4.000%, 10/25/44	8,535,713
		22,729,222

	Government National Mortgage Association — 4.1%
	GNMA
19,337	7.000%, 09/15/23	22,105
65,446	6.000%, 12/15/38	73,540
2,115,431	5.944%, 02/20/44 (2)	368,249
1,395,000	5.500%, 10/20/23	1,519,735
109,259	5.500%, 02/20/34	123,063
64,307	5.500%, 01/15/37	72,059
163,602	5.000%, 05/20/30	181,358
149,557	5.000%, 12/20/43	164,379
170,000	4.500%, 09/20/38	186,713
67,354	4.500%, 07/20/41	73,249
71,106	4.000%, 03/20/42	75,440
526,968	4.000%, 03/20/44	523,016
885,000	3.500%, 08/20/39	906,632
3,512,172	1.384%, 02/16/48 (2)	286,669
2,056,421	0.963%, 08/16/54 (2)	140,521
	GNMA IO
16,294	4.500%, 11/20/32	112
111,312	4.500%, 06/20/33	1,892
412,722	4.500%, 12/16/37	27,433
488,157	1.141%, 06/16/54 (2)	35,020
5,000,407	1.047%, 01/16/53 (2)	387,072
2,562,537	1.022%, 03/16/47 (2)	177,074
2,674,085	0.964%, 08/16/52 (2)	170,355
2,997,526	0.955%, 12/16/51 (2)	212,394
2,410,061	0.753%, 01/16/54 (2)	165,752
4,312,431	0.701%, 12/16/53 (2)	262,724
		6,156,556
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $32,658,897)	32,915,477

	U.S. TREASURY
	OBLIGATIONS (4) — 13.4%
	United States Treasury Bill (3)
2,000,000	0.025%, 08/21/14	1,999,986
	United States Treasury Inflation Indexed Bond
1,543,226	0.125%, 04/15/19	1,576,623

Principal Amount ($)		Value $

	United States Treasury Notes
964,000	3.625%, 02/15/44	1,022,593
6,890,000	2.500%, 05/15/24	6,857,162
185,000	2.250%, 04/30/21	185,614
3,965,000	1.625%, 06/30/19	3,940,992
290,000	1.500%, 08/31/18	289,728
310,000	1.375%, 09/30/18	307,735
415,000	1.250%, 10/31/18	409,326
445,000	0.875%, 05/15/17	444,166
820,000	0.625%, 10/15/16	819,231
2,300,000	0.375%, 06/30/15	2,305,435
215,000	0.375%, 01/15/16	215,302
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,350,998)	20,373,893

	ASSET-BACKED SECURITIES — 10.4%
	American Credit Acceptance Receivables Trust, Series 1, Class A (1)
92,796	1.450%, 04/16/18	93,111
	American Credit Acceptance Receivables Trust, Series 2, Class A (1)
29,246	1.890%, 07/15/16	29,298
	American Credit Acceptance Receivables Trust, Series 3, Class A (1)
44,434	1.640%, 11/15/16	44,523
	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C
105,000	1.570%, 01/08/19	105,169
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
680,000	2.290%, 11/08/19	684,794
	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
505,000	2.150%, 03/09/20	505,699
	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C
415,000	2.180%, 06/08/20	414,848
	ARL Second LLC, Series 2014-1A, Class A2 (1)
400,000	3.970%, 06/15/44	402,159
	Carfinance Capital Auto Trust, Series 2013-2A, Class A (1)
93,167	1.750%, 11/15/17	93,530
	Chase Issuance Trust, Series 2014-A5, Class A5 (2)
1,625,000	0.522%, 04/15/21	1,626,669
	CLI Funding V LLC, Series 2013-1A (1)
195,000	2.830%, 03/18/28	193,229
	CLI Funding V LLC, Series 2013-2A (1)
233,995	3.220%, 06/18/28	234,730
	Credit-Based Asset Servicing and Securitization LLC, Series CB4, Class AF1 (9)
19,158	5.000%, 03/25/31	18,662
	Cronos Containers Program, Series 2012-2A, Class A (1)
428,750	3.810%, 09/18/27	429,493
	Cronos Containers Program, Series 2013-1A, Class A (1)
218,750	3.080%, 04/18/28	219,166
	DT Auto Owner Trust, Series 2014-1A, Class B (1)
405,000	1.430%, 03/15/18	406,018
	DT Auto Owner Trust, Series 2014-1A, Class C (1)
435,000	2.640%, 10/15/19	438,152
	DT Auto Owner Trust, Series 2014-2A, Class C (1)
460,000	2.460%, 01/15/20	461,571
	Exeter Automobile Receivables Trust, Series 2014-1A, Class A (1)
331,320	1.290%, 05/15/18	332,039
	Exeter Automobile Receivables Trust, Series 2014-2A, Class A (1)
80,591	1.060%, 08/15/18	80,490
	Flagship Credit Auto Trust, Series 2013-1, Class A (1)
326,747	1.320%, 04/16/18	327,275
	Flagship Credit Auto Trust, Series 2013-2, Class A (1)
262,181	1.940%, 01/15/19	262,966
	Flagship Credit Auto Trust, Series 2014-1, Class B (1)
160,000	2.550%, 02/18/20	159,634

Principal Amount ($)		Value $

	GE Capital Credit Card Master Note Trust, Series 2012-3, Class A (2)
100,000	0.602%, 03/15/20	99,776
	Global SC Finance, Series 2013-1A, Class A (1)
560,000	2.980%, 04/17/28	560,147
	Global SC Finance, Series 2014-1A, Class A1
365,000	3.190%, 07/17/24	364,942
	OnDeck Asset Securitization Trust, Series 2014-1A, Class A (1)
520,000	3.150%, 05/17/18	521,437
	OneMain Financial Issuance Trust, Series 2014-1A, Class A (1)
865,000	2.430%, 06/18/24	867,630
	OneMain Financial Issuance Trust, Series 2014-2A, Class A (1)
435,000	2.470%, 09/18/24	435,000
	Prestige Auto Receivables Trust, Series 2014-1A, Class B (1) (10)
310,000	1.910%, 04/15/20	308,113
	Santander Drive Auto Receivables Trust, Series 2013-3, Class C
225,000	1.810%, 04/15/19	226,300
	Santander Drive Auto Receivables Trust, Series 2013-5, Class C
825,000	2.250%, 06/17/19	835,669
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
815,000	2.360%, 03/16/20	824,559
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
505,000	2.330%, 11/15/19	506,269
	TAL Advantage V LLC, Series 2013-2A, Class A (1)
700,000	3.550%, 11/20/38	710,483
	TAL Advantage V LLC, Series 2014-1A, Class A (1)
698,625	3.510%, 02/22/39	707,187
	TAL Advantage V LLC, Series 2014-2A, Class A2 (1)
489,702	3.330%, 05/20/39	494,451
	Westlake Automobile Receivables Trust, Series 2014-1A, Class B (1)
280,000	1.240%, 11/15/19	279,705
	Westlake Automobile Receivables Trust, Series 2014-1A, Class C (1)
440,000	1.700%, 11/15/19	439,778
	Wheels SPV LLC, Series 1, Class A2 (1)
81,966	1.190%, 03/20/21	82,126
	TOTAL ASSET-BACKED SECURITIES (Cost $15,757,388)	15,826,797

	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
	Brunel Residential Mortgage Securitisation, Series 1A, Class A4C (1) (2)
512,778	0.434%, 01/13/39	508,385
	Credit Suisse First Boston Mortgage Securities, Series 2004-AR3, Class 3A1 (2)
21,071	2.112%, 04/25/34	21,298
	E-MAC Program, Series NL3A, Class A1 (1) (2)
1,135,751	0.304%, 07/25/47	1,101,578
	Eurosail, Series 2006-2X, Class A2C (2) (5) (6)
240,796	0.718%, 12/15/44	394,332
	Eurosail, Series 2006-3X, Class A3A (2) (5) (7)
158,209	0.437%, 09/10/44	207,724
	FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1 (2)
4,835,000	1.203%, 03/25/24	435,104
	FHLMC Multifamily Structured Pass-Through Certificates, Series KGRP, Class A (2)
463,701	0.530%, 04/25/20	465,582
	FREMF Mortgage Trust, Series K18, Class B (1) (2)
115,000	4.410%, 01/25/45	120,282
	FREMF Mortgage Trust, Series K22, Class B (1) (2)
485,000	3.687%, 08/25/45	486,366
	FREMF Mortgage Trust, Series K36, Class B (1) (2)
360,000	4.501%, 10/25/23	375,937
	FREMF Mortgage Trust, Series K37, Class B (1) (2)
1,205,000	4.558%, 01/25/47	1,270,828
	FREMF Mortgage Trust, Series K38, Class B (1) (2)
300,000	4.223%, 06/25/47	308,599

Principal Amount ($)		Value $

	FREMF Mortgage Trust, Series K38, Class C (1) (2)
120,000	4.636%, 06/25/47	123,986
	FREMF Mortgage Trust, Series K702, Class B (1) (2)
90,000	4.936%, 04/25/44	96,594
	FREMF Mortgage Trust, Series K706, Class B (1) (2)
495,000	4.024%, 11/25/44	517,555
	FREMF Mortgage Trust, Series K711, Class B (1) (2)
350,000	3.562%, 08/25/45	358,778
	FREMF Mortgage Trust, Series K712, Class B (1) (2)
415,000	3.368%, 05/25/45	421,440
	FREMF Mortgage Trust, Series K714, Class C (1) (2)
179,000	3.988%, 01/25/47	180,588
	FREMF Mortgage Trust, Series K715, Class B (1) (2)
575,000	3.978%, 02/25/46	594,552
	FREMF Mortgage Trust, Series KF01, Class B (1) (2)
1,470,000	2.751%, 10/25/44	1,513,505
	FREMF Mortgage Trust, Series KF02, Class B (1) (2)
917,204	2.817%, 12/25/45	950,297
	Granite Master Issuer, Series 2006-1X, Class M3 (2) (5) (6)
167,000	1.099%, 12/20/54	277,224
	Impac CMB Trust, Series 2004-10, Class 4A1 (2)
37,775	0.895%, 03/25/35	37,928
	Impac Secured Assets Trust, Series 1, Class 2A2 (2)
152,310	0.565%, 05/25/36	150,243
	Impac Secured Assets Trust, Series 2, Class 2A2 (2)
22,798	0.585%, 08/25/36	22,604
	Impac Secured Assets Trust, Series 2006-2, Class 2M1 (2)
130,000	0.655%, 08/25/36	117,834
	Mansard Mortgages, Series 2006-1X, Class A2 (2) (5) (6)
7,609	0.758%, 10/15/48	12,371
	Marble Arch Residential Securitisation No. 4, Series 2006-4X, Class A3C (2) (5) (6)
108,920	0.703%, 03/20/40	181,881
	Money Partners Securities 3, Series 2006-3X, Class A2B (2) (7)
103,032	0.642%, 09/14/39	135,412
	Money Partners Securities 4, Series 2006-4X, Class A1A (2) (5) (6)
299,691	0.938%, 03/15/40	497,460
	Paragon Mortgages, Series 16, Class A (2) (6)
75,631	3.308%, 04/15/39	128,284
	Paragon Mortgages No. 9, Series 2005-9X, Class AA (2) (5) (6)
90,568	0.885%, 05/15/41	147,019
	Preferred Residential Securities, Series 8X, Class A1A2 (2) (5) (6)
78,266	0.798%, 12/15/42	129,013
	Residential Mortgage Securities, Series 2012-26, Class A1 (2) (5) (6)
345,196	2.776%, 02/14/41	608,433
	Residential Mortgage Securities, Series 20X, Class A2A (2) (5) (6)
98,209	0.787%, 08/10/38	162,880
	Residential Mortgage Securities, Series 22X, Class A3A (2) (5) (6)
294,225	0.886%, 11/14/39	486,774
	RMAC, Series 2003-NS3X, Class A3 (2) (5) (6)
174,611	1.435%, 12/12/35	291,837
	Southern Pacific Financing, Series 2005-B, Class A (2) (5) (6)
69,579	0.714%, 06/10/43	113,624
	Southern Pacific Financing, Series 2006-A, Class A (2) (5) (6)
82,916	0.694%, 03/10/44	134,678
	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3 (2)
361,885	2.237%, 04/25/45	368,036
	Wells Fargo Mortgage-Backed Securities Trust, Series 16, Class A5
118,938	5.000%, 11/25/36	123,857
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,197,704)	14,580,702

Principal Amount ($)		Value $

	MUNICIPAL BONDS — 3.7%
	California — 0.2%
	University of California RB, Series AI
235,000	5.000%, 05/15/38	261,243

	Florida — 2.0%
	Hurricane Catastrophe Fund Finance RB, Series A
1,035,000	2.995%, 07/01/20	1,040,216
	Miami-Dade County Transit System RB
1,080,000	5.000%, 07/01/42	1,171,703
	Orlando-Orange County Expressway Authority RB
740,000	5.000%, 07/01/35	807,192
		3,019,111
	Georgia — 0.1%
	Municipal Electric Authority of Georgia RB
155,000	6.637%, 04/01/57	192,575

	Illinois — 0.2%
	Chicago O’Hare International Airport RB, Series D
295,000	5.000%, 01/01/44	309,868

	New York — 0.5%
	Metropolitan Transportation Authority RB, Series E
75,000	6.814%, 11/15/40	102,173
200,000	5.000%, 11/15/43	216,978
	State Thruway Authority RB, Series J
405,000	5.000%, 01/01/41	439,781
		758,932
	Ohio — 0.2%
	American Municipal Power RB
165,000	5.000%, 02/15/42	175,192
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	61,305
	State Turnpike Commission RB
85,000	5.250%, 02/15/39	94,569
		331,066
	Pennsylvania — 0.4%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	344,890
	State Turnpike Commission RB, Series C
270,000	5.000%, 12/01/43	293,917
		638,807
	Utah — 0.1%
	State GO, Series B
170,000	3.539%, 07/01/25	175,736
	TOTAL MUNICIPAL BONDS (Cost $5,397,007)	5,687,338

	SOVEREIGN GOVERNMENTS — 3.0%
	Colombia Government International Bond
700,000	5.625%, 02/26/44	784,307
	Mexican Bonos (8)
17,315,000	8.000%, 06/11/20	1,506,137
	Morocco Government International Bond (1)
200,000	5.500%, 12/11/42	198,624
	Panama Government International Bond
585,000	7.125%, 01/29/26	747,337
	Poland Government International Bond
1,025,000	4.000%, 01/22/24	1,067,281
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	236,646
	TOTAL SOVEREIGN GOVERNMENTS (Cost $4,305,039)	4,540,332

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 3.0%
	BAMLL Commercial Mortgage Securities Trust, Series ICTS, Class A (1) (2)
360,000	1.000%, 06/15/28	360,973
	Citigroup Commercial Mortgage Trust, Series 388G, Class C (1) (2)
290,000	1.552%, 06/15/33	291,466
	Citigroup Commercial Mortgage Trust, Series 388G, Class D (1) (2)
370,000	1.905%, 06/15/33	371,860
	Commercial Mortgage Trust, Series TWC, Class A (1) (2)
355,000	1.002%, 02/13/32	356,026

Principal Amount ($)		Value $

	Credit Suisse Mortgage Trust, Series ICE, Class B (1) (2)
210,000	1.450%, 07/15/19	210,293
	Credit Suisse Mortgage Trust, Series ICE, Class C (1) (2)
155,000	1.800%, 07/15/19	155,548
	Extended Stay America Trust, Series ESH7, Class A27 (1)
240,000	2.958%, 12/05/31	241,937
	Extended Stay America Trust, Series ESH7, Class B7 (1)
240,000	3.604%, 12/05/31	245,355
	GP Portfolio Trust, Series GPP, Class A (1) (2)
670,000	1.102%, 02/15/27	670,703
	Hilton USA Trust, Series HLF, Class AFL (1) (2)
305,000	1.156%, 11/05/30	305,560
	JPMorgan Chase Commercial Mortgage Securities, Series FBLU, Class A (1) (2)
675,000	1.102%, 12/15/28	675,182
	LSTAR Commercial Mortgage Trust, Series 1, Class B (1) (2)
63,309	5.329%, 06/25/43	63,391
	LSTAR Commercial Mortgage Trust, Series 2, Class B (1) (2)
205,000	4.205%, 01/20/41	205,937
	SCG Trust, Series SRP1, Class A (1) (2)
220,000	1.552%, 11/15/26	221,175
	Talisman-7 Finance, Series 7, Class A (2) (5) (7)
80,885	0.403%, 04/22/17	107,523
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,466,607)	4,482,929

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.0%
	FNMA
895,000	2.630%, 10/10/24	854,750
	Tennessee Valley Authority
760,000	3.500%, 12/15/42	704,212
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,565,595)	1,558,962
	TOTAL INVESTMENTS — 98.7% (Cost $146,723,321)*	149,993,899
	OTHER ASSETS LESS LIABILITIES — 1.3%	2,026,704
	NET ASSETS — 100%	$152,020,603

(1)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $37,719,766, representing 24.8% of the net assets of the Fund.

(2)      Variable Rate Security — Rate disclosed is as of July 31, 2014.

(3)      Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(4)      Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(5)      Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $3,752,773, representing 2.5% of the net assets of the Fund.

(6)      Denominated in GBP.

(7)      Denominated in EUR.

(8)      Denominated in MXP.

(9)      Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014.

(10)  Security is fair valued.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $146,723,321, and the unrealized appreciation and depreciation were $3,675,595 and $(405,017), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(1)	Dec-2014	$(640)
90-Day Euro$	(1)	Dec-2015	(1,515)
90-Day Euro$	(1)	Jun-2015	(777)
90-Day Euro$	(1)	Jun-2016	(1,627)
90-Day Euro$	(1)	Mar-2015	(265)
90-Day Euro$	(1)	Mar-2016	(1,590)
90-Day Euro$	(1)	Sep-2015	(1,452)
90-Day Euro$	(1)	Sep-2016	(1,427)
Canadian 10-Year Bond	13	Sep-2014	21,620
U.S. 2-Year Treasury Note	39	Sep-2014	(10,884)
U.S. 5-Year Treasury Note	(6)	Sep-2014	6,727
U.S. 10-Year Treasury Note	(62)	Sep-2014	(28,511)
U.S. Long Treasury Bond	2	Sep-2014	(1,503)
U.S. Ultra Long Treasury Bond	(18)	Sep-2014	(46,047)
			$(67,891)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNP Paribas	8/14/14	EUR	424,501	USD	577,731	$9,279
Royal Bank of Scotland	8/14/14	GBP	2,135,960	USD	3,654,939	49,213
						$58,492

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GBP — British Pound

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

TBA — To Be Announced

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal Amount ($)		Value $

	MUNICIPAL BONDS — 89.6%
	Arizona — 3.7%
	Salt River Project Agricultural Improvement & Power District RB, Series A
2,360,000	5.000%, 01/01/39	2,634,515
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	120,471
600,000	5.000%, 07/01/34	721,698
		3,476,684
	California — 29.6%
	Bay Area Toll Authority RB, Series S-4
2,515,000	5.000%, 04/01/43	2,737,879
	Desert Sands Unified School District GO, AMBAC
60,000	5.000%, 06/01/16 (1)	65,171
40,000	5.000%, 06/01/27	43,105
	East Side Union High School District GO, Series B, NATL
20,000	5.250%, 02/01/24	23,606
	Escondido Union High School District GO, Series C (2)
2,000,000	7.395%, 08/01/41	558,620
13,900,000	7.292%, 08/01/51	2,312,543
1,500,000	7.159%, 08/01/46	326,730
	Hacienda La Puente Unified School District GO, NATL
50,000	5.000%, 08/01/19	58,526
	Imperial Irrigation District RB
400,000	5.125%, 11/01/38	436,020
	Los Angeles Department of Water & Power RB, Series A
75,000	5.000%, 07/01/39	82,127
	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
30,000	5.000%, 07/01/39	32,922
	Los Angeles Unified School District GO, Series I
60,000	5.000%, 07/01/19	70,916
	Los Angeles Unified School District GO, Series KRY
390,000	5.000%, 07/01/22	460,465
	Merced Union High School District GO, Series C (2)
1,000,000	7.080%, 08/01/34	392,590
	Metropolitan Water District of Southern California RB, Series A, NATL
100,000	5.750%, 07/01/21	118,835
	Metropolitan Water District of Southern California RB, Series B
345,000	5.000%, 07/01/20	414,749
	Moreno Valley Unified School District GO, NATL (2)
4,675,000	5.160%, 08/01/25	3,160,580
	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL (2)
315,000	5.449%, 09/01/20	270,538
	North Orange County Community College District GO, Series B, NATL (2)
200,000	6.666%, 08/01/28	121,032
	Rialto Unified School District GO, Series A, AGM (2)
300,000	6.631%, 08/01/29	160,494
	Riverside County Transportation Commission RB, Series A
345,000	5.250%, 06/01/39	394,180
	Sacramento Municipal Utility District RB, Series A
2,580,000	5.000%, 08/15/41	2,837,742
	San Diego Community College District GO
1,075,000	5.000%, 08/01/43	1,201,216
	San Diego Unified School District GO, Series C (2)
3,445,000	7.020%, 07/01/42	891,807
1,525,000	7.020%, 07/01/45	340,380
890,000	7.019%, 07/01/38	289,588
1,290,000	6.996%, 07/01/43	317,263
	San Diego Unified School District GO, Series E (2)
2,000,000	5.707%, 07/01/36	736,580
	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
295,000	5.000%, 11/01/41	322,423
	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
1,300,000	5.000%, 11/01/41	1,420,848
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	378,331
65,000	5.000%, 03/01/20	77,584
180,000	5.000%, 03/01/21	217,021
140,000	4.000%, 03/01/19	157,947

Principal Amount ($)		Value $

	Santa Barbara Secondary High School District GO, Series A (2)
630,000	5.969%, 08/01/40	183,910
	Santa Barbara Unified School District GO, Series C, AGM
200,000	4.750%, 08/01/30	206,418
	State Educational Facilities Authority RB
875,000	5.250%, 04/01/40	1,136,415
	State Educational Facilities Authority RB, Series T-1
1,745,000	5.000%, 03/15/39	2,191,214
	State GO
500,000	6.000%, 11/01/39	599,740
	University of California RB, Series AI
525,000	5.000%, 05/15/38	583,627
	University of California RB, Series O
1,000,000	5.250%, 05/15/39	1,141,090
		27,472,772
	Connecticut — 0.4%
	State Health & Educational Facility Authority RB, Series A-2
320,000	5.000%, 07/01/40	357,978

	District of Columbia — 0.3%
	Water & Sewer Authority RB, Series A
230,000	5.000%, 10/01/44	255,889

	Florida — 4.4%
	Miami-Dade County Transit System Sales Surtax RB
1,840,000	5.000%, 07/01/42	1,996,234
	Miami-Dade County Water & Sewer System RB, Series A
1,945,000	5.000%, 10/01/42	2,065,337
		4,061,571
	Georgia — 1.4%
	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL
420,000	5.250%, 07/01/29	507,016
	State GO, Series I
575,000	5.000%, 07/01/20	688,718
	State Road & Tollway Authority RB, Series B
75,000	5.000%, 10/01/21	90,829
		1,286,563
	Illinois — 3.4%
	Chicago Emergency Telephone System GO, NATL
135,000	5.250%, 01/01/20	150,865
	Chicago Wastewater Transmission RB, Series B, NATL
125,000	5.000%, 01/01/17	136,530
	Metropolitan Pier & Exposition Authority RB (2)
7,055,000	6.125%, 12/15/51	973,802
	Metropolitan Pier & Exposition Authority RB, NATL (2)
5,000	3.016%, 06/15/16 (3)	4,972
20,000	2.971%, 06/15/16	19,629
	Metropolitan Pier & Exposition Authority RB, Series A, NATL (2)
770,000	7.218%, 12/15/17	731,662
80,000	5.384%, 06/15/20	68,130
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
1,445,000	7.248%, 06/15/46 (2)	284,015
330,000	5.000%, 06/15/50	342,979
	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
390,000	5.250%, 12/01/32	478,171
		3,190,755
	Indiana — 0.3%
	State Finance Authority RB, Series A
225,000	5.000%, 12/01/19	265,738

	Louisiana — 0.4%
	State Gasoline & Fuels Tax RB, Series B
375,000	5.000%, 05/01/45	406,695

	Massachusetts — 4.1%
	State Bay Transportation Authority RB, Series A
465,000	5.250%, 07/01/30	581,166
45,000	5.250%, 07/01/31	56,105
	State GO, Series B, AGM
250,000	5.250%, 09/01/24	313,465
	State GO, Series B, NATL
155,000	5.250%, 08/01/22	190,689
	State Health & Educational Facilities Authority RB, Series K
165,000	5.500%, 07/01/32	219,122

Principal Amount ($)		Value $

	State School Building Authority RB, Series B
2,170,000	5.000%, 10/15/41	2,400,953
		3,761,500
	Michigan — 0.1%
	Taylor GO, NATL
75,000	5.000%, 09/01/16	80,304

	Minnesota — 0.7%
	University of Minnesota RB, Series A
290,000	5.000%, 12/01/18	339,335
255,000	5.000%, 12/01/19	303,042
		642,377
	Missouri — 4.6%
	Cass County GO
350,000	4.000%, 09/01/22	390,051
	Columbia School District GO
435,000	4.000%, 03/01/20	493,629
	Jackson County RB, AMBAC
245,000	5.000%, 12/01/17	267,425
	Kansas City Metropolitan Community Colleges Building RB, Series Junior College, NATL
250,000	4.250%, 07/01/16	268,060
	Ritenour Consolidated School District GO, Series A
75,000	5.000%, 03/01/18	85,906
	Saint Charles GO (1)
10,000	4.050%, 03/01/15	10,225
	Saint Louis Board of Education GO, Series A, NATL
40,000	5.000%, 04/01/15 (3)	41,292
60,000	5.000%, 04/01/15	61,918
	Saint Louis County Reorganized School District No. R-6 GO, Series B
250,000	4.000%, 02/01/19	274,872
	Saint Louis School District GO
710,000	5.000%, 04/01/19	812,602
	Springfield Public Utility RB, NATL
250,000	5.000%, 08/01/18	272,553
710,000	4.750%, 08/01/25	768,561
	State Highway & Transportation Commission RB
230,000	5.000%, 05/01/17	258,212
	State Highway & Transportation Commission RB, Series Senior Lien
250,000	5.000%, 02/01/19	292,007
		4,297,313
	New Jersey — 5.3%
	Garden State Preservation Trust RB, Series A, AGM
1,635,000	5.750%, 11/01/28	2,091,100
	State Transportation Trust Fund Authority RB, Series A
550,000	5.750%, 06/15/20	653,152
	State Transportation Trust Fund Authority RB, Series A, AGM
685,000	5.500%, 12/15/22	812,437
	State Transportation Trust Fund Authority RB, Series B, AMBAC
100,000	5.250%, 12/15/22	115,880
	State Transportation Trust Fund Authority RB, Series D
65,000	5.000%, 12/15/23	74,095
	State Turnpike Authority RB, Series A
1,000,000	5.000%, 01/01/23	1,180,360
		4,927,024
	New Mexico — 0.8%
	State Finance Authority RB
600,000	5.000%, 06/15/20	714,798

	New York — 12.3%
	Metropolitan Transportation Authority RB, Series E
2,515,000	5.000%, 11/15/43	2,728,498
	Metropolitan Transportation Authority RB, Series Sub B-1
610,000	5.000%, 11/15/21	730,451
	New York City Municipal Water Finance Authority RB
1,000,000	5.375%, 06/15/43	1,169,280
	New York City Municipal Water Finance Authority RB, Series BB
465,000	5.000%, 06/15/27	532,723
	New York City Transitional Finance Authority RB
315,000	5.000%, 02/01/21	376,636
	New York City Transitional Finance Authority RB, Series Sub E
970,000	4.500%, 11/01/19	1,121,097
	New York City Transitional Finance Authority RB, Series Sub F-1
1,565,000	5.000%, 02/01/34	1,757,104
	State Dormitory Authority RB, Series C
2,470,000	5.000%, 03/15/41	2,700,945

Principal Amount ($)		Value $

	State Environmental Facilities RB, Series B
200,000	5.000%, 06/15/17	225,754
	Triborough Bridge & Tunnel Authority RB, Series B (3)
50,000	5.000%, 01/01/20	57,511
		11,399,999
	North Carolina — 1.3%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	83,014
50,000	5.000%, 03/01/21	59,991
	Wake County GO, Series C
875,000	5.000%, 03/01/24	1,086,085
		1,229,090
	Ohio — 6.8%
	American Municipal Power RB, Series B
2,500,000	5.000%, 02/15/42	2,669,675
	Cincinnati City School District GO, NATL
340,000	5.250%, 12/01/21	410,264
	State Turnpike Commission RB, Series A-2 (2)
1,395,000	6.611%, 02/15/41	403,420
1,680,000	6.446%, 02/15/38	578,609
2,355,000	6.425%, 02/15/37	850,532
2,500,000	5.937%, 02/15/36	946,625
	State University RB, Series D
5,000	5.000%, 12/01/21 (3)	6,081
135,000	5.000%, 12/01/21	162,042
5,000	5.000%, 12/01/30 (3)	6,419
110,000	5.000%, 12/01/30	134,086
5,000	5.000%, 12/01/31 (3)	6,430
120,000	5.000%, 12/01/31	146,225
		6,320,408
	South Carolina — 0.1%
	Charleston Water & Sewer System RB
75,000	5.000%, 01/01/41	82,317

	Tennessee — 0.4%
	Johnson City GO
250,000	4.500%, 06/01/21	281,245
	Lincoln County GO, NATL
25,000	5.250%, 04/01/18	28,650
	Putnam County GO, NATL
30,000	5.250%, 04/01/17	33,676
		343,571
	Texas — 8.6%
	Conroe Independent School District GO, PSF-GTD
235,000	5.000%, 02/15/20	276,682
	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
210,000	5.250%, 12/01/30	262,588
	Fort Bend Independent School District GO, PSF-GTD
100,000	4.750%, 08/15/34	111,067
	Frisco Independent School District GO, PSF-GTD
370,000	5.000%, 08/15/41	414,344
	Frisco Independent School District GO, Series A, PSF-GTD
125,000	5.000%, 08/15/26	139,402
	Grand Parkway Transportation RB, Series Sub B
2,890,000	5.250%, 10/01/51	3,146,256
	Harris County Flood Control District RB, Series A
25,000	5.000%, 10/01/24 (1)	29,931
20,000	5.000%, 10/01/24	23,451
	Harris County GO, Series B
100,000	5.000%, 10/01/18	116,683
	Harris County RB, Series C
330,000	5.000%, 08/15/40	361,588
	Houston Utility System RB, AGM
20,000	5.000%, 11/15/16	22,089
	Lower Colorado River Authority RB
460,000	5.000%, 05/15/22	524,828
	North East Independent School District GO, PSF-GTD
100,000	5.250%, 02/01/27	125,539
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/28	5,851
845,000	6.000%, 01/01/28	989,917
	Permanent University Fund RB, Series B
480,000	5.250%, 07/01/28	611,890
	University of Texas System RB, Series B
705,000	5.000%, 08/15/22	861,954
		8,024,060
	Washington — 0.6%
	King County Sewer Revenue RB
290,000	5.000%, 01/01/39	322,837

Principal Amount ($)		Value $

	Snohomish County School District No. 15 Edmonds GO
250,000	4.000%, 12/01/16	270,778
		593,615
	TOTAL MUNICIPAL BONDS (Cost $75,291,659)	83,191,021

	CORPORATE OBLIGATIONS — 5.6%
	Financials — 5.4%
	Aflac
730,000	6.450%, 08/15/40	926,236
	Bank of America
1,565,000	6.000%, 10/15/36	1,911,668
	Citigroup
1,430,000	8.125%, 07/15/39	2,142,972
8,000	6.875%, 06/01/25	9,888
		4,990,764
	Healthcare — 0.0%
	UnitedHealth Group
40,000	6.875%, 02/15/38	54,223

	Telecommunication Services — 0.2%
	Verizon Communications
116,000	7.350%, 04/01/39	158,540

	TOTAL CORPORATE OBLIGATIONS (Cost $4,042,086)	5,203,527
	TOTAL INVESTMENTS — 95.2% (Cost $79,333,745)*	88,394,548
	OTHER ASSETS LESS LIABILITIES — 4.8%	4,470,976
	NET ASSETS — 100%	$92,865,524

(1)        Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(2)        Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)        Escrowed to Maturity

* At July 31, 2014, the tax basis cost of the Fund’s investments was $79,305,341, and the unrealized appreciation and depreciation were $9,092,131 and $(2,924), respectively.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 51.8%
	Consumer Staples — 5.5%
	Altria Group
246,000	9.950%, 11/10/38	406,154
388,000	5.375%, 01/31/44	417,726
	Kraft Foods Group
471,000	6.500%, 02/09/40	596,069
	Lorillard Tobacco
285,000	8.125%, 05/01/40	390,191
	Wal-Mart Stores
425,000	4.300%, 04/22/44	428,013
		2,238,153
	Energy — 2.0%
	TransCanada PipeLines
340,000	7.625%, 01/15/39	492,802
255,000	6.200%, 10/15/37	323,151
		815,953
	Financials — 31.9%
	Aflac
285,000	6.900%, 12/17/39	380,066
814,000	6.450%, 08/15/40	1,032,817
	Bank of America
851,000	6.000%, 10/15/36	1,039,508
	Citigroup
710,000	8.125%, 07/15/39	1,063,993
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
510,000	5.750%, 12/01/43	586,040
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
483,000	5.250%, 05/24/41	548,287
	General Electric Capital MTN
809,000	6.875%, 01/10/39	1,092,414
	HSBC Bank USA
950,000	7.000%, 01/15/39	1,303,938
	JPMorgan Chase
732,000	5.600%, 07/15/41	854,805
	McGraw-Hill
456,000	6.550%, 11/15/37	476,796
	MetLife
983,000	5.875%, 02/06/41	1,212,629
	Prudential Financial MTN
861,000	6.200%, 11/15/40	1,076,346
30,000	5.625%, 05/12/41	34,872
	Standard Chartered (1)
1,028,000	5.700%, 03/26/44	1,087,944
	Wells Fargo
989,000	5.606%, 01/15/44	1,126,402
		12,916,857
	Industrials — 0.7%
	Koninklijke Philips Electronics
213,000	6.875%, 03/11/38	286,187

	Materials — 7.7%
	Barrick North America Finance
557,000	5.700%, 05/30/41	567,986
	BHP Billiton Finance USA
173,000	5.000%, 09/30/43	191,865
	Dow Chemical
272,000	9.400%, 05/15/39	443,293
	Glencore Finance Canada (1)
626,000	6.000%, 11/15/41	690,990
	International Paper
142,000	8.700%, 06/15/38	211,373
	Rio Tinto Finance USA
662,000	5.200%, 11/02/40	735,406
275,000	4.125%, 08/21/42	259,408
		3,100,321
	Telecommunication Services — 3.0%
	Telefonica Emisiones SAU
217,000	7.045%, 06/20/36	276,386
	Verizon Communications
317,000	7.350%, 04/01/39	433,252
391,000	6.550%, 09/15/43	492,832
		1,202,470
	Utilities — 1.0%
	Sempra Energy
319,000	6.000%, 10/15/39	398,090

	TOTAL CORPORATE OBLIGATIONS
	(Cost $17,775,203)	20,958,031

	U.S. TREASURY OBLIGATIONS — 19.0%
	United States Treasury Bonds
2,358,000	4.500%, 02/15/36	2,871,601
1,438,000	3.750%, 11/15/43	1,560,792
896,000	3.625%, 08/15/43	951,020
579,000	3.625%, 02/15/44	614,192
1,815,000	2.875%, 05/15/43	1,667,956

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,360,866)	7,665,561

Principal
Amount ($)		Value $

	TAX-EXEMPT MUNICIPAL BONDS — 16.2%
	California — 5.7%
	Bay Area Toll Authority RB, Series S-4
325,000	5.000%, 04/01/43	353,801
	Escondido Union High School District GO, Series C (2)
2,000,000	7.502%, 08/01/41	558,620
55,000	5.392%, 08/01/46	11,980
	Placentia-Yorba Linda Unified School District GO, Series D (2)
150,000	6.301%, 08/01/42	38,375
	San Bernardino Community College District GO, Series B (2)
100,000	8.038%, 08/01/48	16,441
	Santa Barbara Secondary High School District GO, Series A (2)
210,000	6.721%, 08/01/40	61,303
	Santa Barbara Unified School District GO, Series A (2)
90,000	6.707%, 08/01/41	24,535
	Southwestern Community College District GO, Series C (2)
1,030,000	6.735%, 08/01/46	220,595
	State Educational Facilities Authority RB
680,000	5.250%, 04/01/40	883,157
	Westside Union School District GO, Series B (2)
420,000	6.089%, 08/01/40	120,208
60,000	5.606%, 08/01/45	13,338
		2,302,353
	Florida — 1.5%
	Miami-Dade County Transit System Sales Surtax RB
190,000	5.000%, 07/01/42	206,133
	Miami-Dade County Water & Sewer System RB, Series A
395,000	5.000%, 10/01/42	419,439
		625,572
	Illinois — 0.5%
	Cook County Community College District No. 508 GO
75,000	5.250%, 12/01/43	81,025
	Metropolitan Pier & Exposition Authority RB, Series B, AGM (2)
330,000	6.841%, 06/15/47	61,436
25,000	6.401%, 06/15/45	5,187
295,000	6.180%, 06/15/46	57,982
		205,630
	New York — 6.2%
	Metropolitan Transportation Authority RB, Series A-1
230,000	5.250%, 11/15/39	255,693
	Metropolitan Transportation Authority RB, Series E
625,000	5.000%, 11/15/43	678,056
	New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series A-1
265,000	5.000%, 11/01/38	295,279
	New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series Sub E-1
90,000	5.000%, 02/01/42	98,156
	New York City Water & Sewer System RB, Series FF
195,000	5.000%, 06/15/45	212,306
	State Dormitory Authority RB, Series A
520,000	5.000%, 03/15/43	573,934
	State Dormitory Authority RB, Series D
75,000	5.000%, 02/15/40	82,293
	State Thruway Authority RB, Series J
290,000	5.000%, 01/01/41	316,602
		2,512,319
	Ohio — 1.6%
	State Turnpike Commission RB, Series A-2 (2)
160,000	6.521%, 02/15/43	41,789
310,000	6.508%, 02/15/41	89,649
235,000	6.505%, 02/15/42	64,681
325,000	6.486%, 02/15/40	98,485
390,000	6.421%, 02/15/38	134,320
180,000	6.356%, 02/15/36	68,157
430,000	6.273%, 02/15/37	155,299
		652,380
	Texas — 0.7%
	Grand Parkway Transportation RB, Series Sub B
245,000	5.250%, 10/01/51	266,724

	TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $5,693,183)	6,564,978

Principal
Amount ($)		Value $

	TAXABLE MUNICIPAL BONDS — 6.2%
	California — 4.6%
	California Institute of Technology
760,000	4.700%, 11/01/2111	755,648
	University of California RB, Series AD
1,115,000	4.858%, 05/15/2112	1,114,465
		1,870,113
	Pennsylvania — 1.6%
	University of Pennsylvania
639,000	4.674%, 09/01/2112	636,697

	TOTAL TAXABLE MUNICIPAL BONDS (Cost $2,536,992)	2,506,810

	ASSET-BACKED SECURITY — 2.8%
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
900,000	6.150%, 06/15/39
	(Cost $1,205,769)	1,129,076

	TOTAL INVESTMENTS — 96.0% (Cost $34,572,013)*	38,824,456

	OTHER ASSETS LESS LIABILITIES — 4.0%	1,630,759

	NET ASSETS — 100%	$40,455,215

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $1,778,934, representing 4.4% of the net assets of the Fund.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $34,572,013, and the unrealized appreciation and depreciation were $4,424,693 and $(172,250), respectively.

AGM — Assured Guaranty Municipal

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 42.0%
	Brazil — 7.4%
	Caixa Economica Federal (1) (2)
350,000	7.250%, 07/23/24	352,187
	CIMPOR Financial Operations BV (2)
310,000	5.750%, 07/17/24	306,513
	Marfrig Holding Europe BV (2)
350,000	6.875%, 06/24/19	350,875
	Minerva Luxembourg (2)
275,000	7.750%, 01/31/23	295,281
	OAS Finance (2)
400,000	8.000%, 07/02/21	400,000
	Odebrecht Finance (3)
200,000	7.125%, 06/26/42	213,500
	Odebrecht Offshore Drilling Finance (2)
430,172	6.625%, 10/01/22	454,369
	Tupy Overseas (2)
200,000	6.625%, 07/17/24	206,000
		2,578,725
	Chile — 1.0%
	Cencosud (2)
350,000	4.875%, 01/20/23	349,248

	China — 7.1%
	China Aoyuan Property Group (3)
590,000	11.250%, 01/17/19	597,766
	Hero Asia Investment (1) (3)
245,000	5.250%, 12/07/49	251,009
	Logan Property Holdings (3)
620,000	11.250%, 06/04/19	634,704
	Times Property Holdings (3)
610,000	12.625%, 03/21/19	635,034
	Yuzhou Properties (3)
320,000	11.750%, 10/25/17	353,600
		2,472,113
	Colombia — 1.0%
	Bancolombia
350,000	5.125%, 09/11/22	354,375

	Costa Rica — 2.8%
	Instituto Costarricense de Electricidad (2)
600,000	6.950%, 11/10/21	654,000
350,000	6.375%, 05/15/43	312,375
		966,375
	India — 0.8%
	Bhira Investments (1) (3)
260,000	8.500%, 04/27/71	270,581

	Indonesia — 5.3%
	Berau Capital Resources (2)
150,000	12.500%, 07/08/15	155,812
	Berau Coal Energy (2)
230,000	7.250%, 03/13/17	223,963
	Comfeed Finance (2)
400,000	6.000%, 05/02/18	399,000
	Gajah Tunggal (2)
455,000	7.750%, 02/06/18	470,925
	Indo Energy Finance II BV (2)
740,000	6.375%, 01/24/23	619,750
		1,869,450
	Kazakhstan — 1.8%
	Kazkommertsbank JSC (2)
200,000	8.500%, 05/11/18	201,500
	KazMunayGas National JSC MTN (2)
450,000	5.750%, 04/30/43	444,285
		645,785
	Mexico — 7.8%
	Alfa (2)
285,000	6.875%, 03/25/44	309,937
	Empresas ICA (2)
550,000	8.875%, 05/29/24	563,750
	Fermaca Enterprises S de RL (2)
200,000	6.375%, 03/30/38	209,000
	Grupo Televisa MTN
†4,700,000	7.250%, 05/14/43	306,372
	Pemex Project Funding Master Trust
955,000	6.625%, 06/15/35	1,134,827
	Servicios Corporativos Javer (2)
184,000	9.875%, 04/06/21	204,056
		2,727,942
	Ukraine — 1.4%
	Ukreximbank Via Biz Finance (3)
500,000	8.375%, 04/27/15	472,500

Principal
Amount ($)		Value $

	Venezuela — 5.6%
	Petroleos de Venezuela
1,125,000	9.000%, 11/17/21 (2)	961,875
670,000	6.000%, 11/15/26 (2)	417,410
625,000	5.000%, 10/28/15	589,844
		1,969,129
	TOTAL CORPORATE OBLIGATIONS (Cost $14,348,721)	14,676,223

	FOREIGN GOVERNMENT BONDS — 37.7%
	Argentina — 1.8%
	Provincia de Buenos Aires (2)
645,000	11.750%, 10/05/15	615,975

	Brazil — 8.7%
	Brazil Notas do Tesouro Nacional Serie F
†1,500,000	10.000%, 01/01/17	640,677
†5,870,000	10.000%, 01/01/21	2,393,581
		3,034,258
	Colombia — 3.1%
	Empresa de Telecomunicaciones de Bogota (2)
†2,128,000,000	7.000%, 01/17/23	1,063,918

	Dominican Republic — 1.0%
	Dominican Republic International Bond (2)
325,000	7.450%, 04/30/44	350,385

	Ecuador — 0.7%
	Ecuador Government International Bond (2)
220,000	7.950%, 06/20/24	232,100

	El Salvador — 0.1%
	El Salvador Government International Bond (3)
40,000	8.250%, 04/10/32	47,103

	Indonesia — 5.7%
	Indonesia Treasury Bond
†20,360,000,000	7.000%, 05/15/22	1,660,323
†4,700,000,000	5.625%, 05/15/23	345,760
		2,006,083
	Jamaica — 1.3%
	Jamaica Government International Bond
420,000	7.625%, 07/09/25	447,945

	Nigeria — 3.4%
	Nigeria Government Bond
†47,770,000	16.000%, 06/29/19	349,654
†75,330,000	15.100%, 04/27/17	510,885
†48,550,000	14.200%, 03/14/24	333,899
		1,194,438
	Pakistan — 1.0%
	Pakistan Government International Bond (2)
320,000	7.250%, 04/15/19	335,200

	Philippines — 0.7%
	Philippine Government International Bond
†10,000,000	6.250%, 01/14/36	249,540

	South Africa — 2.9%
	South Africa Government Bond
†5,593,884	7.750%, 02/28/23	511,574
†4,217,695	7.000%, 02/28/31	333,867
†2,575,424	6.500%, 02/28/41	180,368
		1,025,809
	Turkey — 2.8%
	Turkey Government Bond
†895,000	10.000%, 06/17/15	424,235
†960,000	9.000%, 03/08/17	456,076
†250,000	6.300%, 02/14/18	109,757
		990,068
	Venezuela — 4.5%
	Venezuela Government International Bond
2,090,000	7.650%, 04/21/25	1,577,950

	TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,819,835)	13,170,772

	CONVERTIBLE BONDS — 7.4%
	China — 3.4%
	Biostime International Holdings (3) (4)
†6,000,000	0.415%, 02/20/19	742,060

Principal
Amount ($)		Value $

	Kaisa Group Holdings MTN
†2,300,000	8.000%, 12/20/15	434,786
		1,176,846
	Hong Kong — 2.8%
	China Overseas Grand Oceans Finance Cayman (3) (5)
†4,000,000	2.000%, 03/21/17	537,416
	PB Issuer No. 2
440,000	1.750%, 04/12/16	439,340
		976,756
	Singapore — 1.2%
	Olam International (3)
400,000	6.000%, 10/15/16	441,500

	TOTAL CONVERTIBLE BONDS (Cost $2,549,927)	2,595,102
	TOTAL INVESTMENTS — 87.1% (Cost $29,718,483)*	30,442,097
	OTHER ASSETS LESS LIABILITIES — 12.9%	4,493,089
	NET ASSETS — 100%	$34,935,186

† In local currency

(1)         Variable Rate Security — Rate disclosed is as of July 31, 2014.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $11,459,689, representing 32.8% of the net assets of the Fund.

(3)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $5,196,773, representing 14.9% of the net assets of the Fund.

(4)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(5)         Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $29,718,483, and the unrealized appreciation and depreciation were $841,180 and $(117,566), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/11/14	USD	599,182	MXP	7,840,000	$(6,642)
Barclays Capital	8/11/14-11/4/14	MXP	17,140,000	USD	1,301,710	10,588
Barclays Capital	8/19/14-10/8/14	USD	883,273	CLP	500,500,000	(11,586)
Barclays Capital	8/27/14	TRY	2,120,000	USD	984,407	1,205
Barclays Capital	9/5/14	ZAR	10,350,000	USD	949,881	(9,432)
Barclays Capital	10/3/14	USD	540,541	RUB	20,000,000	9,974
Barclays Capital	10/14/14-4/8/15	EUR	1,360,000	USD	1,869,187	46,627
Barclays Capital	11/4/14	COP	1,300,000,000	USD	684,932	(500)
Barclays Capital	11/4/14	MYR	2,250,000	USD	698,649	121
Citigroup Global Markets	8/19/14-10/8/14	CLP	500,500,000	USD	891,011	19,325
Citigroup Global Markets	10/24/14	RUB	24,680,000	USD	689,771	14,816
Citigroup Global Markets	4/8/15	USD	1,144,928	EUR	840,000	(18,854)
State Street Bank	9/5/14	COP	2,018,000,000	USD	1,054,474	(16,400)
State Street Bank	9/5/14	USD	963,918	ZAR	10,350,000	(4,605)
UBS Securities	8/27/14	USD	997,319	TRY	2,120,000	(14,116)
UBS Securities	10/3/14	RUB	20,000,000	USD	555,826	5,311
						$25,832

A list of the open OTC swap agreements held by the Fund at July 31, 2014 is as follows:

Credit Default Swaps — Buy Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Japan Government	1.00%	JPMorgan	6/20/18	Aa3	USD	$1,000,000	$(21,988)	$(7,692)
Kingdom of Spain	1.00%	JPMorgan	9/20/19	Baa2	USD	1,400,000	(14,882)	(7,582)
							$(36,870)	$(15,274)

Credit Default Swaps — Sell Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Kingdom of Thailand	1.00%	JPMorgan	9/20/19	Baa1	USD	$1,050,000	$(565)	$(58)
Penerbangan Malaysia	1.00%	JPMorgan	9/20/19	A3	USD	1,400,000	11,440	146
Republic of Brazil	1.00%	JPMorgan	9/20/19	Baa2	USD	700,000	(11,161)	(8,038)
							$(286)	$(7,950)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for
	Selling Credit
Reference Asset on which the	Protection	Amount	Reference Asset
Fund Sold Protection	(Undiscounted)	Recoverable*	Rating Range**
Kingdom of Thailand	$1,050,000	$—	Baa1
Penerbangan Malaysia	1,400,000	—	A3
Republic of Brazil	700,000	—	Baa2
Total	$3,150,000	$—

*            The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**     The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Moody’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over the Counter

RUB — Russian Ruble

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal
Amount †		Value $

	FOREIGN GOVERNMENT BONDS — 58.6%
	Brazil — 15.3%
	Brazil Notas do Tesouro Nacional Serie B
12,235,000	6.000%, 08/15/50	13,166,431
	Brazil Notas do Tesouro Nacional Serie F
12,000,000	10.000%, 01/01/21	4,893,181
36,380,000	10.000%, 01/01/23	14,588,250
15,700,000	10.000%, 01/01/25	6,176,515
	Brazilian Government International Bond
‡2,360,000	5.625%, 01/07/41	2,516,940
		41,341,317
	Czech Republic — 1.0%
	Czech Republic Government Bond
51,500,000	3.400%, 09/01/15	2,581,521

	Hungary — 3.9%
	Hungary Government Bond
1,080,000,000	7.750%, 08/24/15	4,878,787
	Hungary Government International Bond
‡2,698,000	7.625%, 03/29/41	3,446,695
‡2,040,000	5.375%, 03/25/24	2,162,400
		10,487,882
	Indonesia — 7.2%
	Indonesia Government International Bond (3)
‡2,450,000	6.750%, 01/15/44	2,930,813
‡2,150,000	5.875%, 01/15/24	2,421,437
	Indonesia Treasury Bond
4,290,000,000	9.500%, 07/15/31	401,116
42,165,000,000	9.000%, 03/15/29	3,808,963
33,050,000,000	8.375%, 03/15/24	2,928,897
47,323,000,000	8.375%, 03/15/34	3,997,993
17,820,000,000	8.250%, 06/15/32	1,493,278
17,100,000,000	7.875%, 04/15/19	1,479,957
		19,462,454
	Malaysia — 0.6%
	Malaysia Government Bond
5,200,000	3.741%, 02/27/15	1,634,385

	Mexico — 7.5%
	Mexican Bonos
22,000,000	10.000%, 12/05/24	2,199,404
26,400,000	7.750%, 11/13/42	2,222,639
	Mexico Cetes (1)
1,405,000,000	3.639%, 12/11/14	10,512,312
	Mexico Government International Bond MTN
‡3,400,000	5.750%, 10/12/2110	3,632,900
‡1,040,000	5.550%, 01/21/45	1,177,800
‡520,000	4.750%, 03/08/44	523,900
		20,268,955
	Poland — 3.4%
	Poland Government Bond
19,000,000	6.250%, 10/24/15	6,369,101
8,700,000	5.000%, 04/25/16	2,906,745
		9,275,846
	Russia — 2.4%
	Russian Federal Bond - OFZ
66,200,000	7.050%, 01/19/28	1,548,945
64,800,000	7.000%, 08/16/23	1,585,143
	Russian Foreign Bond - Eurobond (3)
‡600,000	5.875%, 09/16/43	610,500
‡1,600,000	5.625%, 04/04/42	1,612,000
‡1,200,000	4.875%, 09/16/23	1,198,800
		6,555,388
	Serbia — 1.2%
	Serbia Treasury Bond
87,300,000	10.000%, 02/27/17	1,006,419
83,700,000	10.000%, 03/20/21	889,087
103,000,000	10.000%, 06/05/21	1,112,764
		3,008,270
	South Africa — 7.3%
	South Africa Government Bond
78,300,000	10.500%, 12/21/26	8,531,158
63,200,000	6.500%, 02/28/41	4,426,181
	South Africa Government International Bond
‡2,723,000	6.250%, 03/08/41	3,114,431
‡720,000	5.875%, 09/16/25	797,904
‡2,700,000	5.375%, 07/24/44	2,728,688
		19,598,362
	Thailand — 4.7%
	Bank of Thailand (2)
31,200,000	2.269%, 02/13/15	970,724
18,900,000	2.082%, 02/26/16	588,601
	Thailand Government Bond (2)
24,784,000	2.032%, 11/26/14	771,706

Principal
Amount †		Value $

	Thailand Government Bond Indexed Link Bond (3)
92,045,580	1.250%, 03/12/28	2,631,504
257,930,640	1.200%, 07/14/21	7,815,878
		12,778,413
	Vietnam — 4.1%
	Vietnam Government Bond
7,000,000,000	11.350%, 02/27/17	374,920
14,210,000,000	9.600%, 06/30/17	739,196
9,000,000,000	9.500%, 06/15/17	466,678
18,540,000,000	9.300%, 01/15/18	963,895
20,000,000,000	9.200%, 03/15/18	1,038,363
18,000,000,000	9.100%, 01/31/23	899,777
20,000,000,000	8.800%, 02/28/24	968,155
23,000,000,000	8.400%, 03/31/18	1,166,883
15,000,000,000	8.200%, 01/15/19	754,703
16,800,000,000	7.900%, 02/15/19	835,729
18,000,000,000	7.700%, 05/31/18	893,850
14,000,000,000	7.600%, 02/28/19	688,618
20,000,000,000	7.100%, 03/31/19	964,442
8,000,000,000	6.900%, 07/15/19	381,493
		11,136,702
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $157,469,440)	158,129,495

	U.S. TREASURY OBLIGATIONS (4) — 34.8%
	United States Treasury Bills (1)
‡6,000,000	0.051%, 01/22/15	5,998,620
‡9,000,000	0.050%, 12/04/14	8,998,830
‡11,000,000	0.043%, 11/13/14	10,998,966
‡6,000,000	0.040%, 09/25/14	5,999,934
‡7,000,000	0.040%, 11/28/14	6,999,188
‡12,000,000	0.037%, 12/18/14	11,998,032
‡1,000,000	0.035%, 08/14/14	999,997
‡6,000,000	0.035%, 10/16/14	5,999,826
‡9,000,000	0.029%, 08/21/14	8,999,937
	United States Treasury Bonds
‡12,520,000	3.750%, 11/15/43	13,589,095
‡6,950,000	3.625%, 02/15/44	7,371,344
‡5,770,000	3.375%, 05/15/44	5,839,419
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,684,006)	93,793,188

	CORPORATE OBLIGATIONS — 1.2%
	Supra-National — 1.2%
	International Finance MTN
68,000,000	8.250%, 06/10/21	1,198,827
120,000,000	7.800%, 06/03/19	2,071,957
	TOTAL CORPORATE OBLIGATIONS (Cost $3,093,780)	3,270,784

	CONVERTIBLE BONDS — 1.0%
	Jersey — 0.4%
	Magnolia Finance (2)
900,000	4.000%, 03/29/49	1,181,039

	Vietnam — 0.6%
	Vingroup JSC (3)
‡1,300,000	5.000%, 04/03/17	1,615,250
	TOTAL CONVERTIBLE BONDS (Cost $2,720,980)	2,796,289
	TOTAL INVESTMENTS — 95.6% (Cost $255,968,206)*	257,989,756
	OTHER ASSETS LESS LIABILITIES — 4.4%	11,799,237
	NET ASSETS — 100%	$269,788,993

†     In local currency unless otherwise noted.

‡     Denominated in USD.

(1)  Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(2)  Variable Rate Security — Rate disclosed is as of July 31, 2014.

(3)        Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $20,836,182, representing 7.7% of the net assets of the Fund.

(4)   Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $255,968,206, and the unrealized appreciation and depreciation were $4,328,011 and $(2,306,461), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/12/14	USD	3,836,527	HUF	840,000,000	$(254,775)
Barclays Capital	8/20/14	EUR	3,495,687	JPY	485,000,000	34,294
Barclays Capital	9/2/14	IDR	40,498,079,385	USD	3,360,438	(116,363)
Barclays Capital	8/20/14-9/2/14	USD	2,571,540	IDR	30,200,000,000	22,527
Barclays Capital	8/29/14-10/14/14	USD	6,263,825	SGD	7,753,000	(48,969)
Barclays Capital	9/16/14	THB	68,995,317	USD	2,117,525	(26,247)
Barclays Capital	9/16/14	USD	2,900,042	EUR	2,140,000	(34,040)
Barclays Capital	10/7/14	BRL	1,200,000	USD	528,169	9,605
Barclays Capital	10/9/14	CZK	165,800,000	USD	8,224,206	196,497
Barclays Capital	3/31/15	USD	1,239,712	INR	79,787,879	7,243
BNP Paribas	8/20/14	USD	534,393	IDR	6,506,234,483	25,521
BNP Securities	2/18/15	IDR	2,700,000,000	USD	214,116	(10,457)
Citigroup Global Markets	8/12/14-9/5/14	BRL	8,823,062	USD	3,883,945	25,429
Citigroup Global Markets	8/20/14-9/2/14	USD	969,703	IDR	11,722,325,289	38,056
Citigroup Global Markets	9/17/14	USD	3,469,058	EUR	2,540,000	(67,343)
Citigroup Global Markets	5/6/15	CNY	12,000,000	USD	1,884,583	(32,443)
Citigroup Global Markets	5/6/15	USD	1,916,933	CNY	12,000,000	93
Deutsche Bank Securities	8/7/14	USD	4,726,305	JPY	483,000,000	(30,636)
Deutsche Bank Securities	8/12/14-9/12/14	HUF	2,040,000,000	USD	9,042,320	350,254
Deutsche Bank Securities	8/13/14-8/14/14	THB	181,370,000	USD	5,539,414	(105,369)
Deutsche Bank Securities	8/13/14-8/14/14	USD	5,370,906	THB	170,500,000	(64,418)
Deutsche Bank Securities	8/29/14	MYR	2,670,000	USD	825,577	(7,838)
Deutsche Bank Securities	9/2/14	USD	687,758	PHP	30,000,000	1,716
Deutsche Bank Securities	9/2/14-2/18/15	USD	3,445,908	IDR	42,471,440,228	100,493
Deutsche Bank Securities	9/23/14-5/21/15	USD	7,607,898	INR	470,400,000	(202,587)
Deutsche Bank Securities	2/18/15	IDR	11,450,000,000	USD	918,204	(34,150)
HSBC	8/11/14	PHP	108,000,000	USD	2,455,801	(27,524)
HSBC	8/11/14-9/2/14	USD	8,017,488	PHP	352,000,000	72,812
HSBC	8/12/14-8/13/14	BRL	9,359,182	USD	4,118,026	8,476
HSBC	9/10/14	SGD	1,950,000	USD	1,560,680	(2,450)
HSBC	10/27/14	USD	5,255,292	INR	320,000,000	(77,312)
HSBC	10/29/14	THB	85,300,000	USD	2,671,469	26,097
JPMorgan Securities	8/14/14	THB	33,500,000	USD	1,019,477	(23,104)
JPMorgan Securities	8/29/14	MYR	2,500,000	USD	773,084	(7,267)
JPMorgan Securities	9/17/14	EUR	900,000	USD	1,219,946	14,613
JPMorgan Securities	9/18/14	USD	893,602	JPY	91,000,000	(8,669)
JPMorgan Securities	2/18/15	USD	2,983,484	RUB	112,000,000	(8,249)
State Street Bank	8/20/14	USD	3,185,224	EUR	2,352,000	(35,590)
State Street Bank	8/20/14-9/2/14	USD	967,981	IDR	11,700,000,000	37,842
State Street Bank	8/27/14	THB	28,700,000	USD	874,733	(17,900)
State Street Bank	9/18/14-10/14/14	USD	10,351,282	JPY	1,053,000,000	(109,595)
State Street Bank	9/29/14-10/28/14	MXP	135,710,000	USD	10,386,454	179,464
State Street Bank	10/7/14	BRL	4,400,000	USD	1,939,009	37,609
State Street Bank	10/9/14	USD	5,492,700	CZK	112,000,000	(69,881)
State Street Bank	10/14/14	SGD	1,660,000	USD	1,336,376	5,694
State Street Bank	10/24/14	PLN	12,870,000	USD	4,167,733	65,429
Standard Bank	3/10/15-3/31/15	USD	7,877,260	INR	511,712,121	143,060
Standard Chartered	8/11/14	USD	3,827,424	PHP	168,000,000	35,526
Standard Chartered	8/20/14-9/2/14	USD	967,386	IDR	11,700,000,000	38,437
Standard Chartered	8/20/14-11/20/14	IDR	74,151,920,615	USD	6,335,880	(6,479)
Standard Chartered	8/29/14	SGD	4,143,000	USD	3,304,252	(16,790)
Standard Chartered	9/23/14	USD	1,223,518	INR	74,500,000	(8,727)
UBS Securities	8/13/14-9/5/14	BRL	14,600,000	USD	6,308,186	(65,740)
UBS Securities	9/18/14	USD	1,429,739	JPY	145,000,000	(19,681)
UBS Securities	2/18/15	RUB	112,000,000	USD	2,915,596	(59,640)
						$(123,446)

BRL — Brazilian Real

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Asset Income Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 43.0%
	Brazil — 0.8%
	Braskem America Finance (1)
200,000	7.125%, 07/22/41	202,740

	Canada — 0.4%
	MEG Energy (2)
100,000	7.000%, 03/31/24	106,000

	China — 0.8%
	CNOOC Nexen Finance
200,000	4.875%, 04/30/24	205,009

	Colombia — 0.8%
	Pacific Rubiales Energy (1)
200,000	5.125%, 03/28/23	198,661

	Costa Rica — 0.7%
	Instituto Costarricense de Electricidad (1)
200,000	6.375%, 05/15/43	179,608

	France — 2.5%
	BPCE (2)
200,000	5.700%, 10/22/23	218,328
	Electricite de France MTN (1) (3)
†100,000	6.000%, 12/29/49	178,268
	La Mondiale SAM (1) (3)
200,000	7.625%, 04/29/49	223,000
		619,596
	Germany — 1.9%
	RWE (1) (3)
†100,000	7.000%, 03/29/49	182,823
	Safari Holding Verwaltungs GmbH (1)
†100,000	8.250%, 02/15/21	143,278
	Volkswagen International Finance (1) (3)
†100,000	4.625%, 03/24/49	141,753
		467,854
	India — 2.1%
	Bharti Airtel International Netherlands BV (1)
200,000	5.350%, 05/20/24	210,043
	Oil India (1)
300,000	5.375%, 04/17/24	313,628
		523,671
	Indonesia — 1.5%
	Indo Energy Finance II BV (1)
200,000	6.375%, 01/24/23	168,000
	Pertamina Persero MTN (1)
200,000	5.625%, 05/20/43	190,250
		358,250
	Italy — 1.3%
	Enel (1) (3)
†100,000	7.750%, 09/10/75	185,629
	Gamenet (1)
†100,000	7.250%, 08/01/18	138,190
		323,819
	Kazakhstan — 0.8%
	KazMunayGas National JSC MTN (1)
200,000	5.750%, 04/30/43	198,040

	Luxembourg — 3.1%
	Altice MTN (2)
400,000	7.750%, 05/15/22	410,000
	ArcelorMittal
200,000	7.500%, 10/15/39	209,250
	Financiere Medicis Lux (1)
†100,000	7.000%, 05/15/20	142,247
		761,497
	Malaysia — 0.9%
	Digicel (2)
200,000	7.000%, 02/15/20	213,000

	Mexico — 1.8%
	Pemex Project Funding Master Trust
200,000	6.625%, 06/15/35	237,660
	Petroleos Mexicanos (1)
†2,500,000	7.650%, 11/24/21	204,819
		442,479
	Netherlands — 0.9%
	Koninklijke KPN (2) (3)
200,000	7.000%, 03/28/73	209,500

	Spain — 0.6%
	Grupo Antolin Dutch BV (1)
†100,000	4.750%, 04/01/21	137,404

	Supra-National — 0.5%
	Eurasian Development Bank MTN (1)
‡5,000,000	8.000%, 10/05/17	128,036

	United Kingdom — 3.6%
	Friends Life Holdings (1)
†100,000	8.250%, 04/21/22	191,533
	Gala Group Finance (1)
†90,000	8.875%, 09/01/18	162,128

Principal
Amount ($)		Value $

	Odeon & UCI Finco MTN (1)
†100,000	9.000%, 08/01/18	172,207
	Old Mutual MTN (1)
†100,000	8.000%, 06/03/21	193,545
	RL Finance Bonds No. 2 (1) (3)
†100,000	6.125%, 11/30/43	174,428
		893,841
	United States — 16.7%
	Advanced Micro Devices (2)
400,000	7.000%, 07/01/24	391,000
	Apple
100,000	3.850%, 05/04/43	92,345
	Bank of America (3)
200,000	5.200%, 12/29/49	188,500
	Bon-Ton Department Stores
100,000	8.000%, 06/15/21	91,500
	BreitBurn Energy Partners
100,000	7.875%, 04/15/22	105,000
	CenturyLink
200,000	6.750%, 12/01/23	217,750
	Eastman Chemical
100,000	4.650%, 10/15/44	99,083
	Energy Transfer Equity
100,000	5.875%, 01/15/24	102,500
	EV Energy Partners
100,000	8.000%, 04/15/19	105,000
	Express Scripts Holding
100,000	6.125%, 11/15/41	122,001
	Ferrellgas (2)
100,000	6.750%, 01/15/22	104,750
	Goldman Sachs Group
100,000	6.750%, 10/01/37	119,472
	Halcon Resources
100,000	8.875%, 05/15/21	104,250
	JPMorgan Chase (3)
200,000	6.750%, 08/29/49	214,500
	Midstates Petroleum
100,000	9.250%, 06/01/21	103,750
	Navient LLC MTN
200,000	6.125%, 03/25/24	195,750
	Pfizer
100,000	4.400%, 05/15/44	102,909
	Sabine Pass Liquefaction LLC (2)
100,000	5.750%, 05/15/24	101,625
	Sabra Health Care REIT
200,000	5.375%, 06/01/23	200,250
	Sirius XM Radio (2)
400,000	6.000%, 07/15/24	403,000

Principal
Amount ($)/
Shares

	Suburban Propane Partners
200,000	5.500%, 06/01/24	198,500
	Tenet Healthcare
400,000	6.000%, 10/01/20	419,000
	TMS International (2)
100,000	7.625%, 10/15/21	106,750
	Verizon Communications
100,000	6.550%, 09/15/43	126,044
	Zions Bancorporation (3)
100,000	5.800%, 12/29/49	96,375
		4,111,604
	Venezuela — 1.3%
	Petroleos de Venezuela
200,000	6.000%, 11/15/26 (1)	124,350
200,000	5.000%, 10/28/15	188,750
		313,100
	TOTAL CORPORATE OBLIGATIONS (Cost $10,799,162)	10,593,709

	COMMON STOCK — 35.8%
	Australia (4) — 1.0%
2,255	Insurance Australia Group	13,124
1,771	Sonic Healthcare	29,622
5,260	Tatts Group	17,273
14,607	Telstra	74,074
1,499	Wesfarmers	60,701
1,676	Woodside Petroleum	65,789
		260,583
	Austria — 0.1%
6,714	IMMOFINANZ	21,262

	Belgium (4) — 0.5%
1,187	Ageas	42,602
2,196	Belgacom	71,762
135	Groupe Bruxelles Lambert	13,427
		127,791
	Brazil — 0.9%
1,900	Ambev	13,131
1,491	Cia de Concessoes Rodoviarias	11,770
11,479	Cyrela Brazil Realty Empreendimentos e Participacoes	63,701
7,617	Energias do Brasil	35,924
3,529	Souza Cruz	32,805
2,817	Tractebel Energia	42,216

Shares		Value $

2,443	Transmissora Alianca de Energia Eletrica	22,290
		221,837
	Canada — 1.1%
1,525	Baytex Energy Trust	65,372
1,574	BCE	71,284
135	Canadian Imperial Bank of Commerce	12,531
3,063	Canadian Oil Sands Trust	65,426
482	Great-West Lifeco	14,040
279	IGM Financial	13,163
426	Power Financial	13,729
478	Shaw Communications Class B	11,714
325	TransCanada	16,304
		283,563
	China (4) — 2.0%
155,000	Agricultural Bank of China Class H	75,090
97,000	China Construction Bank Class H	74,217
74,000	China Petroleum & Chemical Class H	72,446
24,000	China Shenhua Energy Class H	70,570
8,000	Huaneng Power International Class H	8,881
118,000	Industrial & Commercial Bank of China Class H	80,478
12,000	Jiangsu Expressway Class H	14,586
58,000	PetroChina Class H	75,172
15,000	Soho China	12,610
		484,050
	Colombia — 0.1%
17,850	Ecopetrol	30,245

	Denmark (4) — 0.2%
409	TrygVesta	41,208

	France (4) — 1.2%
558	AXA	12,820
421	Eutelsat Communications	14,526
1,830	Lagardere SCA	54,478
2,351	Rexel	45,555
622	Sanofi	65,304
1,454	SCOR	46,773
932	Total	60,109
		299,565
	Germany (4) — 0.8%
408	Allianz	67,926
759	Hannover Rueck	64,791
318	Muenchener Rueckversicherungs	67,470
		200,187
	Hong Kong — 1.6%
20,000	BOC Hong Kong Holdings (4)	62,727
1,000	China Mobile (4)	10,927
1,500	CLP Holdings (4)	12,478
14,000	Global Brands Group Holding (5)	3,667
4,300	Hang Seng Bank (4)	72,844
17,000	HKT Trust and HKT (4)	20,078
14,000	Li & Fung (4)	18,650
3,200	MGM China Holdings (4)	11,701
3,000	MTR (4)	11,786
10,000	Sands China (4)	73,417
28,000	SJM Holdings (4)	74,807
1,000	Swire Pacific Class A (4)	12,875
		385,957
	Israel (4) — 0.2%
4,767	Israel Chemicals	38,762

	Italy (4) — 0.5%
2,532	ENI	64,429
11,386	Snam Rete Gas	67,119
		131,548
	Japan (4) — 0.2%
400	Canon	13,086
1,000	Daiichi Sankyo	18,184
900	Mitsubishi Tanabe Pharma	13,073
		44,343
	Luxembourg — 0.5%
496	RTL Group (4)	50,491
1,818	SES FDR	66,824
		117,315
	Malaysia (4) — 0.5%
7,800	Alliance Financial Group	11,896
19,400	Axiata Group	42,233
33,900	DiGi.com	60,207
		114,336
	Netherlands (4) — 0.9%
3,588	Koninklijke Ahold	62,561
448	Koninklijke Philips Electronics	13,808
1,536	Royal Dutch Shell Class B	66,143
1,613	Unilever	66,384
429	Wolters Kluwer	11,886
		220,782

Shares		Value $

	Norway (4) — 0.3%
559	Statoil	15,973
3,009	Telenor	69,246
		85,219
	Russia (4) — 0.3%
2,435	MegaFon OAO GDR	67,780

	Singapore (4) — 0.6%
6,000	Keppel	52,590
2,000	Singapore Exchange	11,283
23,000	Singapore Telecommunications	74,807
		138,680
	South Africa (4) — 0.9%
4,593	Barclays Africa Group	71,464
4,471	Coronation Fund Managers	40,801
6,743	Life Healthcare Group Holdings	27,670
7,266	MMI Holdings	17,554
2,038	Truworths International	14,269
5,495	Vodacom Group	64,226
		235,984
	Spain (4) — 1.2%
3,118	Abertis Infraestructuras	68,338
2,133	Enagas	70,964
3,054	Ferrovial	63,988
1,858	Iberdrola	13,823
2,752	Repsol	68,628
		285,741
	Sweden (4) — 0.3%
1,028	Securitas Class B	11,952
9,598	TeliaSonera	71,887
		83,839
	Switzerland (4) — 1.6%
119	Baloise Holding	14,328
773	Novartis	67,250
240	Roche Holding	69,649
798	Swiss Re	67,836
106	Swisscom	58,851
1,475	Transocean	59,272
243	Zurich Insurance Group	70,594
		407,780
	Taiwan (4) — 1.0%
16,000	Asia Cement	22,226
6,030	Chicony Electronics	16,704
12,000	Far EasTone Telecommunications	24,892
20,100	Lite-On Technology	33,723
2,000	Novatek Microelectronics	10,125
30,000	Pegatron	56,848
4,000	Quanta Computer	11,172
3,000	Radiant Opto-Electronics	12,461
9,000	Ruentex Industries	22,658
30,000	Taiwan Cement	44,661
		255,470
	Thailand (4) — 0.2%
160,100	BTS Group Holdings	42,418
8,400	PTT Global Chemical	17,117
		59,535
	Turkey (4) — 0.3%
30,819	Eregli Demir ve Celik Fabrikalari	64,983

	United Kingdom — 4.9%
2,517	Admiral Group (4)	61,759
3,320	AMEC (4)	63,554
2,078	BHP Billiton (4)	70,885
1,187	British American Tobacco (4)	69,537
12,950	Centrica (4)	67,476
2,384	Cobham (4)	11,763
387	Diageo (4)	11,622
15,785	Direct Line Insurance Group (4)	75,771
6,865	HSBC Holdings (4)	73,599
4,197	ICAP (4)	24,545
3,846	Investec (4)	33,266
13,469	J Sainsbury (4)	70,994
9,524	Marks & Spencer Group (4)	68,940
2,754	Melrose Industries (4)	12,199
5,122	National Grid (4)	72,954
2,035	Noble	63,838
20,579	Old Mutual (4)	67,700
3,877	Pearson	74,685
4,538	Rexam (4)	38,255
1,348	Rio Tinto (4)	77,044
570	Smiths Group (4)	12,231
14,660	Tesco (4)	63,606
583	WPP (4)	11,606
		1,197,829
	United States — 11.9%
335	Ameren	12,881
255	American Electric Power	13,257
1,940	AT&T	69,045
935	Baxter International	69,835
1,422	Bristol-Myers Squibb	71,982
2,331	CA	67,319
501	Centerpoint Energy	12,184
510	Chevron	65,913
1,344	Cincinnati Financial	61,851

Shares		Value $

1,693	Coca-Cola	66,518
2,544	ConAgra Foods	76,651
826	ConocoPhillips	68,145
1,177	Consolidated Edison	66,018
1,501	Darden Restaurants	70,172
238	Dr. Pepper Snapple Group	13,985
182	DTE Energy	13,435
922	Duke Energy	66,504
951	E.I. du Pont de Nemours	61,159
1,128	Eli Lilly	68,876
207	Emerson Electric	13,176
1,301	Ensco Class A	65,895
671	Entergy	48,869
679	ExxonMobil	67,180
321	Freeport-McMoRan	11,948
1,313	General Mills	65,847
384	General Motors	12,987
162	Genuine Parts	13,417
247	Hasbro	12,340
403	Intel	13,658
252	International Paper	11,970
672	Johnson & Johnson	67,260
1,094	Kellogg	65,454
625	Kimberly-Clark	64,919
270	Kohl’s	14,456
1,200	Kraft Foods Group	64,302
2,118	Leggett & Platt	69,470
1,733	Mattel	61,392
363	Maxim Integrated Products	10,639
685	McDonald’s	64,773
1,161	Merck	65,875
284	Microchip Technology	12,786
280	Nucor	14,062
140	Occidental Petroleum	13,679
1,638	Paychex	67,174
4,700	People’s United Financial	68,244
795	PepsiCo	70,039
2,306	Pfizer	66,182
293	PG&E	13,088
249	Pinnacle West Capital	13,319
2,025	PPL	66,805
852	Procter & Gamble	65,877
345	Public Service Enterprise Group	12,134
1,878	Republic Services Class A	71,232
1,166	Reynolds American	65,121
1,169	SCANA	59,479
1,536	Southern	66,493
1,719	Spectra Energy	70,341
1,885	Sysco	67,276
603	United Parcel Service Class B	58,545
810	Wal-Mart Stores	59,600

Shares/Principal Amount ($)

301	Wisconsin Energy	13,118
430	Xcel Energy	13,244
		2,929,395
	TOTAL COMMON STOCK (Cost $9,049,880)	8,835,569

	FOREIGN GOVERNMENT BONDS — 11.8%
	Brazil — 2.5%
	Banco Nacional de Desenvolvimento Economico e Social (1)
200,000	5.750%, 09/26/23	216,200
	Brazil Notas do Tesouro Nacional Serie F
†1,000,000	10.000%, 01/01/21	407,765
		623,965
	Colombia — 0.3%
	Empresa de Telecomunicaciones de Bogota (1)
†140,000,000	7.000%, 01/17/23	69,994

	Croatia — 1.5%
	Croatia Government International Bond (1)
150,000	6.625%, 07/14/20	167,625
200,000	5.500%, 04/04/23	208,000
		375,625
	El Salvador — 0.5%
	El Salvador Government International Bond (1)
100,000	7.375%, 12/01/19	111,750

	Hungary — 0.3%
	Hungary Government Bond
†15,000,000	7.000%, 06/24/22	74,730

	Indonesia — 1.3%
	Indonesia Government International Bond MTN (1)
200,000	4.625%, 04/15/43	181,623
	Indonesia Treasury Bond
†1,800,000,000	7.000%, 05/15/22	146,787
		328,410
	Lebanon — 0.4%
	Lebanon Government International Bond MTN (1)
100,000	5.150%, 11/12/18	101,075

Principal Amount ($)/ Shares		Value $

	Mexico — 0.4%
	Mexican Bonos
†1,000,000	7.750%, 05/29/31	85,216

	Morocco — 0.8%
	Morocco Government International Bond (1)
200,000	4.250%, 12/11/22	200,750

	Nigeria — 0.6%
	Nigeria Government Bond
†10,000,000	16.000%, 06/29/19	73,195
†10,000,000	14.200%, 03/14/24	68,774
		141,969
	Poland — 0.6%
	Poland Government Bond
†400,000	5.750%, 04/25/29	157,164

	South Africa — 1.2%
	South Africa Government Bond
†1,500,000	7.750%, 02/28/23	137,179
†1,000,000	7.000%, 02/28/31	79,159
†1,000,000	6.500%, 02/28/41	70,034
		286,372
	Turkey — 1.4%
	Turkey Government Bond
†800,000	6.300%, 02/14/18	351,223

	TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,910,050)	2,908,244

	CLOSED-END FUNDS — 1.9%
	Guernsey — 0.8%
41,700	HSBC Infrastructure	101,520
44,000	International Public Partnerships (4)	97,862
		199,382
	United Kingdom — 1.1%
49,000	BBGI SICAV	101,134
17,391	Starwood European Real Estate Finance	30,242
100,000	UK Commercial Property Trust	138,019
		269,395
	TOTAL CLOSED-END FUNDS (Cost $467,875)	468,777

	MUNICIPAL BONDS — 1.3%
	Illinois — 0.4%
	Chicago O’Hare International Airport RB, Series D
100,000	5.000%, 01/01/44	105,040

	New York — 0.5%
	State City Water & Sewer System RB
100,000	5.000%, 06/15/46	109,188

	Texas — 0.4%
	Grand Parkway Transportation RB, Series Sub B
100,000	5.250%, 10/01/51	108,867

	TOTAL MUNICIPAL BONDS (Cost $323,867)	323,095

	EXCHANGE TRADED FUNDS — 1.3%
	United States — 1.3%
11,000	iShares Mortgage Real Estate Capped ETF	135,960
2,400	Vanguard REIT ETF	179,760
	TOTAL EXCHANGE TRADED FUNDS (Cost $323,315)	315,720

	PREFERRED STOCK — 0.5%
	Brazil — 0.5%
1,957	AES Tiete	16,277
2,400	Banco do Estado do Rio Grande do Sul	12,271
4,314	Cia Energetica de Sao Paulo	54,820
2,077	Cia Paranaense de Energia	32,188
	TOTAL PREFERRED STOCK (Cost $120,606)	115,556

Number of Contracts		Value $

	PURCHASED OPTIONS (5) — 0.3%
13	DJ Euro Stoxx 50 Index Put Option, Expires 09/19/14, Strike Price $3,050	9,348
5	DJ Euro Stoxx 50 Index Put Option, Expires 09/19/14, Strike Price $3,175	7,083
11	S&P 500 Index Put Option, Expires 08/16/14, Strike Price $1,900	15,400
11	S&P 500 Index Put Option, Expires 09/20/14, Strike Price $1,885	25,575
4	S&P 500 Index Put Option, Expires 09/20/14, Strike Price $1,980	26,800
	TOTAL PURCHASED OPTIONS (Cost $41,361)	84,206
	TOTAL INVESTMENTS — 95.9% (Cost $24,036,116)*	23,644,876
	OTHER ASSETS LESS LIABILITIES — 4.1%	1,015,379

	NET ASSETS — 100%	$24,660,255

†                      In local currency.

‡                      Denominated in RUB.

(1)              Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $5,741,626, representing 23.3% of the net assets of the Fund.

(2)              Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $2,263,953, representing 9.2% of the net assets of the Fund.

(3)              Variable Rate Security — Rate disclosed is as of July 31, 2014.

(4)              Security is fair valued.

(5)              Denotes non-income producing security.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $24,036,116, and the unrealized appreciation and depreciation were $211,044 and $(602,284), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Canadian 10-Year Bond	(19)	Sep-2014	$5,633
Euro-Bobl	(5)	Sep-2014	(2,864)
Euro-Bond	1	Sep-2014	2 ,474
Euro-Bond	(5)	Sep-2014	(6,891)
Long Gilt 10-Year Bond	(22)	Sep-2014	(13,848)
U.S. 5-Year Treasury Note	(12)	Sep-2014	1,386
U.S. 10-Year Treasury Note	(1)	Sep-2014	(142)
U.S. Long Treasury Bond	(1)	Sep-2014	(1,533)
			$(15,785)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	9/18/14	EUR	1,050,000	USD	1,427,213	$20,986
Barclays Capital	9/18/14	GBP	764,000	USD	1,299,411	10,093
Barclays Capital	9/18/14	PLN	496,000	USD	161,268	2,821
Citigroup Global Markets	9/18/14	GBP	155,000	USD	264,474	2,898
Credit Suisse First Boston	9/18/14	RUB	11,234,000	USD	317,614	7,151
JPMorgan Securities	8/27/14	EUR	542,750	USD	729,408	2,579
JPMorgan Securities	8/27/14	GBP	883,045	USD	1,498,956	8,447
JPMorgan Securities	9/18/14	AUD	265,000	USD	247,670	2,278
JPMorgan Securities	9/18/14	CAD	311,000	USD	290,504	5,612
JPMorgan Securities	9/18/14	CHF	333,000	USD	374,230	7,662
Toronto Dominion Bank	9/18/14	GBP	76,000	USD	129,392	1,136
UBS Securities	9/18/14	USD	179,077	RUB	6,324,000	(4,307)
						$67,356

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange Traded Fund

EUR — Euro

FDR — Foreign Depositary Receipts

GBP — British Pound

GDR — Global Depositary Receipt

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

REIT — Real Estate Investment Trust

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Strategic Bond Fund

Schedule of Investments

July 31, 2014 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS — 67.2%
	Australia — 0.9%
	National Australia Bank MTN (1) (2)
130,000	1.978%, 01/27/15	221,271

	Brazil — 0.8%
	Marfrig Holding Europe BV (2)
‡200,000	8.375%, 05/09/18	211,500

	Canada — 0.8%
	Toronto-Dominion Bank MTN (2)
150,000	5.375%, 05/14/15	208,792

	France — 6.1%
	BNP Paribas (1)
130,000	1.126%, 05/16/16	220,456
	BPCE (2)
100,000	5.250%, 04/16/29	171,083
	Credit Agricole (1) (2)
‡220,000	1.394%, 04/15/16	222,740
	Credit Mutuel - CIC Home Loan SFH (1) (2)
300,000	0.855%, 04/22/16	507,463
	Dexia Credit Local NY MTN (2)
‡250,000	1.250%, 10/18/16	251,531
	Total Capital MTN (2)
110,000	4.875%, 01/28/19	175,266
		1,548,539
	Germany — 16.9%
	Aareal Bank MTN (1) (2)
100,000	0.875%, 05/02/16	169,006
	Bayerische Landesbank MTN (1)
400,000	0.728%, 02/20/15	675,928
	Deutsche Bank MTN (1)
200,000	0.467%, 05/28/15	267,863
	Deutsche Pfandbriefbank MTN (1)
100,000	0.976%, 05/16/16	168,965
	Erste Abwicklungsanstalt MTN (1)
700,000	0.635%, 08/15/16	942,494
	FMS Wertmanagement AoeR MTN (2)
300,000	1.375%, 12/08/14	507,679
	KFW MTN (1)
480,000	0.633%, 03/09/15	811,118
	Muenchener Hypothekenbank MTN (1) (2)
100,000	0.758%, 04/25/16	168,824
	RWE (1) (2)
100,000	7.000%, 03/29/49	182,823
	Schaeffler Finance BV MTN (2)
140,000	2.750%, 05/15/19	187,115
	Volkswagen Financial Services MTN (2)
130,000	2.000%, 10/23/15	221,340
		4,303,155
	Greece — 1.4%
	Alpha Credit Group MTN (2)
140,000	3.375%, 06/17/17	182,452
	ERB Hellas MTN (2)
140,000	4.250%, 06/26/18	183,061
		365,513
	Italy — 1.4%
	Banca Monte dei Paschi di Siena MTN (2)
130,000	3.625%, 04/01/19	177,180
	UniCredit MTN (1) (2)
120,000	5.750%, 10/28/25	177,446
		354,626
	Mexico — 0.8%
	Cemex (3)
‡200,000	5.875%, 03/25/19	204,000

	Netherlands — 7.6%
	ABN AMRO Bank MTN (1) (2)
150,000	0.927%, 08/01/16	201,947
	Bank Nederlandse Gemeenten (1) (2)
‡720,000	0.404%, 07/18/16	721,941
	ING Bank MTN (2)
200,000	2.125%, 07/10/15	272,113
	Koninklijke KPN MTN (1) (2)
100,000	6.875%, 03/14/73	174,984
	Nederlandse Waterschapsbank (1) (2)
‡570,000	0.434%, 10/18/16	571,220
		1,942,205
	Spain — 2.2%
	Bankia MTN (1) (2)
100,000	4.000%, 05/22/24	131,061
	Mapfre (1)
150,000	5.921%, 07/24/37	214,388
	Santander International Debt SAU MTN (2)
150,000	3.500%, 03/10/15	204,397
		549,846
	Supra-National — 3.5%
	European Investment Bank MTN (1)
530,000	0.626%, 01/05/16	895,807

	Sweden — 2.6%
	Nordea Bank MTN (1) (2)
150,000	0.617%, 11/25/16	201,540

Principal Amount †		Value $

	Svenska Handelsbanken (1)
‡250,000	0.680%, 03/21/16	251,372
	Swedbank MTN (1)
130,000	1.175%, 11/06/15	220,859
		673,771
	United Kingdom — 14.7%
	Aviva (1)
100,000	5.902%, 07/27/49	176,850
	Barclays Bank MTN (1) (2)
130,000	2.056%, 01/20/15	221,021
	BAT International Finance MTN (2)
‡220,000	1.125%, 03/29/16	220,852
	Clydesdale Bank MTN (1) (2)
130,000	2.233%, 06/08/15	222,470
	Coventry Building Society MTN (1) (2)
260,000	2.127%, 02/10/15	442,608
	Friends Life Holdings (1) (2)
‡200,000	7.875%, 11/08/49	225,021
	Jaguar Land Rover Automotive (2)
100,000	8.250%, 03/15/20	186,769
	Lloyds Bank MTN (1) (2)
130,000	0.804%, 01/14/17	220,058
	Nationwide Building Society MTN (1) (2)
400,000	2.155%, 01/23/15	680,363
	Network Rail Infrastructure Finance MTN
430,000	4.875%, 11/27/15	763,698
	Virgin Media Secured Finance (2)
100,000	6.000%, 04/15/21	174,275
	Yorkshire Building Society (1) (2)
130,000	2.303%, 03/23/16	224,672
		3,758,657
	United States — 7.5%
	Apple
‡400,000	4.450%, 05/06/44	406,815
	Bank of America (1)
‡250,000	0.695%, 02/14/17	250,344
	Bank of America MTN
‡180,000	4.875%, 04/01/44	185,968
	JPMorgan Chase (1)
‡220,000	0.744%, 02/14/17	221,021
	Microsoft
‡450,000	3.125%, 12/06/28	666,254
	Verizon Communications MTN
‡130,000	3.250%, 02/17/26	190,944
		1,921,346
	TOTAL CORPORATE OBLIGATIONS (Cost $17,324,316)	17,159,028

	FOREIGN GOVERNMENT BONDS — 10.1%
	Canada — 0.8%
	Province of Ontario Canada
‡200,000	0.950%, 05/26/15	201,131

	Italy — 0.8%
	Italy Certificati di Credito del Tesoro (4)
150,000	0.468%, 06/30/15	200,363

	Mexico — 3.6%
	Mexican Bonos
10,500,000	8.000%, 06/11/20	913,337

	Spain — 4.1%
	Spain Government Bond (2) (3)
700,000	3.800%, 04/30/24	1,040,355

	Sweden — 0.8%
	Kommuninvest I Sverige (2)
‡220,000	0.875%, 12/13/16	220,206

	TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,586,410)	2,575,392

	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
	ALBA, Series 2011-1, Class A2 (1) (2)
126,000	2.993%, 05/25/51	215,635
	Aire Valley Mortgages, Series 2007-1X, Class 2A3 (1) (2)
126,570	0.814%, 09/20/66	208,774
	Berica ABS 3, Series 2014-3, Class A (1) (2)
200,000	1.259%, 06/30/61	268,905
	Brunel Residential Mortgage Securitisation, Series 1A, Class A4C (1) (3)
‡216,346	0.434%, 01/13/39	214,493

Principal Amount †/ Number of Contracts		Value $

	Eurosail, Series 2006-2X, Class A2C (1) (2)
120,605	0.718%, 12/15/44	197,505
	Granite Master Issuer, Series 2006- 1X, Class M3 (1) (2)
184,000	1.099%, 12/20/54	305,445
	Paragon Mortgages, Series 16, Class A (1)
121,010	3.308%, 04/15/39	205,255
	Residential Mortgage Securities, Series 2010-25, Class A1 (1) (2)
176,201	3.058%, 12/16/50	309,393
	Residential Mortgage Securities, Series 20X, Class A2A (1) (2)
127,094	0.787%, 08/10/38	210,785
	RMAC, Series 2004-NS2X, Class A3 (1) (2)
128,723	0.775%, 06/12/36	202,692
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,365,664)	2,338,882

	MUNICIPAL BONDS — 1.8%
	California — 0.9%
	University of California RB, Series AI
‡215,000	5.000%, 05/15/38	239,009

	Illinois — 0.9%
	State GO
‡210,000	6.725%, 04/01/35	231,664

	TOTAL MUNICIPAL BONDS (Cost $477,390)	470,673

	PURCHASED OPTION (5) — 0.2%
94	U.S. 5 Year Future Option Put, Expires: 09/26/14, Strike Price: $118 (Cost $43,872)	55,813
	TOTAL INVESTMENTS — 88.5% (Cost $22,797,652)*	22,599,788
	OTHER ASSETS LESS LIABILITIES — 11.5%	2,936,149

	NET ASSETS — 100%	$25,535,937

Number of
Contracts

WRITTEN OPTION (5) — 0.0%
(94)	U.S. 5 Year Future Option Put, Expires: 09/26/14, Strike Price: $116 (Premiums Received $5,698)	(8,078)

†                      In local currency unless otherwise noted.

‡                      Denominated in USD.

(1)              Variable Rate Security — Rate disclosed is as of July 31, 2014.

(2)              Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $12,603,579, representing 8.3% of the net assets of the Fund.

(3)              Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2014, the value of these securities amounted to $1,458,848, representing 1.0% of the net assets of the Fund.

(4)              Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(5)              Denotes non-income producing security.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $22,797,652, and the unrealized appreciation and depreciation were $22,445 and $(220,309), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Canadian 10-Year Bond	(19)	Sep-2014	$5,633
Euro-Bobl	(5)	Sep-2014	(2,864)
Euro-Bond	1	Sep-2014	2,474
Euro-Bond	(5)	Sep-2014	(6,891)
Long Gilt 10-Year Bond	(22)	Sep-2014	(13,848)
U.S. 5-Year Treasury Note	(12)	Sep-2014	1,386
U.S. 10-Year Treasury Note	(1)	Sep-2014	(142)
U.S. Long Treasury Bond	(1)	Sep-2014	(1,533)
			$(15,785)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	8/14/14	AUD	1,380,000	USD	1,294,383	$13,233
Citigroup Global Markets	8/14/14	CAD	2,770,000	USD	2,585,736	46,158
Citigroup Global Markets	8/14/14	EUR	6,420,000	USD	8,731,099	134,044
Citigroup Global Markets	8/14/14	GBP	40,000	USD	67,533	8
Citigroup Global Markets	8/14/14	JPY	51,485,100	CAD	546,339	339
HSBC	8/14/14	GBP	6,620,366	USD	11,335,079	159,202
HSBC	8/14/14	MXP	12,058,258	USD	924,961	13,819
JPMorgan Securities	8/14/14	EUR	200,747	GBP	158,518	(1,226)
JPMorgan Securities	8/14/14	EUR	4,430,454	USD	6,039,830	106,986
JPMorgan Securities	8/14/14	USD	213,286	GBP	125,027	(2,227)
State Street Bank	8/14/14	EUR	70,000	USD	93,646	(91)
Toronto Dominion Bank	8/14/14	AUD	798,500	USD	747,979	6,675
Toronto Dominion Bank	8/14/14	EUR	170,000	USD	229,266	1,618
Toronto Dominion Bank	8/14/14	GBP	44,600	EUR	56,360	183
Toronto Dominion Bank	8/14/14	GBP	1,980,671	USD	3,389,701	46,119
Toronto Dominion Bank	8/14/14	JPY	25,742,600	AUD	268,460	(1,047)
Toronto Dominion Bank	8/14/14	JPY	25,742,600	GBP	148,355	162
Toronto Dominion Bank	8/14/14	NOK	1,573,600	GBP	148,490	475
Toronto Dominion Bank	8/14/14	SEK	1,727,400	GBP	148,155	(295)
Toronto Dominion Bank	8/14/14	USD	2,950,865	EUR	2,203,100	(683)
Toronto Dominion Bank	8/14/14	USD	3,028,634	JPY	307,402,700	(39,978)
Toronto Dominion Bank	8/14/14	USD	1,238,183	NOK	7,643,400	(22,929)
Toronto Dominion Bank	8/14/14	USD	1,237,985	SEK	8,397,800	(20,674)
						$439,871

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2014 is as follows:

Interest Rate Swaps

						Net Unrealized
			Termination		Notional	Appreciation
Counterparty	Fund Pays	Fund Receives	Date	Currency	Amount	(Depreciation)
Morgan Stanley	3 Month USD - LIBOR	3.39%	07/25/44	USD	1,510,000	$28,584
Morgan Stanley	1.99%	3 Month EUR - EURIBOR	07/25/29	EUR	390,000	(13,576)
Morgan Stanley	1.40%	6 Month EUR - EURIBOR	08/28/24	EUR	2,800,000	(2,359)
Morgan Stanley	2.73%	3 Month USD - LIBOR	08/11/24	USD	1,400,000	(2,106)
Morgan Stanley	6 Month EUR - EURIBOR	1.47%	08/11/24	EUR	960,000	9,884
Morgan Stanley	1.52%	6 Month EUR - EURIBOR	07/25/24	EUR	600,000	(11,457)
Morgan Stanley	2.73%	3 Month USD - LIBOR	07/25/24	USD	6,360,000	(17,047)
Morgan Stanley	6 Month EUR - EURIBOR	1.52%	07/25/24	EUR	4,448,000	84,348
Morgan Stanley	2.72%	3 Month USD - LIBOR	07/25/24	USD	700,000	(1,434)
Morgan Stanley	2.73%	3 Month USD - LIBOR	07/25/24	USD	400,000	(1,036)
Morgan Stanley	6 Month EUR - EURIBOR	0.67%	08/28/19	EUR	5,360,000	1,854
Morgan Stanley	1.83%	3 Month USD - LIBOR	08/23/19	USD	6,280,000	30,117
Morgan Stanley	0.66%	3 Month USD - LIBOR	07/25/16	USD	25,120,000	29,489
Morgan Stanley	6 Month GBP - LIBOR	1.40%	07/23/16	GBP	14,800,000	26,413
						$161,674

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Hy S22 5Year	5.00%	Morgan Stanley	6/20/19	USD	500,000	$44,085	$10,633
Cdx.Na.Ig S22 5Year	1.00%	Morgan Stanley	6/20/19	USD	2,500,000	51,107	9,215
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	6/20/19	USD	550,000	91,651	13,018
						$186,843	$32,866

AUD — Australian Dollar

CAD — Canadian Dollar

Cdx.Na.Hy — Credit Derivatives Index - High Yield

Cdx.Na.Ig — Credit Derivatives Index - Investment Grade

EUR — Euro

EURIBOR — Euro Inter bank Offered Rate

GBP — British Pound

GO — General Obligation

Itraxx Xover — Credit Derivatives Index - Blend of Investment Grade and High Yield

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

NOK — Norwegian Krone

RB — Revenue Bond

SEK — Sweden Krone

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2014 (unaudited)

The following is a summary of the inputs used as of July 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$57,996,426	$—	$—	$57,996,426
Investment Companies	634,701	—	—	634,701
Total Investments in Securities	$58,631,127	$—	$—	$58,631,127

Schroder Emerging Market Equity Fund

Investments in Securities (3)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$133,384,407	$—	$—	$133,384,407
China	27,877,768	248,130,681	—	276,008,449
Colombia	3,352,674	—	—	3,352,674
Czech Republic	—	2,730,904	—	2,730,904
Egypt	—	2,691,333	—	2,691,333
Greece	—	3,017,244	—	3,017,244
Hong Kong	—	21,530,321	—	21,530,321
Hungary	—	9,770,902	—	9,770,902
India	21,388,694	64,426,393	—	85,815,087
Indonesia	—	16,379,410	—	16,379,410
Malaysia	—	3,971,505	—	3,971,505
Mexico	45,423,847	—	—	45,423,847
Peru	5,481,323	—	—	5,481,323
Philippines	—	12,488,363	—	12,488,363
Poland	—	20,189,640	—	20,189,640
Qatar	—	17,763,458	—	17,763,458
Russia	47,045,800	15,543,033	—	62,588,833
South Africa	—	32,366,820	—	32,366,820
South Korea	—	253,425,777	—	253,425,777
Taiwan	—	148,917,646	—	148,917,646
Thailand	—	27,816,233	—	27,816,233
Turkey	—	40,106,195	—	40,106,195
United Arab Emirates	—	15,037,308	—	15,037,308
Total Common Stock	283,954,513	956,303,166	—	1,240,257,679

Preferred Stock
Brazil	39,043,446	—	—	39,043,446
Total Preferred Stock	39,043,446	—	—	39,043,446

Total Investments in Securities	$322,997,959	$956,303,166	$—	$1,279,301,125

Schroder International Multi-Cap Value Fund

Investments in Securities (4)	Level 1	Level 2	Level 3 (6)	Total
Common Stock
Australia	$724,198	$13,103,633	$—	$13,827,831
Austria	1,044,394	1,117,715	—	2,162,109
Belgium	361,418	1,155,322	—	1,516,740
Bermuda	305,904	634,174	—	940,078
Brazil	4,214,936	—	—	4,214,936
British Virgin Islands	—	444,326	—	444,326
Cambodia	—	178,788	—	178,788
Canada	10,646,174	—	—	10,646,174
Chile	877,242	—	—	877,242
China	725,766	5,290,315	69,919	6,086,000
Czech Republic	—	1,095,353	—	1,095,353
Denmark	130,162	981,485	—	1,111,647
Finland	146,574	4,281,095	—	4,427,669
France	230,444	9,366,433	—	9,596,877
Gabon	—	148,658	—	148,658
Germany	16,004	7,590,956	—	7,606,960
Greece	18,307	110,639	—	128,946
Guernsey	88,515	470,557	—	559,072
Hong Kong	658,486	14,661,304	—	15,319,790
Hungary	—	179,886	—	179,886
Indonesia	—	1,945,990	—	1,945,990
Ireland	39,325	—	—	39,325
Israel	1,045,069	4,530,911	—	5,575,980
Italy	31,213	2,174,952	—	2,206,165
Japan	16,478	43,290,624	—	43,307,102
Kazakhstan	—	922,140	—	922,140
Liechtenstein	15,828	—	—	15,828
Luxembourg	—	425,211	—	425,211
Malaysia	145,240	215,310	—	360,550
Malta	—	—	—	—
Mexico	98,994	19	—	99,013
Netherlands	46,166	2,791,485	—	2,837,651
New Zealand	13,064	366,155	—	379,219
Norway	310,308	5,526,520	—	5,836,828
Peru	388,772	—	—	388,772
Philippines	175,900	301,623	—	477,523
Poland	—	3,054,409	—	3,054,409
Portugal	398,433	453,271	—	851,704
Russia	1,953,963	1,479,498	—	3,433,461
Singapore	117,589	2,561,276	—	2,678,865
South Africa	424,902	5,308,278	—	5,733,180
South Korea	95,499	5,203,035	—	5,298,534
Spain	—	1,619,478	—	1,619,478
Sweden	614,721	5,339,870	—	5,954,591
Switzerland	194,494	4,172,945	—	4,367,439
Taiwan	39,295	7,609,755	—	7,649,050
Thailand	487,303	2,863,154	—	3,350,457
Turkey	—	2,744,409	—	2,744,409
United Kingdom	1,128,369	33,142,502	—	34,270,871
Total Common Stock	$27,969,449	$198,853,459	$69,919	$226,892,827

Investments in Securities (4)	Level 1	Level 2	Level 3 (6)	Total
Preferred Stock
Brazil	$2,366,443	$—	$—	$2,366,443
Germany	—	210,690	—	210,690
Total Preferred Stock	2,366,443	210,690	—	2,577,133

Investment Company
Switzerland	—	370,431	—	370,431
Total Investment Company	—	370,431	—	370,431

Warrant
Hong Kong	7,958	—	—	7,958
Total Warrant	7,958	—	—	7,958

Rights
Hong Kong	—	—	—	—
Total Rights	—	—	—	—

Total Investments in Securities	$30,343,850	$199,434,580	$69,919	$229,848,349

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(30,676)	$—	$—	$(30,676)
Total Other Financial Instruments	$(30,676)	$—	$—	$(30,676)

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities (5)	Level 1	Level 2	Level 3 (6)	Total
Common Stock
Brazil	$2,250,038	$—	$—	$2,250,038
Chile	168,607	—	—	168,607
China	474,094	2,536,379	44,145	3,054,618
Colombia	128,212	—	—	128,212
Czech Republic	—	155,827	—	155,827
Egypt	135,771	218,230	—	354,001
Greece	—	66,926	—	66,926
Hong Kong	189,694	1,950,830	—	2,140,524
Hungary	—	154,338	—	154,338
India	252,172	—	—	252,172
Indonesia	—	506,803	—	506,803
Kazakhstan	80,968	232,204	—	313,172
Malaysia	222,649	441,015	—	663,664
Mexico	279,210	—	—	279,210
Morocco	—	129,521	—	129,521
Netherlands	76,275	—	—	76,275
Peru	34,934	—	—	34,934
Philippines	84,432	60,485	—	144,917
Poland	—	232,487	—	232,487
Qatar	173,542	238,941	—	412,483
Russia	627,809	563,379	—	1,191,188
South Africa	77,024	2,603,676	—	2,680,700
South Korea	34,936	2,882,814	—	2,917,750
Spain	58,396	—	—	58,396
Taiwan	260,565	2,141,695	—	2,402,260
Thailand	91,492	801,299	—	892,791
Turkey	—	653,607	—	653,607
United Kingdom	—	171,550	—	171,550
Total Common Stock	$5,700,820	$16,742,006	$44,145	$22,486,971

Preferred Stock
Brazil	905,711	—	—	905,711
South Korea	—	23,781	—	23,781
Total Preferred Stock	905,711	23,781	—	929,492

Investment Company
United States	425,186	—	—	425,186
Total Investment Company	425,186	—	—	425,186

Total Investments in Securities	$7,031,717	$16,765,737	$44,145	$23,841,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(7,591)	$—	$—	$(7,591)
Forwards — Unrealized Appreciation	—	911	—	911
Forwards — Unrealized Depreciation	—	(13,953)	—	(13,953)
Total Other Financial Instruments	$(7,591)	$(13,042)	$—	$(20,633)

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)             All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2014, the Fund had securities with a total value of $956,303,166 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(4)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2014, the Fund had securities with a total value of $199,396,901 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $37,679 transfer from Level 1 to Level 2 and had a security with total value of $69,919 transfer from level 1 to level 3. The changes occurred due to a halt in trading of these securities.

(5)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2014, the Fund had securities with a total value of $16,747,722 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $18,015 transfer from Level 1 to Level 2 and had a security with total value of $44,145 transfer from level 1 to level 3. The changes occurred due to a halt in trading of these securities.

(6)              A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$50,027,469	$—	$50,027,469
U.S. Government Mortgage-Backed Obligations	—	32,915,477	—	32,915,477
U.S. Treasury Obligations	—	20,373,893	—	20,373,893
Asset-Backed Securities	—	15,826,797	—	15,826,797
Collateralized Mortgage Obligations	—	14,580,702	—	14,580,702
Municipal Bonds	—	5,687,338	—	5,687,338
Sovereign Governments	—	4,540,332	—	4,540,332
Commercial Mortgage-Backed Obligations	—	4,482,929	—	4,482,929
U.S. Government & Agency Obligations	—	1,558,962	—	1,558,962
Total Investments in Securities	$—	$149,993,899	$—	$149,993,899

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$28,347	$—	$—	$28,347
Futures — Unrealized Depreciation	(96,238)	—	—	(96,238)
Forwards — Unrealized Appreciation	—	58,492		58,492
Total Other Financial Instruments	$(67,891)	$58,492	$—	$(9,399)

Schroder Broad Tax-Aware Value Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,191,021	$—	$83,191,021
Corporate Obligations	—	5,203,527	—	5,203,527
Total Investments in Securities	$—	$88,394,548	$—	$88,394,548

Schroder Long Duration Investment-Grade Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$20,958,031	$—	$20,958,031
U.S. Treasury Obligations	—	7,665,561	—	7,665,561
Tax-Exempt Municipal Bonds	—	6,564,978	—	6,564,978
Taxable Municipal Bonds	—	2,506,810	—	2,506,810
Asset-Backed Security	—	1,129,076	—	1,129,076
Total Investments in Securities	$—	$38,824,456	$—	$38,824,456

Schroder Emerging Markets Multi-Sector Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$14,676,223	$—	$14,676,223
Foreign Government Bonds	—	13,170,772	—	13,170,772
Convertible Bonds	—	2,595,102	—	2,595,102
Total Investments in Securities	$—	$30,442,097	$—	$30,442,097

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$107,967	$—	$107,967
Forwards — Unrealized Depreciation	—	(82,135)	—	(82,135)
Credit Default Swaps — Unrealized Appreciation	—	146	—	146
Credit Default Swaps — Unrealized Depreciation	—	(23,370)	—	(23,370)
Total Other Financial Instruments	$—	$2,608	$—	$2,608

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$158,129,495	$—	$158,129,495
U.S. Treasury Obligations	—	93,793,188	—	93,793,188
Corporate Obligations	—	3,270,784	—	3,270,784
Convertible Bonds	—	2,796,289	—	2,796,289
Total Investments in Securities	$—	$257,989,756	$—	$257,989,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$1,476,787	$—	$1,476,787
Forwards — Unrealized Depreciation	—	(1,600,233)	—	(1,600,233)
Total Other Financial Instruments	$—	$(123,446)	$—	$(123,446)

Schroder Global Multi-Asset Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$10,593,709	$—	$10,593,709
Common Stock	3,695,316	5,140,253	—	8,835,569
Foreign Government Bonds	—	2,908,244	—	2,908,244
Closed-End Funds	370,915	97,862	—	468,777
Municipal Bonds	—	323,095	—	323,095
Exchange Traded Funds	315,720	—	—	315,720
Preferred Stock	115,556	—	—	115,556
Purchased Options	84,206	—	—	84,206
Total Investments in Securities	$4,581,713	$19,063,163	$—	$23,644,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$9,493	$—	$—	$9,493
Futures — Unrealized Depreciation	(25,278)	—	—	(25,278)
Forwards — Unrealized Appreciation	—	71,663	—	71,663
Forwards — Unrealized Depreciation	—	(4,307)	—	(4,307)
Total Other Financial Instruments	$(15,785)	$67,356	$—	$51,571

Schroder Global Strategic Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$17,159,028	$—	$17,159,028
Foreign Government Bonds	—	2,575,392	—	2,575,392
Collateralized Mortgage Obligations	—	2,338,882	—	2,338,882
Municipal Bonds	—	470,673	—	470,673
Purchased Option	55,813	—	—	55,813
Total Investments in Securities	$55,813	$22,543,975	$—	$22,599,788

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(8,078)	$—	$—	$(8,078)
Futures — Unrealized Appreciation	9,493	—	—	9,493
Futures — Unrealized Depreciation	(25,278)	—	—	(25,278)
Forwards — Unrealized Appreciation	—	529,021	—	529,021
Forwards — Unrealized Depreciation	—	(89,150)	—	(89,150)
Interest Rate Swaps — Unrealized Appreciation	—	210,689	—	210,689
Interest Rate Swaps — Unrealized Depreciation	—	(49,015)	—	(49,015)
Credit Default Swaps — Unrealized Appreciation	—	32,866	—	32,866
Total Other Financial Instruments	$(23,863)	$634,411	$—	$610,548

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through July 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2014

*                 Print the name and title of each signing officer under his or her signature.